AUGUST 31, 2011

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

Franklin Double Tax-Free Income Fund

Franklin Federal Intermediate-Term Tax-Free Income Fund

Franklin Federal Limited-Term Tax-Free Income Fund

Franklin High Yield Tax-Free Income Fund

Franklin Insured Tax-Free Income Fund

Franklin Massachusetts Tax-Free Income Fund

Franklin New Jersey Tax-Free Income Fund

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TAX-FREE INCOME

Franklin Tax-Free Trust

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · Templeton · Mutual Series

Semiannual Report

Municipal Bond Market Overview

For the six months ended August 31, 2011, the municipal bond market posted a gain of 6.39% as measured by the Barclays Capital (BC) Municipal Bond Index, which tracks investment-grade municipal securities.1 During the same period, Treasuries fared well, rising 7.08% according to the BC U.S. Treasury Index, which tracks various U.S. Treasury securities.1

During the reporting period, domestic and global events affected the municipal bond market. Domestically, the economic recovery appeared to stall with real gross domestic product rising modestly in the first half of 2011. In Europe, several countries struggled with financial challenges. Amid this volatile environment, the municipal bond market delivered strong results. The tax-exempt market enjoyed an extended period of low supply, thus reducing the availability of bonds to meet investor demand. This reduced supply resulted mostly from the expiration of the Build America Bonds (BAB) program. Total municipal bond issuance was $165 billion from January through August 2011, or approximately 37% less than the same period in 2010.2

The Federal Reserve Board’s (Fed’s) commitment to maintain an accommodative monetary policy stance with historically low interest rates further supported the municipal market. Municipal bond yields generally were more attractive than those of other high-quality, taxable bonds.

On August 2, 2011, the U.S. raised its debt ceiling and avoided defaulting on its debt obligations. Independent credit rating agency Standard & Poor’s (S&P) lowered the country’s long-term rating to AA+ from AAA, citing political risks and a rising debt burden.3 A few days later, S&P similarly lowered the long-term ratings of government-sponsored enterprises (GSEs) such as Fannie Mae and Freddie Mac. In addition, municipal bonds backed by the U.S. government or GSEs were downgraded along with the country’s rating.

S&P’s downgrade of U.S. Treasury securities led to the review of more than 11,000 municipal credits supported by federal programs and agency escrows. Primarily, prerefunded municipals and housing bonds tied to federal subsidy programs were affected by the downgrade. The rating agency continues to

1. Source: © 2011 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

2. Source: Thomson Reuters.

3. These do not indicate ratings of the Funds.

4 | Semiannual Report

review the universe of credits, stating that state and municipal governments that rely less on the national government for revenue and that manage their budgets well enough to weather declines in such funding may retain AAA ratings.

Moody’s Investors Service, another independent credit rating agency, on July 19, 2011, placed five AAA-rated states on its watch list for potential rating cuts based on their dependency on federal funding. After the debt ceiling was raised, Moody’s reconfirmed the AAA rating to states and public finance issuers previously identified as directly or indirectly linked to the U.S. government. The same credits are currently assigned a negative outlook based on the identification of certain shared characteristics. The rating agencies planned to review the group of securities based on individual merit in subsequent weeks.

Raising the debt ceiling was agreed upon only with stipulations. Congress enacted the Budget Control Act of 2011 with the potential to reduce the federal deficit by approximately $2 trillion by 2021. While the plan of action is unknown, one can expect it to impact state and local programs dependent on federal subsidies. State and local officials may need to reevaluate current budget forecasts and the potential effects. One important element to recognize is that most states are constitutionally required to balance their budgets regardless of any monetary changes in aid received from the federal government.

During this reporting period, state and local officials made unpopular and difficult decisions to close budget gaps. Proactive states successfully balanced and passed budgets on time using a variety of measures. For example, they raised tuition and fees at higher education institutions, reduced government expenditures by eliminating and consolidating departments, and lowered aid to various programs. Despite the challenges, many states continued to show mild growth in state revenues.

At period-end, the current climate of low tax-exempt issuance and accommodative Fed policy led us to maintain a positive view of the municipal bond market. Municipal bonds continued to offer attractive yields when compared with Treasury bonds. The 10-year and 30-year municipal bond yields were as much as 100.3% and 107.2% of comparable-maturity Treasury bond yields, as of August 31, 2011. We intend to follow our solid discipline of investing to maximize income while seeking value in the municipal bond market to offer our shareholders a monthly tax-free distribution.

The foregoing information reflects our analysis and opinions as of August 31, 2011, the end of the reporting period. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

Semiannual Report | 5

Investment Strategy and

Manager’s Discussion

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities while balancing risk and return within each Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. As we invest during different interest rate environments, each Fund’s portfolio remains diversified with a broad range of securities. This broad diversification may help mitigate interest rate risk. We do not use leverage or exotic derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets. We generally stay fully invested to help maximize income distribution.

Manager’s Discussion

The combination of our value-oriented philosophy of investing primarily for income and a positive-sloping municipal yield curve favored the use of longer term bonds. Consistent with our strategy, we sought to purchase bonds from 15 to 30 years in maturity with good call features for the long-term funds, 10 to 15 years for the intermediate-term fund, and five years or less for the limited-term fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

We invite you to read your Fund report for more detailed performance and portfolio information. Thank you for your participation in Franklin Tax-Free Trust. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Franklin Double Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Double Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and state personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.1 The Fund focuses on municipal securities issued by U.S. territories such as Puerto Rico, Guam and the U.S. Virgin Islands, and currently invests primarily in Puerto Rican municipal securities.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

We are pleased to bring you Franklin Double Tax-Free Income Fund’s semiannual report for the period ended August 31, 2011.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.12 on February 28, 2011, to $11.58 on August 31, 2011. The Fund’s

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 66.

Semiannual Report | 7

Class A shares paid dividends totaling 26.77 cents per share for the same period.2 The Performance Summary beginning on page 10 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 4.42% based on an annualization of the current 4.45 cent per share dividend and the maximum offering price of $12.09 on August 31, 2011. An investor in the 2011 maximum federal income tax bracket of 35.00% would need to earn a distribution rate of 6.80% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for details. Franklin Double Tax-Free Income Fund is the only mutual fund to offer both state and federal income tax exemptions in all 50 states. We do this by investing principally in U.S. territories such as Puerto Rico, the U.S. Virgin Islands and Guam. This can be particularly appealing to residents of states such as Illinois, Iowa and Wisconsin, where income from their own municipal securities may be fully taxable.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

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The Fund was well diversified with 112 different positions across 10 different sectors as of August 31, 2011. Issuers represented in the portfolio included Puerto Rico (75.8% of the Fund’s total long-term investments), Guam (12.2%) and U.S. Virgin Islands (12.0%).

Many municipal bond funds purchase U.S. territory paper, mainly Puerto Rico’s, as an alternative for their specialty state funds when the supply within a particular state is running low. This strong demand for territory paper has also helped to keep bond values high relative to other states. Puerto Rico’s municipal bond market is widely traded and is very liquid because of its dual tax-exemption advantages.

Thank you for your continued participation in Franklin Double Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 9

Performance Summary as of 8/31/11

Franklin Double Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

10 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 11

Performance Summary (continued)

Endnotes

Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. Since the Fund may concentrate its investments in a single U.S. territory, it may be subject to greater risk of adverse economic and regulatory changes in that territory than a geographically diversified fund. The Fund is classified as a nondiversified Fund because it may invest a greater portion of its assets in the municipal securities of one issuer than a diversified fund. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s current monthly dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/11.

5. Taxable equivalent distribution rate and yield assume the 2011 maximum federal income tax rate of 35.00%.

6. The 30-day standardized yield for the 30 days ended 8/31/11 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/15/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/15/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/15/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/15/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +18.61% and +8.35%.

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Your Fund’s Expenses

Franklin Double Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 13

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.67%; C: 1.22%; and Advisor: 0.57%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

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Franklin Federal Intermediate-Term Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Federal Intermediate-Term Tax-Free Income Fund seeks to provide as high a level of income exempt from federal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1 The Fund maintains a dollar-weighted average portfolio maturity (the time in which the debt must be repaid) of three to 10 years.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

We are pleased to bring you Franklin Federal Intermediate-Term Tax-Free Income Fund’s semiannual report for the period ended August 31, 2011.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.43 on February 28, 2011, to $11.93 on August 31, 2011. The Fund’s Class A shares paid dividends totaling 20.02 cents per share for the same period.2

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 73.

Semiannual Report | 15

The Performance Summary beginning on page 17 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.23% based on an annualization of the current 3.28 cent per share dividend and the maximum offering price of $12.20 on August 31, 2011. An investor in the 2011 maximum federal income tax bracket of 35.00% would need to earn a distribution rate of 4.97% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for details.

Thank you for your continued participation in Franklin Federal Intermediate-Term Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

16 | Semiannual Report

Performance Summary as of 8/31/11

Franklin Federal Intermediate-Term Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Semiannual Report | 17

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 2.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

18 | Semiannual Report

Performance Summary (continued)

Endnotes

Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions.

Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s current monthly dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/11.

5. Taxable equivalent distribution rate and yield assume the 2011 maximum federal income tax rate of 35.00%.

6. The 30-day standardized yield for the 30 days ended 8/31/11 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 12/1/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 12/1/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +25.16% and +8.51%.

Semiannual Report | 19

Your Fund’s Expenses

Franklin Federal Intermediate-Term Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

20 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.65%; C: 1.20%; and Advisor: 0.55%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

Semiannual Report | 21

Franklin Federal Limited-Term Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Federal Limited-Term Tax-Free Income Fund seeks to provide as high a level of income exempt from federal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1 The Fund maintains a dollar-weighted average portfolio maturity (the time in which the debt must be repaid) of five years or less.

*Standard & Poor’s (S&P) is used as the primary independent rating agency source. Moody’s is secondary, and Fitch, if available, is used for securities not rated by Moody’s or S&P. The ratings are an indication of an issuer’s creditworthiness, with short-term ratings typically ranging from MIG 1 (highest) to SG (lowest) and long-term ratings typically ranging from AAA (highest) to Below Investment Grade (lowest; includes ratings BB to D). This methodology differs from that used in Fund marketing materials.

**Does not include short-term investments and other net assets.

We are pleased to bring you Franklin Federal Limited-Term Tax-Free Income Fund’s semiannual report for the period ended August 31, 2011.

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 89.

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*Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $10.29 on February 28, 2011, to $10.54 on August 31, 2011. The Fund’s Class A shares paid dividends totaling 9.81 cents per share for the same period.2 The Performance Summary beginning on page 25 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 1.80% based on an annualization of the current 1.62 cent per share dividend and the maximum offering price of $10.78 on August 31, 2011. An investor in the 2011 maximum federal income tax bracket of 35.00% would need to earn a distribution rate of 2.77% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Advisor Class shares’ performance, please see the Performance Summary.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for details.

Consistent with our investment strategy, we invested in bonds we believed could provide the most relative value from an income perspective. Seeking a dollar-weighted average portfolio maturity of five years or less, we concentrated in the one- to five-year range in an effort to insulate investors against bond market

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Semiannual Report | 23

24 | Semiannual Report

volatility. As a result of our strategy, we believe the Fund was positioned to capture changes in short-term interest rates, preserve capital and produce tax-free income.

Thank you for your continued participation in Franklin Federal Limited-Term Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of 8/31/11

Franklin Federal Limited-Term Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Semiannual Report | 25

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total returns include the maximum sales charges. Class A: 2.25% maximum initial sales charge; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.45% (other than certain nonroutine expenses) until 6/30/12.

26 | Semiannual Report

Performance Summary (continued)

Endnotes

Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions.

Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class A: Prior to 2/1/06, these shares were offered without an initial sales charge; thus actual total returns would have differed.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. If the manager and administrator had not waived fees, the Fund’s distribution rate and total return would have been lower, and yield for the period would have been 0.85% for Class A and 1.02% for Advisor Class.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Distribution rate is based on an annualization of the respective class’s current monthly dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/11.

6. Taxable equivalent distribution rate and yield assume the 2011 maximum federal income tax rate of 35.00%.

7. The 30-day standardized yield for the 30 days ended 8/31/11 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

8. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

9. Effective 2/1/11, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 2/1/11, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 2/1/11, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 2/1/11 (commencement of sales), the cumulative total return of Advisor Class shares was +3.70%.

Semiannual Report | 27

Your Fund’s Expenses

Franklin Federal Limited-Term Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

28 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month annualized expense ratio, net of expense waivers, annualized for each class (A: 0.53% and Advisor: 0.39%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

Semiannual Report | 29

Franklin High Yield Tax-Free Income Fund

Your Fund’s Goals and Main Investments: Franklin High Yield Tax-Free Income Fund seeks to provide a high current yield exempt from federal income taxes by investing at least 80% of its net assets in securities that pay interest free from such taxes.1 Its secondary goal is capital appreciation to the extent possible and consistent with the Fund’s principal investment goal.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

We are pleased to bring you Franklin High Yield Tax-Free Income Fund’s semiannual report for the period ended August 31, 2011.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $9.60 on February 28, 2011, to $10.05 on August 31, 2011. The Fund’s Class A shares paid dividends totaling 26.59 cents per share for the same period.2 The Performance Summary beginning on page 32 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 4.99% based on an annualization of the current 4.37 cent per share dividend and the maximum offering price of $10.50 on August 31, 2011. An investor in the 2011

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 102.

30 | Semiannual Report

maximum federal income tax bracket of 35.00% would need to earn a distribution rate of 7.68% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class B, C and Advisor shares’ performance, please see the Performance Summary.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for details.

During the reporting period, the Fund continued to generate high, current, tax-free income for its shareholders. Consistent with our strategy, the Fund did not use leverage or credit derivatives to boost short-term returns, and we were careful to not overexpose the portfolio to any one credit sector.

Thank you for your continued participation in Franklin High Yield Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 31

Performance Summary as of 8/31/11

Franklin High Yield Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

32 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 33

Performance Summary (continued)

Endnotes

Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. In general, an investor is paid a higher yield to assume a greater degree of credit risk. The Fund’s prospectus also includes a description of the main investment risks.

Class B: Class C:

These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s current monthly dividend and the maximum offering price (NAV for Classes B, C and Advisor) per share on 8/31/11.

5. Taxable equivalent distribution rate and yield assume the 2011 maximum federal income tax rate of 35.00%.

6. The 30-day standardized yield for the 30 days ended 8/31/11 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 1/3/06, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/3/06, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/3/06, actual Advisor class performance is used reflecting all charges and fees applicable to that class. Since 1/3/06 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +26.65% and +4.27%.

34 | Semiannual Report

Your Fund’s Expenses

Franklin High Yield Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 35

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.63%; B: 1.18%; C: 1.18%; and Advisor: 0.53%), multiplied by the average account value over the period, multiplied by 184/366 reflect the one-half year period.

36 | Semiannual Report

Franklin Insured Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Insured Tax-Free Income Fund seeks to provide as high a level of income exempt from federal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1 The Fund invests predominantly in insured municipal securities.2

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

We are pleased to bring you Franklin Insured Tax-Free Income Fund’s semiannual report for the period ended August 31, 2011.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.39 on February 28, 2011, to $11.91 on August 31, 2011. The Fund’s

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. Fund shares are not insured by any U.S. or other government agency. They are subject to market risks and will fluctuate in value.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 133.

Semiannual Report | 37

Class A shares paid dividends totaling 26.19 cents per share for the same period.3 The Performance Summary beginning on page 40 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 4.20% based on an annualization of the current 4.35 cent per share dividend and the maximum offering price of $12.44 on August 31, 2011. An investor in the 2011 maximum federal income tax bracket of 35.00% would need to earn a distribution rate of 6.46% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class B, C and Advisor shares’ performance, please see the Performance Summary.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for details.

During the reporting period, we limited Fund purchases to bonds insured by Assured Guaranty and non-insured bonds rated AA or higher by independent credit rating agencies. The municipal bond insurance industry has gone through significant downgrades since the 2008 financial crisis. As a result, Assured Guaranty was the only major municipal bond insurer currently providing new municipal bond insurance. Aside from Berkshire Hathaway Assurance, Assured Guaranty was the only insurer that carried a rating of AA. On October 25, 2010,

3. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

38 | Semiannual Report

Standard & Poor’s downgraded Assured Guaranty to AA+ from AAA, so that by the end of August 2011 no municipal bond insurers were rated AAA.

The rating agencies continued to reevaluate their methods for rating municipal bond insurance firms, which has created a measure of uncertainty with regard to ratings going forward. We will continue to closely monitor the municipal insurance industry’s progress and the market for insured bonds. As always, we strive for solid performance on a relative value basis with a focus on income and credit safety.

Thank you for your continued participation in Franklin Insured Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 39

Performance Summary as of 8/31/11

Franklin Insured Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

40 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 41

Performance Summary (continued)

Endnotes

Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class B: Class C:

These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s current monthly dividend and the maximum offering price (NAV for Classes B, C and Advisor) per share on 8/31/11.

5. Taxable equivalent distribution rate and yield assume the 2011 maximum federal income tax rate of 35.00%.

6. The 30-day standardized yield for the 30 days ended 8/31/11 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/1/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +16.00% and +4.80%.

42 | Semiannual Report

Your Fund’s Expenses

Franklin Insured Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 43

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.62%; B: 1.17%; C: 1.17%; and Advisor: 0.52%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

44 | Semiannual Report

Franklin Massachusetts Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Massachusetts Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Massachusetts personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

We are pleased to bring you Franklin Massachusetts Tax-Free Income Fund’s

     AA semiannual report for the period ended August 31, 2011.

AAA

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.11 on February 28, 2011, to $11.56 on August 31, 2011. The Fund’s

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 152.

Semiannual Report | 45

Class A shares paid dividends totaling 23.48 cents per share for the same period.2 The Performance Summary beginning on page 49 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.86% based on an annualization of the current 3.88 cent per share dividend and the maximum offering price of $12.07 on August 31, 2011. An investor in the 2011 maximum combined effective federal and Massachusetts personal income tax bracket of 38.45% would need to earn a distribution rate of 6.27% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary.

Commonwealth Update

Massachusetts’s diverse economy continued to recover at a faster pace than the national average. While the commonwealth’s housing market remained weak, it showed signs of improvement as its foreclosure rate remained well below the national average and construction jobs continued to grow. The commonwealth’s improving economy resulted in a decline for only two employment sectors, information and government. All other sectors showed gains, led by other services, professional and business services, and leisure and hospitality. Massachusetts’s unemployment rate was 7.4% in August 2011, remaining well below the 9.1%

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

46 | Semiannual Report

national rate.3 Massachusetts has led the New England region in recovery, and its key economic anchors, centered on higher education, technology and health care, are expected to contribute to further economic growth prospects over time.

The commonwealth has demonstrated effective financial management during economic downturns and has promptly identified and closed budget gaps through new revenues and spending cuts. It ended fiscal year 2011 with a surplus, as a result of higher-than-expected tax revenues. Initial reports of tax collections for fiscal year 2012-to-date indicated continued revenue growth. The enacted fiscal year 2012 budget was balanced by reducing expenditures while drawing from the Budget Stabilization Fund, which would result in a slight cushion. However, the fund would continue to receive a statutorily required transfer of 0.5% of annual tax revenues and any capital gains revenue greater than $1 billion.4

Massachusetts’s debt levels were among the nation’s highest, with net tax-supported debt at 9.5% of personal income and $4,711 per capita, compared with the 2.8% and $1,066 national medians.5 Independent credit rating agency Moody’s Investors Service affirmed its Aa1 rating and stable outlook on Massachusetts’s general obligation bonds.6 The rating reflected the commonwealth’s high wealth and education attainment levels, demonstrated willingness to increase revenues and cut expenditures to balance the budget, as well as a sizable and high-wage education and health services sector that has helped maintain a degree of economic stability, high debt levels and adequate budget reserves. The outlook reflected the commonwealth’s improving revenues, efforts to regain structural budget balance, and Moody’s expectation that the commonwealth would continue to be proactive in closing budget gaps should they emerge and that it would continue to rebuild reserves as the economy recovers.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for details.

3. Source: Bureau of Labor Statistics.

4. Source: Moody’s Investors Service, “Rating Update: Moody’s Affirms Aa1/VMIG-1 Rating on $150 Million Outstanding Massachusetts G.O. Bonds in Conjunction with SBPA Substitution,” 8/15/11.

5. Source: Moody’s Investors Service, “Special Comment: 2011 State Debt Medians Report,” 6/3/11.

6. This does not indicate Moody’s rating of the Fund.

Semiannual Report | 47

Thank you for your continued participation in Franklin Massachusetts Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

48 | Semiannual Report

Performance Summary as of 8/31/11

Franklin Massachusetts Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Semiannual Report | 49

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

50 | Semiannual Report

Performance Summary (continued)

Endnotes

Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s current monthly dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/11.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/29/11 for the maximum combined effective federal and Massachusetts personal income tax rate of 38.45%, based on the federal income tax rate of 35.00%.

6. The 30-day standardized yield for the 30 days ended 8/31/11 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/1/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +14.59% and +6.49%.

Semiannual Report | 51

Your Fund’s Expenses

Franklin Massachusetts Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

52 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.66%; C: 1.21%; and Advisor: 0.56%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

Semiannual Report | 53

Franklin New Jersey Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin New Jersey Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and New Jersey personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

*Standard & Poor’s (S&P) is used as the primary independent rating agency source. Moody’s is secondary, and Fitch, if available, is used for securities not rated by Moody’s or S&P. The ratings are an indication of an issuer’s creditworthiness, with long-term ratings typically ranging from AAA (highest) to Below Investment Grade (lowest; includes ratings BB to D). This methodology differs from that used in Fund marketing materials.

**Does not include short-term investments and other net assets.

We are pleased to bring you Franklin New Jersey Tax-Free Income Fund’s semiannual report for the period ended August 31, 2011.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.49 on February 28, 2011, to $12.02 on August 31, 2011. The Fund’s

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 159.

54 | Semiannual Report

*Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Class A shares paid dividends totaling 26.48 cents per share for the same period.2 The Performance Summary beginning on page 58 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 4.17% based on an annualization of the current 4.36 cent per share dividend and the maximum offering price of $12.55 on August 31, 2011. An investor in the 2011 maximum combined effective federal and New Jersey personal income tax bracket of 40.83% would need to earn a distribution rate of 7.05% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class B, C and Advisor shares’ performance, please see the Performance Summary.

State Update

New Jersey’s diverse economy, with an industry mix that mirrors the nation’s, continued to recover, but at a slower pace than the national average. Although its wealth and income levels per capita continued to be among the nation’s highest, its household debt delinquency and deleveraging rates were about the same as the nation’s. The state’s foreclosure rate remained well below the national average, however, and home prices and new housing permit issuance showed signs of stabilization. The state’s slowly improving economy produced sluggish job growth and resulted in losses for three employment sectors —information, manufacturing and government. All other sectors delivered gains,

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Semiannual Report | 55

led by mining and logging, construction, and education and health services. New Jersey’s unemployment rate remained elevated, at 9.4% in August 2011, compared to the 9.1% national rate.3

The state has solid budget management practices, with formally scheduled revenue and expenditure forecast updates and a strong executive system that gives the governor some flexibility in reducing enacted budgets without legislative approval. New Jersey closed its fiscal year 2011 budget with a positive fund balance about twice the amount originally budgeted, as a result of relatively flat appropriations and better-than-expected revenue growth during the second half of the fiscal year. The enacted fiscal year 2012 budget absorbed the loss of federal stimulus funds and decreased the state’s reliance on nonrecur-ring resources. It was slightly less than the fiscal year 2011 budget, although state officials expected supplemental appropriations might be needed if Transitional Aid to cities was reinstated and certain savings were not realized. Fiscal year 2012 budget savings included pension reform and health care reform and plan redesign, a decrease in Transitional Aid to cities, and prepayment of fiscal year 2012 school construction aid made in fiscal year 2011.

New Jersey’s debt levels were among the nation’s highest, with net tax-supported debt at 7.9% of personal income and $3,940 per capita, compared with the 2.8% and $1,066 national medians.4 Independent credit rating agency Moody’s Investors Service assigned the state’s general obligation bonds a rating of Aa3 with a stable outlook.5 The rating reflected the state’s relatively weak finances and the expectation that recovery would be unlikely in the medium term due to rapidly rising fixed costs, slow economic recovery and the absence of a specific plan to rebuild fund balances. The outlook reflected the state’s recent revenue growth, which indicated some economic stabilization; less reliance on nonrecurring resources to balance the fiscal year 2012 budget; and proactive measures to control long-term liability growth, including pension and other post-employment benefit reforms.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for details.

3. Source: Bureau of Labor Statistics.

4. Source: Moody’s Investors Service, “Special Comment: 2011 State Debt Medians Report,” 6/3/11.

5. This does not indicate Moody’s rating of the Fund.

56 | Semiannual Report

Thank you for your continued participation in Franklin New Jersey Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 57

Performance Summary as of 8/31/11

Franklin New Jersey Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

58 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 59

Performance Summary (continued)

Endnotes

Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund’s prospectus also includes a description of the main investment risks.

Class B: Class C:

These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s current monthly dividend and the maximum offering price (NAV for Classes B, C and Advisor) per share on 8/31/11.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/29/11 for the maximum combined effective federal and New Jersey personal income tax rate of 40.83%, based on the federal income tax rate of 35.00%.

6. The 30-day standardized yield for the 30 days ended 8/31/11 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/1/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +17.52% and +5.23%.

60 | Semiannual Report

Your Fund’s Expenses

Franklin New Jersey Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 61

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.63%; B: 1.17%; C: 1.18%; and Advisor: 0.53%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

62 | Semiannual Report

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 63

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

64 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the period July 15, 2009 (effective date) to February 28, 2010.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 65

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited)

Franklin Double Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 96.0%		
U.S. Territories 96.0%		
Guam 11.7%		
Guam Education Financing Foundation COP, 5.00%, 10/01/23	$ 2,500,000	$ 2,435,825
Guam Government Hotel Occupancy Tax Revenue, Refunding, Series A, 6.50%, 11/01/40	10,000,000	10,309,600
Guam Government Limited Obligation Revenue, Section 30, Series A,		
5.375%, 12/01/24	5,195,000	5,296,666
5.625%, 12/01/29	3,850,000	3,898,972
5.75%, 12/01/34	10,430,000	10,469,634
Guam International Airport Authority Revenue,		
Series A, NATL Insured, 5.25%, 10/01/20	1,725,000	1,765,296
Series A, NATL Insured, 5.25%, 10/01/22	700,000	710,794
Series B, NATL Insured, 5.25%, 10/01/22	1,000,000	1,015,420
Series B, NATL Insured, 5.25%, 10/01/23	1,000,000	1,010,300
Series C, NATL Insured, 5.25%, 10/01/21	5,000,000	5,005,350
Series C, NATL Insured, 5.00%, 10/01/23	5,000,000	4,906,600
Guam Power Authority Revenue, Refunding, Series A,		
5.50%, 10/01/30	3,000,000	2,940,870
5.50%, 10/01/40	19,800,000	18,704,268
NATL Insured, 5.125%, 10/01/29	1,975,000	1,862,722
NATL Insured, 5.25%, 10/01/34	7,000,000	6,521,830
		76,854,147
Puerto Rico 72.8%		
Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,		
Refunding, 5.50%, 5/15/39	5,000,000	4,145,300
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,		
6.00%, 7/01/38	3,100,000	3,135,960
Assured Guaranty, 5.125%, 7/01/47	23,620,000	23,705,977
Puerto Rico Commonwealth GO,		
Public Improvement, Refunding, Series A, 5.50%, 7/01/18	2,395,000	2,605,928
Public Improvement, Refunding, Series A, 5.50%, 7/01/32	10,000,000	9,786,900
Public Improvement, Refunding, Series A, 6.00%, 7/01/40	5,000,000	5,092,300
Public Improvement, Refunding, Series A, 5.75%, 7/01/41	6,000,000	5,957,100
Public Improvement, Refunding, Series B, 5.25%, 7/01/32	2,500,000	2,441,050
Public Improvement, Refunding, Series B, 5.75%, 7/01/38	4,000,000	3,977,960
Public Improvement, Refunding, Series C, 6.00%, 7/01/39	18,950,000	19,255,095
Public Improvement, Series A, 5.375%, 7/01/28	1,300,000	1,302,522
Public Improvement, Series A, 6.00%, 7/01/38	3,000,000	3,043,230
Public Improvement, Series A, FGIC Insured, 5.125%, 7/01/31	3,315,000	3,204,644
Refunding, Series C, Sub Series C-7, NATL Insured, 6.00%, 7/01/27	3,500,000	3,681,265
Refunding, Series C, Sub Series C-7, NATL Insured, 6.00%, 7/01/28	1,195,000	1,251,285
Series A, 5.25%, 7/01/29	2,100,000	2,092,608
Series A, 5.25%, 7/01/30	8,575,000	8,553,991
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue,		
Refunding, Series AA-2, 5.30%, 7/01/35	5,750,000	5,597,855
Refunding, Series CC, AGMC Insured, 5.25%, 7/01/32	2,000,000	2,053,620
Refunding, Series CC, AGMC Insured, 5.25%, 7/01/34	2,000,000	2,005,140
Series Y, Pre-Refunded, 5.50%, 7/01/36	11,850,000	14,471,575

66 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Double Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
U.S. Territories (continued)		
Puerto Rico (continued)		
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,		
Refunding, Series H, 5.00%, 7/01/35	$ 20,000	$ 18,806
Refunding, Series H, 5.45%, 7/01/35	13,955,000	13,861,781
Refunding, Series M, 5.00%, 7/01/37	5,455,000	4,948,449
Refunding, Series N, FGIC Insured, 5.25%, 7/01/39	18,000,000	16,546,500
Series D, Pre-Refunded, 5.375%, 7/01/36	6,990,000	7,278,897
Series H, Pre-Refunded, 5.00%, 7/01/35	80,000	86,878
Series K, Pre-Refunded, 5.00%, 7/01/40	9,500,000	11,123,170
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue,		
Refunding, Series C, FGIC Insured, 5.50%, 7/01/22	6,285,000	6,707,163
Series B, 5.00%, 7/01/37	24,250,000	21,998,145
Series B, 5.00%, 7/01/41	9,190,000	8,140,226
Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A, AMBAC Insured, 5.00%, 7/01/31	18,665,000	17,653,357
Puerto Rico Electric Power Authority Power Revenue,		
Refunding, Series SS, AGMC Insured, 5.00%, 7/01/30	3,015,000	3,039,783
Refunding, Series UU, CIFG Insured, 5.00%, 7/01/26	6,500,000	6,578,065
Series CCC, 5.25%, 7/01/27	5,000,000	5,134,550
Series CCC, 5.25%, 7/01/28	3,000,000	3,059,160
Series TT, 5.00%, 7/01/32	10,800,000	10,406,772
Series TT, 5.00%, 7/01/37	2,235,000	2,105,169
Series XX, 5.75%, 7/01/36	15,000,000	15,363,150
Series XX, 5.25%, 7/01/40	14,800,000	14,266,904
Puerto Rico HFAR,		
Capital Fund Modernization, 5.125%, 12/01/27	8,500,000	8,829,715
Capital Fund Program, 4.60%, 12/01/24	3,425,000	3,466,168
Puerto Rico HFC, HMR, MBS, Series A, GNMA Secured, 5.20%, 12/01/33	9,415,000	9,417,448
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Educational Facilities Revenue, University Plaza Project, Series A, NATL Insured, 5.00%, 7/01/33	6,000,000	5,520,960
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Hospital Revenue, Dr. Pila Hospital Project, Refunding, FHA Insured,		
6.125%, 8/01/25	2,500,000	2,507,200
6.25%, 8/01/32	500,000	501,425
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Industrial Revenue,		
Guaynabo Municipal Government, 5.625%, 7/01/15	3,305,000	3,310,387
Guaynabo Municipal Government, 5.625%, 7/01/22	3,160,000	3,160,980
Guaynabo Warehouse, Series A, 5.15%, 7/01/19	1,015,000	1,040,456
Guaynabo Warehouse, Series A, 5.20%, 7/01/24	4,120,000	4,210,722
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue,		
Ana G. Mendez University System Project, Refunding, 5.375%, 12/01/21	2,000,000	2,012,580
Ana G. Mendez University System Project, Refunding, 5.375%, 2/01/29	7,850,000	7,421,233
Auxilio Mutuo Obligation Group, Refunding, Series A, 6.00%, 7/01/33	5,000,000	5,077,300

Semiannual Report | 67

68 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) (continued)

Franklin Double Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
U.S. Territories (continued)		
U.S. Virgin Islands (continued)		
Virgin Islands PFAR,		
Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/26	$ 5,000,000	$ 5,026,650
Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33	11,720,000	11,206,547
Gross Receipts Taxes Loan Note, Refunding, ACA Insured, 5.00%, 10/01/31	2,500,000	2,438,075
Gross Receipts Taxes Loan Note, Refunding, BHAC Insured, 5.00%, 10/01/28	3,695,000	3,809,878
Matching Fund Loan Note, sub. lien, Series B, 5.00%, 10/01/25	7,665,000	7,709,150
Matching Fund Loan Note, sub. lien, Series B, 5.25%, 10/01/29	1,525,000	1,519,647
senior lien, Capital Projects, Series A-1, 5.00%, 10/01/29	1,000,000	967,610
senior lien, Capital Projects, Series A-1, 5.00%, 10/01/39	4,100,000	3,705,580
Virgin Islands Matching Fund Loan Note, Diageo Project, Series A, 6.75%, 10/01/37	7,700,000	8,145,368
Virgin Islands Matching Fund Loan Note, senior lien, Series A, 5.25%, 10/01/24	2,000,000	2,029,320
Virgin Islands Matching Fund Loan Note, Series A, 6.00%, 10/01/39	6,000,000	6,118,740
Virgin Islands Port Authority Marine Revenue, Series A, AGMC Insured, 5.00%, 9/01/23	10,000,000	10,001,600
Virgin Islands Water and Power Authority Electric System Revenue,		
Refunding, 5.30%, 7/01/21	1,000,000	1,000,820
Refunding, Series A, 5.00%, 7/01/18	1,750,000	1,905,732
Series A, 5.00%, 7/01/31	3,000,000	2,890,170
Series B, AGMC Insured, 5.00%, 7/01/22	2,250,000	2,354,355
Virgin Islands Water and Power Authority Water System Revenue, Refunding, 5.50%, 7/01/17	4,000,000	4,006,320
		75,088,809
Total Municipal Bonds (Cost $628,749,604) 96.0%		628,827,801
Other Assets, less Liabilities 4.0%		25,914,727
Net Assets 100.0%		$654,742,528

See Abbreviations on page 190.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 69

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

70 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 71

aFor the period December 1, 2008 (effective date) to February 28, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

72 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited)

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 92.0%		
Alabama 2.9%		
Alabama State Public School and College Authority Revenue, Capital Improvement, Refunding, Series A, 5.00%, 5/01/19	$ 7,750,000	$ 9,318,910
Alabama Water Pollution Control Authority Revenue, Revolving Fund Loan, Refunding, Series B, AMBAC Insured, 4.625%, 8/15/13	5,900,000	5,946,787
Chatom IDB Gulf Opportunity Zone Revenue, PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%,		
8/01/20	3,535,000	4,116,719
8/01/21	3,535,000	4,065,816
8/01/22	3,535,000	4,012,720
East Alabama Health Care Authority Health Care Facilities Revenue,		
Mandatory Put 9/01/18, Series A, 5.25%, 9/01/36	10,000,000	10,531,000
Mandatory Put 9/01/18, Series B, 5.50%, 9/01/33	13,500,000	14,418,270
Tax Anticipation Bond, Series A, NATL Insured, 4.50%, 9/01/13	1,925,000	1,954,125
Tax Anticipation Bond, Series A, NATL Insured, 4.625%, 9/01/14	2,010,000	2,033,658
Tax Anticipation Bond, Series A, NATL Insured, 4.50%, 9/01/15	2,100,000	2,118,837
Huntsville Health Care Authority Revenue, Series A, NATL Insured,		
5.00%, 6/01/17	2,900,000	3,141,860
Pre-Refunded, 4.80%, 6/01/13	2,400,000	2,520,936
Jefferson County GO, Capital Improvement wts., Series A, NATL Insured, 5.00%, 4/01/17	2,195,000	1,974,161
Jefferson County Limited Obligation School wts. Revenue, Series A, 5.25%, 1/01/16	2,000,000	1,956,620
University of Alabama General Revenue, Series A, NATL Insured, 5.00%, 7/01/15	4,070,000	4,600,484
		72,710,903
Alaska 0.2%		
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center, Assured Guaranty, 5.00%, 9/01/19	3,650,000	4,263,419
Arizona 6.8%		
Arizona Board of Regents Arizona State University System Revenue, Series C, 5.75%,		
7/01/20	500,000	596,100
7/01/21	500,000	589,270
Arizona Health Facilities Authority Revenue,		
Banner Health, Series D, 5.50%, 1/01/22	5,000,000	5,502,750
Banner Health, Series D, 5.00%, 1/01/23	5,000,000	5,310,900
Series A, 5.00%, 1/01/22	8,000,000	8,497,600
Arizona School Facilities Board COP,		
5.25%, 9/01/19	10,000,000	11,207,800
Refunding, Series A-3, Assured Guaranty, 5.00%, 9/01/19	16,185,000	18,345,697
Arizona School Facilities Board Revenue, Series B, NATL RE, FGIC Insured, 4.00%, 9/01/13	5,000,000	5,307,500
Arizona State COP, Department of Administration,		
Series A, AGMC Insured, 5.00%, 10/01/19	5,650,000	6,454,447
Series A, AGMC Insured, 5.25%, 10/01/21	10,000,000	11,258,200
Series A, AGMC Insured, 5.25%, 10/01/22	40,910,000	45,448,555
Series B, AGMC Insured, 5.00%, 10/01/20	14,860,000	16,791,206
Arizona State University COP, Research Infrastructure Projects, AMBAC Insured, 5.25%, 9/01/16	2,505,000	2,736,788

Semiannual Report | 73

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Arizona (continued)		
Glendale IDA Hospital Revenue, John C. Lincoln Health, Refunding, Series B, 5.00%, 12/01/18	$ 5,605,000	$ 5,604,552
Maricopa County GO, School District No. 97, Deer Valley School Improvement, Series A, NATL RE, FGIC Insured, 4.75%, 7/01/12	4,000,000	4,143,880
Maricopa County Hospital Revenue, Sun Health Corp., Pre-Refunded, 5.00%, 4/01/18	2,000,000	2,316,460
Mesa GO, Refunding, Series A, NATL RE, FGIC Insured, 4.20%, 7/01/16	715,000	731,895
Phoenix Civic Improvement Corp. Airport Revenue, junior lien, Series A, 5.00%,		
7/01/19	1,900,000	2,174,417
7/01/20	1,300,000	1,482,806
7/01/21	4,200,000	4,721,766
Scottsdale IDA Hospital Revenue, Scottsdale Healthcare, Refunding, Series A, 5.00%, 9/01/21	4,000,000	4,157,600
Tempe Arizona IDA Lease Revenue, State University Foundation, AMBAC Insured, 4.00%,		
7/01/15	1,000,000	1,012,400
7/01/16	1,000,000	1,005,720
University Medical Center Corp. Hospital Revenue, 6.00%, 7/01/24	2,000,000	2,069,100
		167,467,409
Arkansas 0.2%		
Arkansas State Development Finance Authority Revenue, State Agencies Facilities, Corrections, Series B, AGMC Insured, 5.00%,		
11/01/17	1,955,000	2,172,709
11/01/19	1,065,000	1,166,729
University of Arkansas University Revenues, Student Fee University of Arkansas at Fort Smith, AGMC Insured, Pre-Refunded, 4.75%, 12/01/15	2,295,000	2,319,900
		5,659,338
California 10.7%		
California Health Facilities Financing Authority Revenue,		
Catholic Healthcare West, Series L, 5.125%, 7/01/22	8,250,000	8,819,415
Providence Health and Services, Series C, 6.00%, 10/01/18	500,000	613,470
Scripps Health, Series A, 5.00%, 10/01/21	5,000,000	5,531,950
Sutter Health, Refunding, Series B, 5.00%, 8/15/22	4,000,000	4,364,080
Sutter Health, Refunding, Series B, 5.25%, 8/15/23	13,000,000	14,221,350
California State Department of Water Resources Power Supply Revenue, Series A, Pre-Refunded, 5.125%, 5/01/18	3,000,000	3,126,900
California State GO,		
5.50%, 4/01/21	20,000,000	23,348,200
Refunding, 5.00%, 2/01/17	3,000,000	3,198,540
Refunding, 5.00%, 8/01/21	20,000,000	21,762,200
Various Purpose, 5.25%, 11/01/17	10,000,000	10,800,100
Various Purpose, XLCA Insured, 5.00%, 11/01/22	4,805,000	5,250,712
California State Public Works Board Lease Revenue, Various Capital Projects,		
Series G, Sub Series G-1, 5.25%, 10/01/18	5,605,000	6,425,908
Series G, Sub Series G-1, 5.25%, 10/01/19	10,000,000	11,386,500
Series G, Sub Series G-1, 5.00%, 10/01/21	15,055,000	16,148,595
Series I, 5.00%, 11/01/18	4,000,000	4,522,400
Series I, 5.25%, 11/01/20	5,000,000	5,518,700

74 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
California Statewide CDA Revenue,		
Enloe Medical Center, Series A, California Mortgage Insured, 5.25%, 8/15/19	$ 1,990,000	$ 2,242,093
Enloe Medical Center, Series A, California Mortgage Insured, 5.375%, 8/15/20	1,650,000	1,853,214
Sutter Health, Refunding, Series A, 5.25%, 8/15/24	4,000,000	4,325,800
El Dorado Irrigation District COP, Refunding, Series A, Assured Guaranty,		
5.00%, 8/01/22	2,610,000	2,866,824
5.25%, 8/01/23	2,860,000	3,148,917
Los Angeles Department of Water and Power Revenue, Refunding, Series B, 5.25%, 7/01/24	17,000,000	19,330,190
Los Angeles Department of Water and Power Waterworks Revenue, Refunding, Series B, NATL Insured, 4.25%, 7/01/17	4,000,000	4,244,240
Los Angeles Municipal Improvement Corp. Lease Revenue, Capital Equipment, Refunding, Series A, Assured Guaranty,		
5.00%, 4/01/17	3,215,000	3,556,369
5.25%, 4/01/18	2,495,000	2,797,394
5.25%, 4/01/19	3,180,000	3,571,903
Los Angeles USD, GO,		
Election of 2004, Series F, FGIC Insured, 5.00%, 7/01/24	6,700,000	7,126,522
Series A, NATL Insured, Pre-Refunded, 4.25%, 7/01/16	2,500,000	2,629,375
Series F, 5.00%, 7/01/22	5,675,000	6,443,679
Orange County Airport Revenue, 5.00%,		
7/01/20	3,465,000	3,986,379
7/01/21	7,545,000	8,550,145
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A,		
5.00%, 4/01/25	4,000,000	4,202,880
5.25%, 4/01/26	2,500,000	2,661,950
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding, Series A, 5.65%, 1/15/17	3,000,000	2,874,120
San Jose RDA Tax Allocation, Merged Area, Refunding, Series D, Assured Guaranty, 5.00%,		
8/01/21	10,000,000	10,408,700
8/01/22	10,000,000	10,308,500
Tulare Joint UHSD, GO, Election of 2004, Series A, NATL Insured, 5.00%, 8/01/16	2,870,000	3,153,728
Tuolumne Wind Project Authority Revenue, Tuolumne Co. Project, Series A, 5.25%, 1/01/23	8,000,000	8,799,120
Val Verde USD, COP, FGIC Insured, ETM, 5.00%, 1/01/15	1,000,000	1,147,240
		265,268,302
Colorado 1.7%		
Adams County PCR, Public Service Co. of Colorado Project, Refunding, Series A, NATL Insured, 4.375%, 9/01/17	17,000,000	16,898,340
Denver City and County Excise Tax Revenue, Refunding, Series A, AGMC Insured, 5.00%, 9/01/20	10,090,000	11,669,186
E-470 Public Highway Authority Revenue, Series D1, NATL Insured, 5.50%, 9/01/24	8,000,000	7,861,680
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 5.75%, 11/15/18	4,580,000	4,807,534
		41,236,740

Semiannual Report | 75

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Florida 7.3%		
Broward County School Board COP, Series A, AGMC Insured, 5.00%, 7/01/16	$ 5,915,000	$ 6,511,528
Citizens Property Insurance Corp. Revenue, High-Risk Account, senior secured, Series A-1,		
5.00%, 6/01/16	40,415,000	43,901,198
5.25%, 6/01/17	3,250,000	3,543,085
6.00%, 6/01/17	5,000,000	5,630,400
Collier County Capital Improvement Revenue, NATL RE, FGIC Insured, Pre-Refunded, 4.60%, 10/01/13	1,000,000	1,013,090
Collier County School Board COP, AGMC Insured, 5.00%, 2/15/22	5,075,000	5,469,987
Hillsborough County Capacity Assessment Special Assessment Revenue, NATL RE, FGIC Insured, 5.00%, 3/01/19	5,000,000	5,362,500
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	7,514,585
Marion County Public Improvement Revenue, Refunding, NATL Insured,		
4.20%, 12/01/12	1,400,000	1,424,626
4.30%, 12/01/13	1,800,000	1,830,852
Miami-Dade County Aviation Revenue, Miami International Airport, Refunding, Series A,		
4.25%, 10/01/18	6,920,000	7,490,139
4.50%, 10/01/19	4,805,000	5,256,766
5.00%, 10/01/21	5,000,000	5,492,750
5.00%, 10/01/22	5,890,000	6,376,102
5.25%, 10/01/23	4,875,000	5,311,361
Miami-Dade County School Board COP, Series A, Assured Guaranty, 5.00%, 2/01/23	12,115,000	13,183,543
Orange County School Board COP, Series B, NATL RE, FGIC Insured, 5.00%,		
8/01/18	5,150,000	5,645,739
8/01/19	5,985,000	6,484,209
Orlando Wastewater Services Revenue, Refunding, Series A, AMBAC Insured, 4.00%, 10/01/14	5,000,000	5,142,350
Palm Beach County School Board COP, Series E, NATL Insured, 5.00%, 8/01/21	6,060,000	6,645,699
Pasco County Solid Waste Disposal and Resource Recovery System Revenue, Series D, AGMC Insured, 5.00%,		
10/01/22	9,490,000	10,377,030
10/01/24	10,455,000	11,297,882
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Group, 5.00%, 8/15/19	5,000,000	5,563,450
Tampa Bay Water Utility System Revenue,		
FGIC Insured, Pre-Refunded, 5.75%, 10/01/15	1,000,000	1,003,890
Series B, FGIC Insured, Pre-Refunded, 4.75%, 10/01/16	3,400,000	3,410,846
		180,883,607
Georgia 1.5%		
Atlanta Tax Allocation, Atlantic Station Project, Refunding, Assured Guaranty, 5.25%,		
12/01/20	1,500,000	1,625,730
12/01/21	1,000,000	1,075,180
Atlanta Water and Wastewater Revenue, Refunding, Series B, AGMC Insured, 5.00%,		
11/01/20	8,575,000	9,800,196
11/01/21	9,230,000	10,371,290
Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.30%, 12/01/13	1,020,000	1,020,255

76 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Georgia (continued)		
Municipal Electric Authority Revenue, Series B, 5.00%, 1/01/20	$10,000,000	$ 11,590,100
South Georgia Governmental Services Authority Revenue, NATL RE, FGIC Insured, 5.00%, 1/01/16	2,650,000	2,837,726
		38,320,477
Illinois 5.2%		
Chicago Board of Education GO, Dedicated Revenues, Refunding, Series B, AMBAC Insured, 5.00%, 12/01/21	16,015,000	17,238,066
Chicago GO,		
Project and Refunding, Series A, AGMC Insured, 5.00%, 1/01/20	22,490,000	24,063,175
Project and Refunding, Series A, AMBAC Insured, 5.00%, 1/01/21	10,280,000	11,032,290
Refunding, Series A, 5.00%, 1/01/22	10,935,000	11,814,283
Series A, 5.00%, 12/01/21	5,500,000	6,027,725
Chicago O'Hare International Airport Revenue,		
AGMC Insured, 5.25%, 1/01/22	5,215,000	5,824,634
Refunding, Series B, AGMC Insured, 5.00%, 1/01/18	10,670,000	11,822,253
Refunding, Series B, AGMC Insured, 5.00%, 1/01/20	7,850,000	8,491,816
Illinois Finance Authority Revenue, Rush University Medical Center Obligation Group, Series A, 6.75%, 11/01/24	5,000,000	5,558,450
Illinois State GO, Refunding, AGMC Insured, 5.00%, 1/01/19	12,000,000	13,399,080
Southwestern Illinois Development Authority Revenue, Local Government Program, Edwardsville Community, AGMC Insured, 5.00%, 12/01/19	11,005,000	12,227,986
		127,499,758
Kentucky 0.9%		
Kentucky Asset/Liability Commission Agency Fund Revenue, Project Notes, Federal Highway Trust, First Series A, 5.00%, 9/01/20	6,000,000	7,205,880
Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian Regional Health Center Facility, Refunding and Improvement, 5.75%, 10/01/11	1,500,000	1,504,245
Kentucky State Property and Buildings Commission Revenue, Project No. 87, Refunding, NATL RE, FGIC Insured, 5.00%, 3/01/23	11,000,000	11,834,130
Kentucky State Turnpike Authority Economic Development Road Revenue, 5.00%, 7/01/22	1,000,000	1,155,020
		21,699,275
Louisiana 2.3%		
Jefferson Sales Tax District Special Sales Tax Revenue, Refunding, Series B, Assured Guaranty, 5.00%, 12/01/21	15,000,000	16,963,800
Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series B, AMBAC Insured, 5.00%, 6/01/19	20,000,000	20,506,600
New Orleans Aviation Board Revenue, Restructuring GARB, Refunding, Series A-1, Assured Guaranty, 6.00%, 1/01/23	2,000,000	2,285,580
New Orleans GO, Radian Insured, 5.00%, 12/01/25	7,915,000	8,144,931
Orleans Parish Parishwide School District GO, Refunding, AGMC Insured, 5.00%, 9/01/18	5,000,000	5,817,550
St. John the Baptist Parish EDR, USX Corp. Project, Refunding, 5.35%, 12/01/13	4,000,000	4,008,520
		57,726,981

Semiannual Report | 77

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Maryland 0.5%		
Maryland State EDC Student Housing Revenue, University of Maryland College Park Projects, Refunding, CIFG Insured, 5.00%,		
6/01/19	$ 1,445,000	$ 1,510,675
6/01/20	1,000,000	1,034,060
Maryland State Health and Higher Educational Facilities Authority Revenue,		
Peninsula Regional Medical Center, 5.00%, 7/01/18	1,600,000	1,720,944
Peninsula Regional Medical Center, 5.00%, 7/01/19	1,430,000	1,517,130
Peninsula Regional Medical Center, 5.00%, 7/01/20	1,000,000	1,050,090
Washington County Hospital, 5.25%, 1/01/22	1,000,000	1,018,210
Washington County Hospital, 5.25%, 1/01/23	1,250,000	1,269,363
Western Maryland Health, Refunding, Series A, NATL Insured, 5.00%, 1/01/19	2,920,000	3,217,314
		12,337,786
Massachusetts 0.8%		
Massachusetts State Department of Transportation Metropolitan Highway System Revenue,		
Contract Assistance, Series B, 5.00%, 1/01/20	5,000,000	5,995,800
Senior, Refunding, Series B, 5.00%, 1/01/17	5,000,000	5,696,350
Senior, Refunding, Series B, 5.00%, 1/01/18	5,000,000	5,735,800
Massachusetts State Health and Educational Facilities Authority Revenue, CareGroup, Series B-2, NATL Insured, 5.375%, 2/01/26	1,720,000	1,783,588
		19,211,538
Michigan 5.1%		
Detroit GO,		
Distribution State Aid, 5.00%, 11/01/19	6,775,000	7,664,558
Distribution State Aid, 5.00%, 11/01/20	6,000,000	6,714,360
Series A-1, NATL Insured, 5.00%, 4/01/19	5,000,000	4,653,050
Series B, AGMC Insured, 5.00%, 4/01/18	2,635,000	2,660,612
Series B, AGMC Insured, 5.00%, 4/01/19	2,515,000	2,505,519
Michigan Municipal Bond Authority Revenue,		
Local Government Loan Program, Group A, Refunding, Series B, AMBAC Insured, 5.00%, 12/01/17	1,000,000	1,028,020
Local Government Loan Program, Group A, Refunding, Series B, AMBAC Insured, 5.00%, 12/01/18	1,000,000	1,014,360
School District City of Detroit, AGMC Insured, 5.00%, 6/01/17	10,000,000	10,467,000
Michigan State GO, Refunding, Series A, 5.25%, 11/01/22	10,000,000	11,294,100
Michigan State HDA, SFMR, Series A, 5.00%, 12/01/19	10,000,000	10,422,500
Michigan State Hospital Finance Authority Revenue, Trinity Health Credit Group, Mandatory Put 12/01/17, Refunding, Series A, 6.00%, 12/01/34	10,000,000	12,163,600
Michigan State Revenue, Grant Anticipation Bonds, AGMC Insured, 5.25%, 9/15/20	7,500,000	8,415,000
Michigan State Strategic Fund Limited Obligation Revenue,		
Detroit Edison Co. Exempt Facilities Project, Mandatory Put 8/01/16, Refunding, Series ET-2, 5.50%, 8/01/29	7,000,000	8,054,550
Michigan House of Representatives Facilities, Series A, Assured Guaranty, 5.25%, 10/15/22	4,000,000	4,389,520
Michigan House of Representatives Facilities, Series A, Assured Guaranty, 5.25%, 10/15/23	1,000,000	1,085,000

78 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Michigan (continued)		
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital, Refunding, 6.25%, 9/01/14	$ 3,000,000	$ 3,347,430
Saginaw-Midland Municipal Water Supply Corp. Revenue GO, Water Supply System, Refunding, NATL Insured, 4.25%, 9/01/13	1,245,000	1,305,295
South Lyon Community Schools GO, Refunding, NATL RE, FGIC Insured, 5.00%, 5/01/16	3,040,000	3,514,909
Wayne State University Revenues, Refunding, Series A, 5.00%,		
11/15/18	4,265,000	4,815,867
11/15/19	5,210,000	5,896,886
11/15/20	5,255,000	5,867,418
Wayne-Westland Community Schools GO, Refunding,		
4.50%, 5/01/12	1,035,000	1,062,076
4.625%, 5/01/13	1,095,000	1,166,613
AGMC Insured, 5.00%, 5/01/16	2,825,000	3,087,160
Wyandotte Electric Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/17	3,955,000	4,437,510
		127,032,913
Minnesota 1.2%		
Minneapolis GO, Various Purpose, Pre-Refunded, 5.00%, 12/01/17	3,000,000	3,034,680
Minnesota Agricultural and Economic Development Board Revenue, Health Care Facilities, Essentia, Series C-1, Assured Guaranty,		
5.00%, 2/15/21	4,165,000	4,679,627
5.00%, 2/15/22	5,570,000	6,180,305
5.25%, 2/15/23	5,000,000	5,568,900
Mounds View ISD No. 621 GO, NATL Insured, 5.00%,		
2/01/14	2,340,000	2,381,161
2/01/15	2,425,000	2,467,656
2/01/16	2,460,000	2,503,271
Ramsey County GO, Capital Improvement Plan, Series A, 4.75%, 2/01/15	2,215,000	2,251,636
		29,067,236
Missouri 0.9%		
Hannibal IDA Health Facilities Revenue, Refunding, 5.00%, 3/01/19	1,675,000	1,707,311
Jackson County Reorganized School District No. 7 Lee's Summit GO, School Building, NATL Insured, 5.00%, 3/01/16	2,000,000	2,207,400
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Plum Point Project, NATL Insured, 5.00%,		
1/01/17	1,500,000	1,583,235
1/01/19	1,000,000	1,037,240
Springfield Public Utility Revenue, NATL RE, FGIC Insured, 4.50%, 8/01/21	15,245,000	16,599,213
		23,134,399
Nevada 1.7%		
Clark County Airport Revenue, System, sub. lien, Series C, AGMC Insured, 5.00%,		
7/01/22	5,000,000	5,451,800
7/01/23	15,000,000	16,143,900
Clark County School District GO, Refunding, Series A, NATL RE, FGIC Insured, 4.50%, 6/15/19	5,000,000	5,543,700

Semiannual Report | 79

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Nevada (continued)		
Clark County Water Reclamation District GO,		
Series A, 5.25%, 7/01/21	$ 3,435,000	$ 3,946,746
Series A, 5.25%, 7/01/22	3,120,000	3,536,146
Series B, 5.25%, 7/01/21	3,430,000	3,941,001
Series B, 5.25%, 7/01/22	3,615,000	4,097,169
		42,660,462
New Jersey 9.3%		
Hudson County Improvement Authority Facility Lease Revenue, Hudson County Lease Project, Refunding, AGMC Insured, 5.375%,		
10/01/22	5,220,000	5,987,653
10/01/23	5,375,000	6,115,621
10/01/24	2,050,000	2,314,573
New Jersey EDA Revenue, School Facilities Construction, Refunding,		
Series DD-1, 5.00%, 12/15/18	20,000,000	22,976,400
Series EE, 5.25%, 9/01/24	12,210,000	13,445,408
New Jersey State COP, Equipment Lease Purchase, Series A,		
5.25%, 6/15/22	10,000,000	10,883,300
5.25%, 6/15/23	17,945,000	19,442,510
AMBAC Insured, 5.00%, 6/15/17	5,000,000	5,291,500
New Jersey State Educational Facilities Authority Revenue, Kean University, Refunding, Series A, 5.00%, 9/01/21	6,000,000	6,697,560
New Jersey State Higher Education Assistance Authority Student Loan Revenue,		
Refunding, Series 1A, 5.00%, 12/01/17	3,250,000	3,609,223
Refunding, Series 1A, 5.25%, 12/01/19	2,500,000	2,795,375
Refunding, Series 1A, 4.75%, 12/01/21	7,500,000	7,966,725
Refunding, Series 1A, 4.75%, 12/01/22	10,000,000	10,499,800
Series A, 5.375%, 6/01/24	15,000,000	16,060,800
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System,		
Refunding, Series A, 5.25%, 12/15/21	10,000,000	11,573,700
Refunding, Series A, 5.50%, 12/15/22	25,000,000	29,368,750
Refunding, Series A, Assured Guaranty, 5.50%, 12/15/22	11,465,000	13,526,751
Series D, AGMC Insured, 5.00%, 6/15/19	5,630,000	6,146,553
New Jersey State Turnpike Authority Turnpike Revenue, Series H, 5.00%,		
1/01/20	10,000,000	11,305,100
1/01/21	20,000,000	22,345,600
		228,352,902
New York 9.5%		
Erie County IDA School Facility Revenue, City School District of the City of Buffalo Project, Series A,		
5.00%, 5/01/22	14,840,000	16,618,426
AGMC Insured, 5.75%, 5/01/22	5,000,000	5,807,100
Liverpool Central School District GO, Refunding, AGMC Insured, 5.00%, 7/15/14	1,560,000	1,614,272
Long Island Power Authority Electric System Revenue, General,		
Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 12/01/19	7,000,000	7,809,970
Series E, NATL RE, FGIC Insured, 5.00%, 12/01/18	8,500,000	9,639,255

80 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
New York (continued)		
MTA Revenue, Transportation,		
Refunding, Series F, 5.00%, 11/15/15	$ 1,250,000	$ 1,433,100
Series A, AGMC Insured, 5.00%, 11/15/20	5,000,000	5,576,000
Series A, AGMC Insured, 5.50%, 11/15/20	4,365,000	5,255,198
Series C, 5.00%, 11/15/16	1,150,000	1,329,124
Series C, 5.75%, 11/15/18	15,000,000	17,429,550
New York City GO,		
Refunding, Series C, NATL Insured, 5.875%, 8/01/16	5,000	5,019
Refunding, Series G, 5.00%, 8/01/21	7,000,000	8,016,680
Refunding, Series H, 5.00%, 8/01/17	4,330,000	4,817,688
Series D, 5.00%, 12/01/21	5,000,000	5,764,250
Series F, 4.75%, 1/15/16	1,535,000	1,608,388
Series F, Pre-Refunded, 4.75%, 1/15/16	1,465,000	1,554,951
Series H, 5.00%, 8/01/16	3,000,000	3,357,120
Series J, Sub Series J-1, AGMC Insured, 5.00%, 6/01/20	10,000,000	11,252,500
Series O, 5.00%, 6/01/19	5,000,000	5,594,700
New York City Transitional Finance Authority Building Aid Revenue, Fiscal 2009,		
Series S-3, 5.00%, 1/15/23	5,000,000	5,499,650
Series S-4, 5.00%, 1/15/21	4,665,000	5,289,923
New York City Transitional Finance Authority Revenue,		
Future Tax Secured, Series C, Pre-Refunded, 4.50%, 2/15/13	4,500,000	4,586,985
sub. bond, Future Tax Secured, Series C, 5.00%, 11/01/23	12,805,000	14,840,995
New York State Dormitory Authority Revenue, Mortgage, St. Barnabas Hospital, Series B, FHA Insured, 4.25%, 8/01/14	2,355,000	2,434,882
New York State Dormitory Authority Revenues,		
Non-State Supported Debt, School Districts Financing Program, Series A, Assured Guaranty, 5.00%, 10/01/24	5,000,000	5,464,350
State Supported Debt, City University System, Consolidated Fifth General Resolution, Series A, NATL RE, FGIC Insured, 5.50%, 7/01/23	7,915,000	9,564,249
State Supported Debt, Mental Health Services Facilities Improvement, Refunding, 5.50%, 2/15/18	10,000,000	11,853,000
State Supported Debt, Mental Health Services Facilities Improvement, Refunding, 5.00%, 2/15/19	3,245,000	3,742,718
State Supported Debt, Mental Health Services Facilities Improvement, Refunding, Series D, NATL Insured, 5.00%, 8/15/17	190,000	190,110
New York State Energy Research and Development Authority PCR, New York State Electric and Gas Corp. Project, NATL Insured, 4.10%, 3/15/15	7,000,000	7,001,050
New York State Local Government Assistance Corp., sub. lien, Refunding, Series B, 5.00%, 4/01/21	12,000,000	14,454,960
New York State Thruway Authority General Revenue, Refunding, Series H, NATL RE, FGIC Insured, 5.00%, 1/01/22	10,000,000	11,022,000
New York State Thruway Authority Revenue, Local Highway and Bridge Service Contract, Refunding, 5.00%, 4/01/19	9,570,000	11,174,602
New York State Urban Development Corp. Revenue, Service Contract, Refunding, Series A-1, 5.00%, 1/01/20	6,500,000	7,580,690
Rockland County Solid Waste Management Authority Revenue, Refunding, Series A, Assured Guaranty, 5.375%, 12/15/18	5,365,000	6,237,671
		235,421,126

Semiannual Report | 81

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
North Carolina 2.7%		
Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Carolinas HealthCare System, Series A, AGMC Insured, 5.00%, 1/15/22	$10,000,000	$ 10,736,800
North Carolina Eastern Municipal Power Agency Power System Revenue,		
Refunding, Series A, 5.00%, 1/01/21	10,000,000	11,492,300
Refunding, Series A, Assured Guaranty, 5.25%, 1/01/19	15,000,000	17,340,000
Series C, Assured Guaranty, 6.00%, 1/01/19	2,500,000	2,881,175
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Refunding,		
Series A, 5.25%, 1/01/20	4,500,000	5,196,330
Series B, 5.00%, 1/01/20	8,000,000	9,440,880
Oak Island Enterprise System Revenue, Assured Guaranty, 5.50%, 6/01/23	1,735,000	1,945,803
Wake County GO, Public Improvement, Pre-Refunded, 4.50%, 3/01/14	6,400,000	6,536,192
		65,569,480
Ohio 4.1%		
Akron GO, Various Purpose, Refunding and Improvement, NATL Insured, 4.125%, 12/01/14	1,000,000	1,040,930
Allen County GO, Refunding, AMBAC Insured, 4.75%, 12/01/17	2,180,000	2,219,676
American Municipal Power Inc. Revenue, Refunding, 5.25%,		
2/15/20	6,000,000	6,721,860
2/15/21	11,500,000	12,770,405
Cleveland Municipal School District GO, AGMC Insured, 5.00%,		
12/01/14	1,915,000	2,119,005
12/01/15	1,510,000	1,668,278
12/01/16	1,400,000	1,534,008
Cuyahoga County EDR, Medical Mart Center, Series G, 5.00%,		
12/01/20	7,000,000	8,220,520
12/01/21	7,300,000	8,476,249
Hamilton City School District GO, School Improvement, AGMC Insured, 5.00%, 12/01/24	5,000,000	5,343,550
Lake Local School District Wood County GO, NATL Insured,		
5.20%, 12/01/17	375,000	381,547
Pre-Refunded, 5.20%, 12/01/17	2,190,000	2,237,983
Lakewood City School District GO, School Improvement, Refunding, AGMC Insured, 4.50%, 12/01/22	2,900,000	3,128,491
Mason City School District GO, School Improvement, Refunding, NATL RE, FGIC Insured, 5.00%, 12/01/15	2,670,000	3,133,699
Montgomery County Revenue, Miami Valley Hospital, Mandatory Put 11/15/14, Refunding, Series B, 5.25%, 11/15/39	4,000,000	4,449,760
Nordonia Hills City School District GO, School Improvement, Refunding, NATL RE, FGIC Insured, 4.50%, 12/01/21	2,360,000	2,539,738
Ohio State Building Authority Revenue, Refunding, Series C, 5.00%, 10/01/22	5,780,000	6,617,753
University of Cincinnati General Receipts Revenue, Series C, Assured Guaranty, 5.00%,		
6/01/21	11,810,000	13,493,988
6/01/22	11,675,000	13,149,436
Youngstown GO, AMBAC Insured, 6.125%, 12/01/15	1,275,000	1,356,332
		100,603,208

82 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Oregon 0.9%		
Deschutes County Hospital Facilities Authority Hospital Revenue, Cascade Healthcare, Refunding, 7.375%, 1/01/23	$ 2,000,000	$ 2,333,320
Oregon State Department of Administrative Services COP, Series A, NATL RE, FGIC Insured, 5.00%, 11/01/19	2,340,000	2,615,114
Oregon State Department of Transportation Highway User Tax Revenue, senior lien, Series A, 5.00%, 11/15/22	5,840,000	6,767,100
Portland Sewer System Revenue, second lien, Series B, NATL Insured, 5.00%,		
6/15/18	3,135,000	3,604,372
6/15/19	3,290,000	3,721,220
Salem Water and Sewer Revenue,		
NATL Insured, 4.10%, 6/01/16	1,035,000	1,082,931
Refunding, AGMC Insured, 4.50%, 6/01/12	2,250,000	2,319,075
		22,443,132
Pennsylvania 6.3%		
Allegheny County Hospital Development Authority Revenue, University of Pittsburgh Medical Center,		
Series A, 5.00%, 5/15/19	9,000,000	10,314,270
Series A, 5.00%, 5/15/20	7,500,000	8,535,225
Series B, 5.00%, 6/15/18	5,000,000	5,378,900
Allegheny County IDAR, Pollution Control, Refunding, Series A, AMBAC Insured, 4.35%, 12/01/13	5,000,000	5,241,000
Commonwealth Financing Authority Revenue, Series C-1, AGMC Insured, 5.00%,		
6/01/22	4,130,000	4,729,717
6/01/23	4,345,000	4,904,940
Pennsylvania State Turnpike Commission Turnpike Revenue,		
Series B, 5.00%, 12/01/19	32,230,000	37,799,989
Subordinate, Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.00%, 6/01/23	10,000,000	11,526,900
Subordinate, Series A, Assured Guaranty, 5.00%, 6/01/22	6,070,000	6,664,799
Philadelphia GO, Refunding, Series A, Assured Guaranty, 5.25%, 8/01/22	20,000,000	21,905,800
Philadelphia Municipal Authority Revenue, Lease, 6.00%, 4/01/22	7,065,000	7,428,141
Philadelphia Water and Wastewater Revenue,		
Refunding, Series A, AGMC Insured, 5.00%, 6/15/17	10,000,000	11,545,600
Refunding, Series A, AGMC Insured, 5.00%, 6/15/18	5,000,000	5,771,050
Refunding, Series A, AGMC Insured, 5.00%, 6/15/19	5,000,000	5,763,550
Series A, 5.00%, 1/01/20	1,210,000	1,357,777
Series A, 5.25%, 1/01/21	3,655,000	4,107,343
Series A, 5.25%, 1/01/22	2,330,000	2,584,809
		155,559,810
South Carolina 0.6%		
Rock Hill Utility System Revenue, Refunding and Improvement, Series A, AGMC Insured, 4.00%, 1/01/14	2,000,000	2,084,900
Scago Educational Facilities Corp. for Pickens School District Revenue, Pickens County Project, AGMC Insured, 5.00%, 12/01/18	5,000,000	5,607,100
South Carolina Jobs EDA Hospital Revenue, Palmetto Health, Refunding and Improvement, 5.375%, 8/01/22	6,000,000	6,292,740
		13,984,740

Semiannual Report | 83

84 | Semiannual Report

Semiannual Report | 85

See Abbreviations on page 190.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

86 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 87

aFor the period February 1, 2011 (effective date) to February 28, 2011.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

88 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited)

Franklin Federal Limited-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 81.7%		
Alabama 0.6%		
Alabama State University Revenue, General Tuition and Fee, Assured Guaranty, 5.00%,		
9/01/14	$ 665,000	$ 736,833
9/01/15	700,000	797,363
9/01/16	730,000	843,187
East Alabama Health Care Authority Health Care Facilities Revenue,		
Mandatory Put 9/01/13, Series B, 5.00%, 9/01/33	1,000,000	1,049,930
Mandatory Put 9/01/18, Series A, 5.25%, 9/01/36	1,000,000	1,053,100
		4,480,413
Arizona 4.4%		
Arizona State COP, Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/15	11,975,000	13,502,172
Phoenix Civic Improvement Corp. Excise Tax Revenue, Light Rail Project, AMBAC Insured, 5.00%, 7/01/16	17,000,000	18,790,270
		32,292,442
California 10.2%		
Alameda-Contra Costa Transit District COP, FHR Computer System Project, 4.00%, 8/01/12	245,000	251,676
California Health Facilities Financing Authority Revenue, Sutter Health, Series A, 5.00%, 8/15/12	1,000,000	1,043,380
California State Economic Recovery GO, Series A, 5.25%, 7/01/13	200,000	217,374
California State GO, Refunding, 5.00%, 4/01/15	500,000	570,145
California State Public Works Board Lease Revenue, Various Capital Projects, Series G, Sub Series G-1, 5.00%, 10/01/13	10,685,000	11,480,498
California Statewide CDA, PCR, Southern California Edison Co., Mandatory Put 4/01/13, Refunding, Series A, XLCA Insured, 4.10%, 4/01/28	1,500,000	1,571,025
California Statewide CDA Revenue,		
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 5.00%, 5/15/14	1,000,000	1,065,190
Methodist Hospital of Southern California Project, FHA Insured, 5.50%, 2/01/13	2,430,000	2,566,833
Fontana PFA Lease Revenue, AMBAC Insured, 5.00%, 9/01/14	375,000	400,808
Fontana USD, GO,		
BAN, 4.00%, 12/01/12	10,540,000	10,857,359
Capital Appreciation, BAN, zero cpn., 12/01/12	5,000,000	4,952,750
Gilroy USD, GO,		
BAN, Measure P, 5.00%, 4/01/13	2,575,000	2,746,263
BAN, Measure P, ETM, 5.00%, 4/01/13	425,000	456,463
Capital Appreciation, BAN, Measure P, zero cpn., 4/01/13	2,000,000	1,942,120
Hercules RDA Tax Allocation Revenue, Series A, AMBAC Insured, 5.00%, 8/01/14	1,430,000	1,318,474
Imperial Community College District GO, Capital Appreciation Bonds, zero cpn., 8/01/14	7,250,000	6,590,975
Los Angeles CRDA Community Redevelopment Financing Authority Revenue, Bunker Hill Project, Series A, AGMC Insured, 5.00%, 12/01/13	1,000,000	1,081,730
Northern California Power Agency Public Power Revenue, Hydroelectric Project No. 1, Refunding, Series C, Assured Guaranty, 5.00%, 7/01/15	1,000,000	1,150,730
Pacifica COP, AMBAC Insured, 4.50%, 1/01/13	1,050,000	1,091,969
Palo Verde Community College District COP, AMBAC Insured, 5.00%, 1/01/15	745,000	823,240
Rocklin Joint UHSD, GO, TRAN, 2.00%, 9/01/11	5,000,000	5,000,000
Roseville City School District GO, TRAN, 2.00%, 9/01/11	10,000,000	10,000,000
San Jose RDA Tax Allocation, Series A, 6.125%, 8/01/15	3,000,000	3,156,120

Semiannual Report | 89

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Federal Limited-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
Santa Clara County Financing Authority Revenue, El Camino Hospital, Series B, AMBAC Insured, 5.00%,		
2/01/14	$ 1,000,000	$ 1,082,780
2/01/15	1,025,000	1,134,562
Southern California Public Power Authority Natural Gas Project Revenue, Project No. 1, Series A, 5.00%, 11/01/15	1,000,000	1,050,360
Tustin USD School Facilities ID No. 2002-1 GO, Capital Appreciation, Election of 2002, Series C, AGMC Insured, zero cpn., 6/01/18	810,000	646,299
West Kern Community College District COP, AMBAC Insured, 4.50%, 11/01/14	780,000	841,511
		75,090,634
Colorado 0.2%		
Regional Transportation District COP, Transit Vehicles, Series A, AMBAC Insured, 5.00%, 12/01/15	1,500,000	1,682,505
Florida 8.7%		
Citizens Property Insurance Corp. Revenue, High-Risk Account, senior secured, Series A-1,		
5.50%, 6/01/17	5,000,000	5,515,350
6.00%, 6/01/17	5,000,000	5,630,400
Assured Guaranty, 5.50%, 6/01/16	5,000,000	5,585,250
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue, Series A, 4.25%, 7/01/14	4,000,000	4,304,800
Florida State Turnpike Authority Turnpike Revenue, Department of Transportation, Refunding, Series A, AGMC Insured, 5.00%, 7/01/15	12,625,000	13,748,625
Miami-Dade County GO, 5.00%, 7/01/12	3,000,000	3,115,290
Miami-Dade County Public Facilities Revenue, Jackson Health System, Assured Guaranty, 4.00%, 6/01/16	1,580,000	1,713,131
Sunshine State Governmental Financing Commission Revenue, Miami-Dade County Program, Series A, AGMC Insured, 4.00%, 9/01/14	23,185,000	24,661,421
		64,274,267
Georgia 1.0%		
Atlanta Water and Wastewater Revenue, Refunding, Series B, AGMC Insured, 4.00%, 11/01/15	6,390,000	7,104,402
Illinois 5.1%		
Chicago GO, Series A, 5.00%, 12/01/16	5,000,000	5,734,000
Chicago Wastewater Transmission Revenue, Series A, BHAC Insured,		
5.00%, 1/01/16	1,425,000	1,577,959
5.50%, 1/01/17	1,000,000	1,137,840
Dolton GO, Refunding, Series B, AGMC Insured,		
3.00%, 12/01/12	575,000	585,017
3.00%, 12/01/13	1,155,000	1,183,182
4.00%, 12/01/14	1,195,000	1,272,986
3.50%, 12/01/15	1,245,000	1,318,380
Illinois State GO,		
AGMC Insured, 5.50%, 5/01/15	5,000,000	5,702,450
AGMC Insured, 5.00%, 9/01/16	9,000,000	10,084,590
Refunding, AGMC Insured, 5.00%, 1/01/16	7,000,000	7,864,640
Romeoville GO, Refunding, AGMC Insured, 4.00%, 12/30/11	1,260,000	1,272,587
		37,733,631

90 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Federal Limited-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Indiana 0.7%		
Indianapolis Thermal Energy System Revenue, Refunding, AGMC Insured, 4.00%, 10/01/14	$ 4,640,000	$ 5,002,616
Louisiana 0.1%		
Louisiana Local Government Environmental Facilities and CDA Revenue, Shreveport Utility System Projects, NATL Insured, 4.00%, 12/01/14	500,000	533,280
Massachusetts 0.3%		
Massachusetts State Health and Educational Facilities Authority Revenue, Cape Cod Healthcare Obligation, Assured Guaranty, 4.00%,		
11/15/13	1,150,000	1,201,830
11/15/15	1,000,000	1,070,840
		2,272,670
Michigan 5.1%		
Detroit GO, Distribution State Aid, 5.00%,		
11/01/16	6,120,000	6,947,118
11/01/17	7,485,000	8,495,550
Jackson GO, Capital Appreciation Downtown Development, AGMC Insured, zero cpn., 6/01/16	1,370,000	1,167,815
Michigan Municipal Bond Authority Revenue, Local Government Loan Program, Charter County of Wayne Local Project, Series B, Assured Guaranty, 5.00%, 11/01/13	4,000,000	4,227,200
Rochester Community School District GO, Refunding, AGMC Insured, 5.00%, 5/01/15	4,795,000	5,225,831
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital, Refunding, Series W, 5.25%, 8/01/17	7,000,000	7,578,060
Wyandotte Electric Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/13	3,355,000	3,578,443
		37,220,017
Minnesota 2.4%		
Farmington GO, Improvement, Series B, AGMC Insured, 3.50%, 2/01/14	455,000	485,299
Minneapolis Health Care System Revenue, Fairview Health Services, Series A, 5.00%, 11/15/12	1,000,000	1,042,740
Minnesota Agricultural and Economic Development Board Revenue, Health Care Facilities, Essentia, Series C-1, Assured Guaranty, 5.00%, 2/15/15	1,335,000	1,488,765
Minnesota State Municipal Power Agency Electric Revenue, Series B, 4.00%, 10/01/13	5,000,000	5,087,550
Northern Municipal Power Agency Electric System Revenue, Refunding, Series A, Assured Guaranty, 5.00%,		
1/01/12	2,000,000	2,028,480
1/01/15	5,000,000	5,647,800
Otsego GO, Water, Refunding, Series C, AGMC Insured, 2.00%, 12/01/16	2,000,000	2,065,480
		17,846,114
Mississippi 0.1%		
Mississippi Development Bank Special Obligation Revenue, Jackson Public School District GO Bond Project, AGMC Insured, 5.00%, 4/01/12	500,000	513,010
Nebraska 0.6%		
University of Nebraska Facilities Corp. Lease Rent Revenue, UNMC Health Professions, 5.00%, 8/15/13	4,000,000	4,299,640
New Hampshire 0.4%		
New Hampshire State GO, Refunding, Series A, 5.00%, 7/01/18	2,610,000	3,188,637

Semiannual Report | 91

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Federal Limited-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
New Jersey 6.1%		
Essex County Utilities Authority Solid Waste Revenue, Refunding, Assured Guaranty, 4.00%,		
4/01/12	$ 2,045,000	$ 2,084,816
4/01/13	3,335,000	3,489,311
New Jersey EDA Revenue, School Facilities Construction, Refunding, Series DD-1, 5.00%, 12/15/16	10,000,000	11,516,100
New Jersey State GO, Refunding,		
Series N, AMBAC Insured, 5.50%, 7/15/14	3,000,000	3,416,880
Series Q, 5.00%, 8/15/18	15,885,000	19,119,027
New Jersey Transportation Trust Fund Authority Revenue, Transportation System, Refunding, Series A, AMBAC Insured, 5.50%, 12/15/14	5,000,000	5,657,300
		45,283,434
New Mexico 0.9%		
New Mexico Educational Assistance Foundation Revenue, Education Loan, Series A-1, 4.00%,		
12/01/14	2,000,000	2,151,420
12/01/15	4,000,000	4,362,400
		6,513,820
New York 8.8%		
Long Island Power Authority Electric System Revenue, Capital Appreciation, AGMC Insured, zero cpn., 6/01/12	10,000,000	9,952,300
New York City GO, Refunding, Series G, 5.25%, 8/01/16	9,010,000	10,747,038
New York City HDC, MFHR, Mandatory Put 9/16/13, Series L-2, 2.00%, 5/01/45	15,000,000	15,050,550
New York City IDAR, Capital Appreciation, Yankee Stadium, Pilot, Assured Guaranty, zero cpn., 3/01/14	5,335,000	5,066,223
New York State Dormitory Authority Revenues,		
Non-State Supported Debt, Aids Long Term Health Care Facility, 5.00%, 11/01/11	695,000	697,217
Non-State Supported Debt, Fordham University, Series B, Assured Guaranty, 3.25%, 7/01/13	610,000	633,668
Non-State Supported Debt, Manhattan College, Series B, Radian Insured, 5.00%, 7/01/13	575,000	589,432
Non-State Supported Debt, Rochester General Hospital, Refunding, Radian Insured, 5.00%, 12/01/15	100,000	106,027
Non-State Supported Debt, School District Financing Program, Series A, AGMC Insured, 5.00%, 10/01/15	1,000,000	1,140,210
Non-State Supported Debt, School Districts Financing Program, Series A, Assured Guaranty, 3.75%, 10/01/14	1,380,000	1,490,938
State Supported Debt, AGMC Insured, 5.00%, 2/15/15	1,000,000	1,131,720
New York State Environmental Facilities Corp. Special Obligation Revenue, Riverbank State Park, Refunding, CIFG Insured, 5.00%, 4/01/16	200,000	230,706
New York State Urban Development Corp. Revenue, Refunding, Series D, 5.00%, 1/01/15	4,000,000	4,543,560
Poughkeepsie Town GO, Public Improvement, Refunding, AGMC Insured, 5.00%, 4/15/15	250,000	284,110
St. Lawrence County IDA Civic Facility Revenue, St. Lawrence University, Series A, 5.00%, 10/01/16	9,910,000	11,264,598
Suffolk County IDA Civic Facility Revenue, Westhampton Free Associates Library, AMBAC Insured, 3.25%, 6/15/12	300,000	306,279
Syracuse GO, Public Improvement, Series A, AGMC Insured, 3.25%, 6/15/12	725,000	736,136
Triborough Bridge and Tunnel Authority Revenues, Refunding, Series C, 5.00%, 11/15/12	1,000,000	1,055,610
		65,026,322

92 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Federal Limited-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Ohio 6.6%		
Akron COP, District Energy Project, 2.75%, 12/01/16	$ 1,895,000	$ 1,911,562
Cleveland Airport System Revenue, Series C, Assured Guaranty, 5.00%, 1/01/16	5,140,000	5,618,740
Ohio State Air Quality Development Authority Revenue,		
Environmental Improvement, Buckeye Power Inc. Project, 3.00%, 12/01/13	1,085,000	1,106,201
Pollution Control, FirstEnergy Solutions Corp., Mandatory Put 6/03/13, Refunding, Series A, 2.25%, 12/01/23	8,000,000	8,095,760
Ohio State Department of Administrative Services COP, Administrative Knowledge System, Series A, NATL Insured, 5.25%, 9/01/15	6,205,000	7,015,001
Ohio State GO,		
3.00%, 5/01/13	10,345,000	10,792,835
Refunding, 3.00%, 5/01/13	4,655,000	4,856,515
Ohio State Higher Educational Facility Revenue, Otterbein College 2007 Project, CIFG Insured, 4.50%, 12/01/11	210,000	212,090
Toledo GO,		
Capital Improvement, Refunding, Assured Guaranty, 3.25%, 12/01/14	2,860,000	3,009,120
Limited Tax, Various Purpose Improvement, Refunding, Assured Guaranty, 3.00%, 12/01/11	570,000	573,192
Limited Tax, Various Purpose Improvement, Refunding, Assured Guaranty, 3.00%, 12/01/12	1,315,000	1,348,690
Limited Tax, Various Purpose Improvement, Refunding, Assured Guaranty, 3.00%, 12/01/13	1,210,000	1,257,626
Limited Tax, Various Purpose Improvement, Refunding, Assured Guaranty, 3.00%, 12/01/14	1,210,000	1,276,937
Limited Tax, Various Purpose Improvement, Refunding, Assured Guaranty, 3.00%, 12/01/15	1,185,000	1,261,693
		48,335,962
Oklahoma 0.6%		
Tulsa County Industrial Authority Educational Facilities Lease Revenue, Broken Arrow Public Schools Project, 4.00%, 9/01/15	4,000,000	4,395,280
Oregon 0.6%		
Oregon State Department of Administrative Services COP, Series A, 5.00%, 5/01/13	4,000,000	4,292,440
Pennsylvania 6.9%		
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue, PPL Energy Supply LLC Project, Mandatory Put 9/01/15, Refunding, Series A, 3.00%, 12/01/38	10,000,000	9,936,800
Philadelphia GO, Refunding, Series A, AGMC Insured, 5.25%, 8/01/17	10,000,000	11,388,400
Philadelphia Water and Wastewater Revenue, Refunding, Series A, AGMC Insured, 5.00%, 6/15/13	10,000,000	10,796,000
Reading School District GO, Refunding, Series A, 5.00%,		
4/01/17	4,500,000	5,071,455
4/01/18	4,035,000	4,548,736
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial, Refunding, Series A, Assured Guaranty,		
5.00%, 7/01/12	1,000,000	1,027,630
5.00%, 7/01/13	1,130,000	1,186,093
5.00%, 7/01/14	1,250,000	1,340,175
4.00%, 7/01/15	1,235,000	1,306,667
5.00%, 7/01/16	1,325,000	1,457,394

Semiannual Report | 93

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Federal Limited-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Pennsylvania (continued)		
University of Pittsburgh of the Commonwealth System of Higher Education Revenue, University Capital Project, Mandatory Put 9/15/13, Series A, 5.50%, 9/15/39	$ 2,500,000	$ 2,714,425
		50,773,775
South Carolina 1.1%		
Piedmont Municipal Power Agency Electric Revenue, Refunding, Series A-2, 5.00%, 1/01/15	4,000,000	4,477,840
Scago Educational Facilities Corp. for Pickens School District Revenue, Pickens County Project, AGMC Insured, 5.00%, 12/01/14	3,000,000	3,344,520
		7,822,360
Tennessee 3.8%		
Memphis Electric System Revenue, sub. note, Refunding, 5.00%, 12/01/15	8,000,000	9,392,960
Memphis GO, BAN, Refunding, 4.00%, 5/01/12	5,000,000	5,117,850
Metropolitan Nashville Airport Authority Airport Revenue, Refunding and Improvement, Series B, 4.00%, 7/01/13	2,880,000	3,048,797
Sevier County PBA Revenue, Local Government Public Improvement, Series VII-D-1, 5.00%, 6/01/15	9,000,000	10,277,640
		27,837,247
Texas 2.9%		
Brock ISD, GO, Capital Appreciation, PSF Guarantee, zero cpn., 8/15/16	460,000	429,990
Dallas-Fort Worth International Airport Revenue, Joint, Refunding, Series A, 5.00%, 11/01/14	3,235,000	3,621,647
Gulf Coast Waste Disposal Authority Environmental Facilities Revenue, BP Products North America, Mandatory Put 9/03/13, Refunding, 2.30%, 1/01/42	10,000,000	10,186,100
Harris County Health Facilities Development Corp. Revenue, Christus Health, Series A-5, AGMC Insured, 3.00%, 7/01/12	1,500,000	1,522,680
Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured, 5.00%, 2/15/12	745,000	757,091
Harris County MTA Lease Revenue COP, Series A, Assured Guaranty, 5.00%, 11/01/11	2,200,000	2,214,608
San Antonio Water Revenue, System, Series A, AGMC Insured, 5.50%, 5/15/13	500,000	518,020
Tarrant County Cultural Education Facilities Finance Corp. Revenue, Christus Health, Refunding, Series A, Assured Guaranty, 5.75%, 7/01/18	1,860,000	2,063,094
		21,313,230
Washington 1.2%		
King County Housing Authority Revenue, Birch Creek Apartments Project, 4.40%, 5/01/18	2,290,000	2,391,928
Snohomish County School District No. 2 Everett GO, Refunding, NATL RE, FGIC Insured, 5.00%, 12/01/14	250,000	284,767
[a]Snohomish County School District No. 103 GO, Refunding, 2.50%, 12/01/15	3,895,000	4,114,055
Washington State Health Care Facilities Authority Revenue, MultiCare Health System,		
Series A, AGMC Insured, 4.00%, 8/15/13	250,000	261,570
Series A, AGMC Insured, 4.00%, 8/15/14	310,000	329,177
Series B, AGMC Insured, 4.00%, 8/15/13	250,000	261,570
Series B, AGMC Insured, 4.00%, 8/15/14	600,000	637,116
Series B, AGMC Insured, 4.00%, 8/15/15	625,000	674,856
		8,955,039

94 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Federal Limited-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
U.S. Territories 2.3%		
Guam 0.1%		
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.00%, 12/01/12	$ 1,000,000	$ 1,035,050
Puerto Rico 2.2%		
Puerto Rico Commonwealth GO, Public Improvement, AGMC Insured, 5.50%, 7/01/15	5,000,000	5,642,250
Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, NATL Insured, 4.75%, 12/01/15	5,000,000	5,222,000
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Refunding, Series X, NATL Insured, 5.50%, 7/01/13	415,000	444,677
Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%, 7/01/13	1,000,000	1,068,900
Puerto Rico Municipal Finance Agency GO, Series A, AGMC Insured, 5.75%, 8/01/12	3,000,000	3,010,680
Puerto Rico PBA Guaranteed Revenue, Mandatory Put 7/01/17, Refunding, AMBAC Insured, 5.50%, 7/01/35	750,000	802,627
		16,191,134
Total U.S. Territories		17,226,184
Total Municipal Bonds before Short Term Investments (Cost $579,841,751)		601,309,371
Short Term Investments 17.6%		
Municipal Bonds 17.6%		
Colorado 2.4%		
[b]Colorado Educational and Cultural Facilities Authority Revenue, National Jewish Federation Bond Program,		
Refunding, Series D-1, Daily VRDN and Put, 0.14%, 7/01/36	1,500,000	1,500,000
Series A-3, Daily VRDN and Put, 0.18%, 2/01/35	7,225,000	7,225,000
Series A-10, Daily VRDN and Put, 0.17%, 9/01/37	4,835,000	4,835,000
Series A-11, Daily VRDN and Put, 0.18%, 8/01/27	1,300,000	1,300,000
[b]Pitkin County IDR, Aspen Skiing Co. Project, Refunding, Series A, Daily VRDN and Put, 0.14%, 4/01/16	3,000,000	3,000,000
		17,860,000
Florida 1.1%		
[b]Broward County Educational Facilities Authority Revenue, Educational Facilities, Nova Southeastern University, Refunding, Series C, Daily VRDN and Put, 0.13%, 4/01/24	3,000,000	3,000,000
[b]Jacksonville Health Facilities Authority Hospital Revenue,		
Baptist Medical Center Project, Daily VRDN and Put, 0.17%, 8/15/34	1,300,000	1,300,000
Series A, Daily VRDN and Put, 0.13%, 8/15/33	3,600,000	3,600,000
		7,900,000
Kentucky 0.2%		
[b]Kentucky Economic Development Finance Authority Hospital Facilities Revenue, Baptist Healthcare System, Refunding, Series B-2, Daily VRDN and Put, 0.13%, 8/15/38	100,000	100,000
[b]Shelby County Lease Revenue, Series A, Daily VRDN and Put, 0.13%, 9/01/34	1,000,000	1,000,000
		1,100,000
Louisiana 0.2%		
[b]Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop Inc. Project, First Stage, ACES, Refunding, Daily VRDN and Put, 0.13%, 9/01/17	1,100,000	1,100,000

Semiannual Report | 95

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) (continued)

96 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) (continued)

See Abbreviations on page 190.

aSecurity purchased on a when-issued basis. See Note 1(b).

bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 97

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

98 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 99

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

100 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 101

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited)

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.1%		
Alabama 0.5%		
Alabama State Port Authority Docks Facilities Revenue, Refunding, 6.00%, 10/01/40	$ 6,000,000	$ 6,066,540
Camden IDB Exempt Facilities Revenue, Weyerhaeuser,		
Series A, Pre-Refunded, 6.125%, 12/01/24	3,000,000	3,371,160
Series B, Pre-Refunded, 6.375%, 12/01/24	1,750,000	1,959,527
Courtland IDB Environmental Improvement Revenue, International Paper Co. Projects, Refunding, Series B, 6.25%, 8/01/25	2,500,000	2,517,575
Cullman County Health Care Authority GO, Refunding, 7.00%, 2/01/36	7,500,000	7,353,300
Phenix City IDB Environmental Improvement Revenue, MeadWestvaco-Mead Coated Board Project, Refunding, Series B, 6.10%, 5/15/30	5,800,000	5,815,718
Prattville IDB Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.25%, 3/01/33	5,500,000	6,721,440
Selma IDBR, Gulf Opportunity Zone, International Paper Co., Series A, 5.80%, 5/01/34	3,000,000	3,026,130
		36,831,390
Alaska 0.1%		
Alaska Industrial Development and Export Authority Power Revenue, Upper Lynn Canal Regional Power,		
5.70%, 1/01/12	380,000	381,003
5.80%, 1/01/18	1,495,000	1,490,171
5.875%, 1/01/32	5,730,000	5,138,607
		7,009,781
Arizona 4.2%		
Apache County IDA,		
IDR, Tucson Electric Power Co. Project, Refunding, Series C, 5.85%, 3/01/26	16,500,000	16,506,930
PCR, Tucson Electric Power Co. Project, Refunding, Series A, 5.85%, 3/01/28	53,150,000	53,162,224
PCR, Tucson Electric Power Co. Project, Refunding, Series B, 5.875%, 3/01/33	33,800,000	33,807,098
Arizona Health Facilities Authority Hospital System Revenue, John C. Lincoln Health Network, Pre-Refunded, 6.375%, 12/01/37	2,500,000	2,706,575
Casa Grande IDA Hospital Revenue, Casa Grande Regional Medical Center, Series A, 7.25%, 12/01/32	14,500,000	13,548,655
Downtown Phoenix Hotel Corp. Revenue, sub. bond, Series B, NATL RE, FGIC Insured, 5.00%, 7/01/36	10,000,000	10,018,600
Maricopa County IDA Health Facility Revenue, Catholic Healthcare West Project, Refunding, Series A, 5.50%, 7/01/26	7,500,000	7,662,150
Maricopa County PCC, PCR,		
El Paso Electric Co. Project, Series A, 7.25%, 4/01/40	20,000,000	22,038,200
Southern California Edison Co., Refunding, Series A, 5.00%, 6/01/35	6,025,000	6,183,277
Various, Public Service Co., Palo Verde, Refunding, Series A, 6.25%, 1/01/38	15,000,000	15,424,800
Navajo County PCC Revenue, Mandatory Put 6/01/16, Series D, 5.75%, 6/01/34	10,750,000	12,091,062
Phoenix Civic Improvement Corp. Airport Revenue,		
junior lien, Series A, 5.00%, 7/01/40	24,000,000	24,100,320
senior lien, Series A, 5.00%, 7/01/38	15,000,000	15,364,500
Pima County IDAR,		
Industrial Development, Tucson Electric Power Co., Series A, 6.375%, 9/01/29	35,000,000	35,590,450
Tucson Electric Power Co. Project, Series A, 6.10%, 9/01/25	10,140,000	10,143,650

102 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Arizona (continued)		
Salt Verde Financial Corp. Senior Gas Revenue,		
5.25%, 12/01/25	$ 6,000,000	$ 5,875,860
5.50%, 12/01/29	2,500,000	2,418,750
5.00%, 12/01/37	5,000,000	4,337,050
University Medical Center Corp. Hospital Revenue,		
6.00%, 7/01/24	250,000	258,638
6.25%, 7/01/29	1,000,000	1,030,400
5.00%, 7/01/35	10,175,000	9,118,225
6.50%, 7/01/39	1,500,000	1,551,780
Yuma County IDA Water and Sewer Exempt Facility Revenue, Water and Sewer, Refunding, Series A, 6.375%, 12/01/37	15,500,000	13,669,915
		316,609,109
Arkansas 0.3%		
Arkansas State Development Finance Authority Industrial Facilities Revenue, Potlatch Corp. Projects, Series A, 7.75%, 8/01/25	3,800,000	3,888,350
Baxter County IDR, Aeroquip Corp. Project, Refunding, 5.80%, 10/01/13	2,400,000	2,535,432
Calhoun County Solid Waste Disposal Revenue, Georgia-Pacific Corp. Project, 6.375%, 11/01/26	10,000,000	10,027,000
Warren Solid Waste Disposal Revenue, Potlatch Corp. Project, 7.00%, 4/01/12	3,150,000	3,217,284
		19,668,066
California 18.8%		
ABAG 1915 Act Special Assessment, Windemere Ranch AD, 1999-1, Pre-Refunded, 6.375%, 9/02/32	9,735,000	9,929,700
Aliso Viejo CFD No. 2005-01 Special Tax, Glenwood at Aliso Viejo, 6.00%, 9/01/38	5,200,000	4,760,444
Alvord USD, GO, 2007 Election, Refunding, Series B, AGMC Insured, zero cpn., 8/01/41	30,750,000	4,322,835
Anaheim PFAR, Refunding, Series A-2, NATL RE, FGIC Insured, 4.75%, 9/01/29	24,000,000	23,628,960
Azusa Special Tax, Escrow, CFD No. 2005-1, Improvement Area 1, 5.00%, 9/01/37	5,385,000	3,991,308
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Refunding, Series F-1, 5.50%, 4/01/43	29,765,000	31,614,299
Beaumont Financing Authority Local Agency Revenue, Improvement Area No. 19C, Series A, 5.35%, 9/01/36	3,680,000	3,213,670
Beaumont PFAR, Sewer Enterprise Project, Series A, Pre-Refunded, 6.90%, 9/01/23	3,845,000	4,549,558
California County Tobacco Securitization Agency Tobacco Revenue, Asset-Backed, Alameda County, 5.875%, 6/01/35	3,700,000	2,824,839
California Health Facilities Financing Authority Revenue,		
Children's Hospital of Orange County, Series A, 6.50%, 11/01/24	5,000,000	5,553,250
Children's Hospital of Orange County, Series A, 6.50%, 11/01/38	8,000,000	8,476,080
Marshall Medical Center, Series A, California Mortgage Insured, 5.00%, 11/01/24	2,295,000	2,336,356
Marshall Medical Center, Series A, California Mortgage Insured, 5.00%, 11/01/29	2,220,000	2,223,707
Marshall Medical Center, Series A, California Mortgage Insured, 5.00%, 11/01/33	3,130,000	3,028,025
California HFAR, Home Mortgage, Series K, 4.70%, 8/01/31	20,000,000	16,918,600
California Infrastructure and Economic Development Bank Revenue, Department of Social Services Administration Building, AMBAC Insured, 5.00%,		
12/01/30	10,300,000	10,761,955
12/01/35	5,000,000	5,027,650

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Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
California Municipal Finance Authority Revenue, Harbor Regional Center Project, 8.50%, 11/01/39	$ 5,000,000	$ 5,455,950
California State GO,		
5.25%, 11/01/40	47,000,000	47,782,080
Refunding, 5.25%, 4/01/30	50,000	50,370
Refunding, 5.25%, 4/01/32	40,000	40,186
Various Purpose, 6.00%, 4/01/38	28,725,000	31,270,035
Various Purpose, Refunding, 5.25%, 3/01/30	70,000,000	73,921,400
Various Purpose, Refunding, 5.50%, 3/01/40	60,000,000	62,814,000
California State Public Works Board Lease Revenue, Trustees of California State University, Series J, 6.00%,		
11/01/29	7,365,000	8,069,389
11/01/34	17,560,000	18,542,131
California Statewide CDA Revenue,		
American Baptist Home West, Refunding, 6.00%, 10/01/29	3,125,000	3,097,656
American Baptist Home West, Refunding, 6.25%, 10/01/39	5,000,000	4,928,150
Elder Care Alliance, Series A, Pre-Refunded, 8.25%, 11/15/32	13,090,000	14,575,846
Monterey Institute International, 5.50%, 7/01/31	13,240,000	13,383,919
St. Joseph Health System, Series B, FGIC Insured, 5.75%, 7/01/47	5,000,000	5,072,700
St. Joseph Health System, Series E, AGMC Insured, 5.25%, 7/01/47	10,000,000	10,142,200
Sutter Health, Refunding, Series A, 5.00%, 11/15/43	25,000,000	23,588,250
Thomas Jefferson School of Law, Refunding, Series A, 7.25%, 10/01/38	11,730,000	11,884,015
California Statewide CDA Special Tax Revenue, CFD 2007-1, Orinda, 6.00%, 9/01/37	10,000,000	8,598,400
Chabot-Las Positas Community College District GO, Capital Appreciation Bonds, Series C, AMBAC Insured, zero cpn.,		
8/01/33	21,015,000	5,459,067
8/01/34	10,000,000	2,399,600
8/01/45	34,035,000	3,891,222
Chino CFD Special Tax, No. 03-3, Improvement Area 2, 5.00%, 9/01/36	2,215,000	1,732,329
Chula Vista CFD Special Tax,		
No. 07-I, Otay Ranch Village Eleven, 5.875%, 9/01/34	2,905,000	2,810,820
No. 13-I, Otay Ranch Village Seven, 5.35%, 9/01/36	2,255,000	1,774,505
El Dorado County CFD No. 2001-1 Special Tax, Promontory Specific Plan, 6.30%, 9/01/31	3,500,000	3,369,310
Foothill/Eastern Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding,		
5.85%, 1/15/23	35,000,000	35,023,450
zero cpn., 1/15/22	49,115,000	26,198,923
zero cpn., 1/15/31	4,000,000	1,094,120
zero cpn., 1/15/34	4,500,000	974,745
zero cpn., 1/15/36	4,000,000	729,400
Fullerton CFD No. 1 Special Tax, Amerige Heights, 6.20%, 9/01/32	3,500,000	3,508,540
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,		
Asset-Backed, Senior Series A-1, Refunding, 5.00%, 6/01/33	9,960,000	6,918,316
Asset-Backed, Series A-3, Pre-Refunded, 7.875%, 6/01/42	10,000,000	11,280,600
Enhanced, Asset-Backed, Refunding, Series A, 5.00%, 6/01/45	30,750,000	27,185,460
Enhanced, Series A, AMBAC Insured, 5.00%, 6/01/45	13,250,000	11,974,687

104 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
Lake Elsinore 1915 Act Special Assessment, AD No. 93-1, Limited Obligation, Refunding, 7.00%, 9/02/30	$ 7,335,000	$ 7,410,624
Lee Lake Water District CFD No. 3 Special Tax, Retreat, 5.95%, 9/01/34	5,000,000	4,466,800
Livermore CFD Special Tax, No. 06-1, Shea Properties, 5.40%, 9/01/36	6,595,000	5,357,646
Los Angeles Department of Airports Airport Revenue, Los Angeles International Airport,		
senior bond, Series D, 5.00%, 5/15/40	52,685,000	54,329,826
Senior, Refunding, Series A, 5.00%, 5/15/40	25,500,000	26,296,110
Los Angeles MFR, Refunding,		
Series J-1B, 7.125%, 1/01/24	70,000	67,739
Series J-1C, 7.125%, 1/01/24	335,000	308,806
Series J-2B, 8.50%, 1/01/24	340,000	326,692
[a]Series J-2C, 8.50%, 1/01/24	1,400,000	1,286,026
Los Angeles USD, GO, Series KRY, 5.25%, 7/01/34	36,625,000	38,905,639
Los Angeles Wastewater System Revenue, Refunding, Series A, NATL Insured, 5.00%, 6/01/30	7,530,000	7,748,897
M-S-R Energy Authority Gas Revenue,		
Series B, 6.125%, 11/01/29	30,505,000	31,886,266
Series B, 7.00%, 11/01/34	20,000,000	23,090,800
Series C, 6.50%, 11/01/39	20,000,000	21,899,600
Murrieta 1915 Act Special Tax, CFD No. 2000-1, 6.375%, 9/01/30	4,000,000	4,011,360
Novato RDA Tax Allocation, Hamilton Field Redevelopment Project, 6.75%, 9/01/40	3,750,000	3,845,700
Poway USD Special Tax,		
CFD No. 10, Area A, 6.10%, 9/01/31	1,995,000	1,988,137
CFD No. 11, Area A, 5.375%, 9/01/28	2,965,000	2,873,530
CFD No. 11, Area A, 5.375%, 9/01/34	2,235,000	2,025,871
CFD No. 14, Del Sur, 5.25%, 9/01/36	7,500,000	6,423,225
Rocklin Special Tax, CFD No. 10, Whitney, 5.00%, 9/01/35	7,315,000	5,724,865
Romoland School District Special Tax, CFD No. 1,		
Improvement Area 1, 5.35%, 9/01/28	7,015,000	6,604,552
Improvement Area 1, 5.40%, 9/01/36	6,175,000	5,609,555
Improvement Area 2, 5.35%, 9/01/38	7,900,000	6,368,980
Roseville Special Tax, CFD No. 1, Westpark, 5.25%, 9/01/25	1,550,000	1,427,209
San Buenaventura Revenue, Community Memorial Health System,		
8.00%, 12/01/31	10,000,000	10,460,100
7.50%, 12/01/41	15,000,000	14,873,400
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.00%, 4/01/29	10,000,000	10,304,500
San Francisco City and County RDA Lease Revenue, George R. Moscone Center, zero cpn.,		
7/01/12	4,500,000	4,463,010
7/01/13	4,250,000	4,158,498
7/01/14	2,250,000	2,158,988
San Francisco Uptown Parking Corp. Parking Revenue, Union Square, NATL Insured, 6.00%, 7/01/31	8,920,000	9,110,710

Semiannual Report | 105

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,		
Capital Appreciation, Refunding, Series A, 5.60%, 1/15/16	$ 22,500,000	$ 22,081,500
Capital Appreciation, Refunding, Series A, 5.65%, 1/15/17	20,000,000	19,160,800
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/41	35,256,000	12,635,045
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/42	35,256,000	12,559,950
junior lien, ETM, zero cpn., 1/01/12	30,100,000	30,059,666
junior lien, ETM, zero cpn., 1/01/24	52,700,000	35,126,658
junior lien, ETM, zero cpn., 1/01/25	45,200,000	28,659,964
junior lien, ETM, zero cpn., 1/01/26	131,900,000	79,803,457
junior lien, ETM, zero cpn., 1/01/27	139,100,000	80,043,704
senior lien, 5.00%, 1/01/33	27,970,000	21,139,167
San Jose Special Hotel Tax Revenue, Convention Center Expansion and Renovation Project, 6.50%, 5/01/42	10,000,000	10,458,300
San Mateo UHSD, GO, Capital Appreciation, Election of 2010, Refunding, Series A, zero cpn. to 9/01/28, 6.70% thereafter, 9/01/41	20,000,000	7,410,200
Saugus USD Special Tax, 6.00%, 9/01/33	3,150,000	3,138,534
Seal Beach CFD No. 05-01 Special Tax, Pacific Gateway Business Center, 5.30%, 9/01/36	2,000,000	1,734,140
South Bayside Waste Management Authority Solid Waste Enterprise Revenue, Shoreway Environmental, Series A, 6.00%, 9/01/36	7,740,000	7,660,897
Southern California Public Power Authority Natural Gas Project Revenue, Project No. 1, Series A, 5.25%,		
11/01/25	1,000,000	986,190
11/01/27	9,655,000	9,428,397
Stockton 1915 Act Special Assessment, Limited Obligation, Mosher AD No. 2003-2, 6.30%, 9/02/33	6,000,000	6,098,220
Stockton PFA Lease Revenue, Capital Improvement Projects, Series A,		
6.75%, 9/01/29	15,905,000	16,611,977
7.00%, 9/01/38	12,175,000	12,742,111
Stockton Special Tax, Spanos Park West CFD No. 2001-1, Pre-Refunded, 6.375%, 9/01/32	4,100,000	4,423,818
Tustin CFD No. 06-01 Special Tax, Legacy/Columbus, Series A, 6.00%, 9/01/36	20,000,000	19,544,600
Upland CFD No. 2003-2 Special Tax, San Antonio, Improvement Area 1, Series A, 6.00%, 9/01/34	6,520,000	6,527,172
		1,406,551,135
Colorado 3.9%		
Colorado State Health Facilities Authority Revenue, Hospital, Refunding, Series C, AGMC Insured, 5.25%, 3/01/40	20,000,000	20,242,600
Denver City and County Airport Revenue, Series D, 7.75%, 11/15/13	280,000	301,356
Denver City and County Special Facilities Airport Revenue, United Airlines Project, Refunding, Series A, 5.25%, 10/01/32	27,365,000	22,757,281

106 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Colorado (continued)		
Denver Convention Center Hotel Authority Revenue, senior bond, Refunding, XLCA Insured, 5.00%,		
12/01/30	$ 15,000,000	$ 12,946,950
12/01/35	15,000,000	12,575,400
Denver Health and Hospital Authority Healthcare Revenue, Series A, Pre-Refunded, 6.25%, 12/01/33	4,000,000	4,736,920
E-470 Public Highway Authority Revenue,		
Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 9/01/37	15,720,000	2,439,430
Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 9/01/38	20,000,000	2,873,800
Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 9/01/39	30,000,000	3,990,000
Capital Appreciation, Series A, NATL Insured, zero cpn., 9/01/28	15,000,000	4,692,300
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/29	10,000,000	2,952,000
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/30	17,300,000	4,608,547
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/31	10,000,000	2,432,400
Series A1, NATL Insured, 5.50%, 9/01/24	10,000,000	9,827,100
Series C, 5.375%, 9/01/26	5,000,000	4,760,250
Series C1, NATL Insured, 5.50%, 9/01/24	2,000,000	1,965,420
Eagle County Sports and Housing Facilities Revenue, Vail Associate Project, Refunding, 6.95%, 8/01/19	41,200,000	40,510,724
Public Authority for Colorado Energy Natural Gas Purchase Revenue,		
6.125%, 11/15/23	2,465,000	2,616,080
6.25%, 11/15/28	12,500,000	13,105,625
6.50%, 11/15/38	90,100,000	96,599,814
Regional Transportation District COP, Series A, 5.00%, 6/01/25	13,500,000	14,486,310
Superior Metropolitan District No. 1 Special Revenue, Refunding, AMBAC Insured, 5.00%, 12/01/28	7,640,000	7,595,764
[a,b]Villages Castle Rock Metropolitan District No. 4 Revenue, Refunding, 8.50%, 6/01/31	3,000,000	2,866,740
		291,882,811
Connecticut 1.0%		
Connecticut State Development Authority PCR,		
Connecticut Light and Water, Refunding, Series A, 5.85%, 9/01/28	53,825,000	54,152,794
Western Massachusetts Electric Co., Refunding, Series A, 5.85%, 9/01/28	12,500,000	12,544,250
Connecticut State Development Authority Water Facility Revenue, Bridgeport Hydraulic Co. Project, 6.15%, 4/01/35	3,000,000	3,000,240
Connecticut State Health and Educational Facilities Authority Revenue, St. Mary's Hospital, Refunding, Series E, 5.50%, 7/01/20	5,650,000	5,383,829
		75,081,113
District of Columbia 2.3%		
District of Columbia Ballpark Revenue, Series B-1, NATL RE, FGIC Insured, 5.00%, 2/01/35	18,000,000	16,403,400
District of Columbia Hospital Revenue, Children's Hospital Obligation Group, Assured Guaranty, 5.25%, 7/15/38	11,000,000	11,062,150

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Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
District of Columbia (continued)		
District of Columbia Revenue,		
Capital Appreciation, Georgetown University, Growth and Income Securities, AMBAC Insured, zero cpn. to 3/31/18, 5.00% thereafter, 4/01/36	$ 27,105,000	$ 17,334,461
The Catholic University of America, Refunding, 5.00%, 10/01/34	3,750,000	3,801,112
Center for Strategic and International Studies Inc. Issue, Refunding, 6.375%, 3/01/31	5,200,000	5,328,128
Center for Strategic and International Studies Inc. Issue, Refunding, 6.625%, 3/01/41	5,500,000	5,618,250
Deed Tax, Series A, 5.00%, 6/01/40	13,000,000	12,979,330
Methodist Home Issue, 6.00%, 1/01/29	4,750,000	4,237,665
Methodist Home Issue, Series A, 7.375%, 1/01/30	2,525,000	2,542,625
Methodist Home Issue, Series A, 7.50%, 1/01/39	4,150,000	4,175,854
District of Columbia Tobacco Settlement FICO Revenue,		
Asset-Backed Bonds, Refunding, 6.50%, 5/15/33	22,000,000	22,022,660
Capital Appreciation, Asset-Backed Bonds, Series A, zero cpn., 6/15/46	175,000,000	9,679,250
Capital Appreciation, Asset-Backed Bonds, Series B, zero cpn., 6/15/46	66,000,000	1,891,560
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue, Capital Appreciation, second lien, Series C, Assured Guaranty, zero cpn. to 10/01/16, 6.50% thereafter, 10/01/41	60,000,000	48,619,800
Washington Convention and Sports Authority Dedicated Tax Revenue, senior lien, Convention Center Hotel Project, Series A, 5.00%, 10/01/40	10,000,000	9,614,600
		175,310,845
Florida 5.6%		
Bartram Springs CDD Special Assessment, Refunding, 4.75%, 5/01/34	4,515,000	3,522,106
Brevard County Health Facilities Authority Health Care Facilities Revenue, Health First Inc. Project, 7.00%, 4/01/39	6,500,000	7,117,760
Brooks of Bonita Springs CDD Capital Improvement Revenue, 6.85%, 5/01/31	1,255,000	1,256,506
Capital Region CDD Capital Improvement Revenue, Series A-2, 6.85%, 5/01/31	2,085,000	2,088,169
Championsgate CDD Capital Improvement Revenue, Series A, 6.25%, 5/01/20	1,885,000	1,681,571
Citizens Property Insurance Corp. Revenue, High-Risk Account, senior secured, Series A-1, 6.00%, 6/01/17	25,000,000	28,152,000
Citrus County Hospital Board Revenue, Citrus Memorial Hospital, Refunding, 6.375%, 8/15/32	10,550,000	9,235,259
East Homestead CDD Special Assessment Revenue, 5.45%, 5/01/36	1,425,000	1,191,927
Escambia County Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.50%, 3/01/33	7,975,000	9,866,670
Florida State Board of Education Capital Outlay GO, Public Education, Refunding, Series D, 6.00%, 6/01/23	5,000,000	6,474,400
Halifax Hospital Medical Center Hospital Revenue, Refunding and Improvement, Series A, 5.375%, 6/01/46	18,000,000	16,708,860
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	7,514,585
Hillsborough County IDAR, Refunding, Series B, 5.25%,		
10/01/28	1,500,000	1,478,340
10/01/34	7,250,000	6,754,752
Indian Trace Development District Special Assessment, Isles at Weston Project, 5.50%, 5/01/33	2,630,000	2,242,496

108 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Florida (continued)		
Indigo CDD Capital Improvement Revenue, Refunding,		
Series A, 7.00%, 5/01/31	$ 845,000	$ 721,309
[a]Series C, 7.00%, 5/01/30	4,390,000	3,187,052
Islands at Doral CDD Special Assessment, 6.125%, 5/01/24	1,510,000	1,484,466
Lake Ashton CDD Revenue, Series A, 7.40%, 5/01/32	1,335,000	1,340,620
Lakeland Retirement Community Revenue, first mortgage, Carpenters Estates, Accredited Investors, Refunding,		
5.875%, 1/01/19	1,350,000	1,359,842
6.25%, 1/01/28	1,230,000	1,169,582
6.375%, 1/01/43	2,250,000	2,040,593
Lee County Transportation Facilities Revenue, Sanibel Bridges and Causeway, Series B, CIFG Insured, 5.00%, 10/01/30	11,505,000	11,742,118
Mediterra North CDD Capital Improvement Revenue, Series A, 6.80%, 5/01/31	7,190,000	7,203,949
Mediterra South CDD Capital Improvement Revenue,		
6.85%, 5/01/31	2,170,000	2,174,253
Series B, 6.95%, 5/01/31	6,530,000	6,529,478
Miami-Dade County Aviation Revenue, Miami International Airport, Refunding, Series A, 5.50%, 10/01/41	20,850,000	21,296,815
Miami-Dade County Educational Facilities Authority Revenue, University of Miami, Refunding, Series B, AMBAC Insured, 5.25%, 4/01/27	10,995,000	11,669,543
Miami-Dade County Expressway Authority Toll System Revenue, Series A, 5.00%, 7/01/40	30,270,000	29,967,300
Miami-Dade County School Board COP, Series B, Assured Guaranty, 5.00%, 5/01/33	14,310,000	14,462,401
Midtown Miami Community Development Special Assessment Revenue,		
Series A, 6.25%, 5/01/37	7,500,000	7,203,450
Series B, 6.50%, 5/01/37	3,850,000	3,816,351
Mount Dora Country Club CDD Special Assessment Revenue, 7.75%, 5/01/13	100,000	100,393
North Sumter County Utility Dependent District Utility Revenue, Subordinated,		
6.00%, 10/01/30	3,780,000	3,771,306
6.25%, 10/01/43	6,865,000	6,902,346
Northern Palm Beach County ID Special Assessment, Water Control and Improvement Bonds, Unit of Development No. 46, Series A, 5.35%, 8/01/41	800,000	662,104
Orange County Health Facilities Authority Revenue, Hospital, Adventist Health System Inc., Pre-Refunded, 5.625%, 11/15/32	10,000,000	10,698,700
Orlando-Orange County Expressway Authority Revenue, Series C, 5.00%, 7/01/40	15,000,000	15,158,850
Palm Glades CDD Revenue, Special Assessment, Series A, 5.30%, 5/01/36	1,200,000	796,272
Parklands West CDD Revenue, Special Assessment, Series A, 6.90%, 5/01/32	2,520,000	2,489,659
Pelican Marsh CDD Special Assessment Revenue, Series A,		
7.10%, 5/01/20	2,295,000	2,301,656
7.20%, 5/01/31	5,720,000	5,731,840
Pensacola Airport Revenue, Airport Revenue Bonds, Refunding, 6.00%, 10/01/28	7,000,000	7,289,660
Poinciana CDD Special Assessment, Series A, 7.125%, 5/01/31	9,695,000	9,390,577
Port St. Lucie Utility Revenue, System, Refunding, Series A, NATL Insured, 5.00%, 9/01/29	11,025,000	11,318,155
[a]Portico CDD Capital Improvement Revenue, 5.45%, 5/01/37	2,600,000	1,206,348
[a]Portofino Landings CDD Special Assessment, Series A, 5.40%, 5/01/38	2,705,000	946,750

Semiannual Report | 109

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Florida (continued)		
River Place St. Lucie CDD Special Assessment Revenue, Series A, 7.625%,		
5/01/21	$ 880,000	$ 823,249
5/01/30	1,590,000	1,413,399
Riverwood CDD Special Assessment Revenue, Series A, 7.75%, 5/01/14	280,000	283,158
Somerset County Revenue, Somerset CDD, 5.30%, 5/01/37	7,300,000	4,148,736
South Broward Hospital District Revenue, South Broward Hospital District Obligated Group, Refunding,		
4.75%, 5/01/32	11,235,000	11,219,608
5.00%, 5/01/36	12,500,000	12,647,250
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Group, 5.00%, 8/15/32	15,000,000	15,145,350
South-Dade Venture CDD Special Assessment Revenue, 6.00%, 5/01/24	2,240,000	2,249,251
Stonegate CDD Special Assessment Revenue, 6.00%, 5/01/24	1,835,000	1,802,961
Tara CDD No. 1 Capital Improvement Revenue, Series A, 7.15%, 5/01/31	1,175,000	1,176,622
Venetian CDD Capital Improvement Revenue, Series A, 6.75%, 5/01/34	7,905,000	7,543,346
Verandah East CDD Revenue, Capital Improvement, Series A, 5.40%, 5/01/37	1,875,000	957,638
Verandah West CDD Revenue, Series A, 6.625%, 5/01/33	7,850,000	7,415,031
Village CDD No. 8 Special Assessment Revenue, 6.375%, 5/01/38	9,500,000	9,718,215
Village CDD No. 9 Special Assessment Revenue,		
6.75%, 5/01/31	9,035,000	9,437,600
7.00%, 5/01/41	8,000,000	8,352,480
Village Center CDD Recreational Revenue,		
sub. bond, Series B, 6.25%, 1/01/13	1,790,000	1,800,722
Sub Series B, 8.25%, 1/01/17	1,265,000	1,267,694
Sub Series C, 7.375%, 1/01/19	1,845,000	1,852,048
Waterlefe CDD Capital Improvement Revenue, Series A, 6.95%, 5/01/31	1,040,000	1,041,591
Waters Edge CDD Capital Improvement Revenue, 5.30%, 5/01/36	1,700,000	1,334,534
Westchase East CDD Capital Improvement Revenue, 7.10%, 5/01/21	1,030,000	1,029,928
Winter Garden Village at Fowler Groves CDD Special Tax, 5.65%, 5/01/37	1,900,000	1,764,169
		415,843,719
Georgia 3.2%		
Atlanta Airport Revenue, General, Series A, 5.00%, 1/01/40	10,000,000	10,006,000
Atlanta Tax Allocation, Princeton Lakes Project, 5.50%, 1/01/31	1,035,000	987,556
Atlanta Water and Wastewater Revenue, Refunding,		
Series A, 6.25%, 11/01/34	30,000,000	33,461,100
Series B, AGMC Insured, 5.25%, 11/01/34	30,000,000	30,920,400
Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.375%, 12/01/28	1,470,000	1,201,681
Burke County Development Authority PCR, Oglethorpe Power Corp., Vogtle Project,		
Series C, 5.70%, 1/01/43	55,000,000	55,605,000
Series E, 7.00%, 1/01/23	25,000,000	28,773,250
Floyd County Development Authority Environmental Improvement Revenue, Temple-Inland Inc., Refunding, 5.70%, 12/01/15	1,575,000	1,606,594
Forsyth County Hospital Authority Revenue, Anticipation Certificate, Georgia Baptist Health Care System Project, ETM,		
6.25%, 10/01/18	5,070,000	6,027,114
6.375%, 10/01/28	8,000,000	10,596,640

110 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Georgia (continued)		
Fulton County Residential Care Revenue, Lenbrook Project, Series A, 5.00%, 7/01/27	$ 5,000,000	$ 3,776,800
Gainesville RDA Educational Facilities Revenue, Riverside Military Academy, Refunding, 5.125%, 3/01/37	6,500,000	4,935,450
Henry County Hospital Authority Revenue, Henry Medical Center Inc. Project, Refunding, NATL Insured, 5.00%, 7/01/34	15,000,000	15,056,250
Main Street Natural Gas Inc. Gas Project Revenue, Series A, 5.50%,		
9/15/25	5,000,000	5,014,450
9/15/27	4,000,000	3,924,840
9/15/28	10,000,000	9,667,500
McDuffie County Development Authority Waste Disposal Revenue, Temple-Inland Forest Products, 6.95%, 12/01/23	5,120,000	5,134,029
Richmond County Development Authority Environmental Improvement Revenue, International Paper Co. Project, Series A, 6.25%, 11/01/33	7,000,000	7,303,240
Savannah EDA Revenue, Recovery Zone Facility, International Paper Co. Project, Series A, 6.25%, 11/01/33	4,865,000	5,075,752
		239,073,646
Hawaii 0.1%		
Hawaii State Department of Budget and Finance Special Purpose Revenue, Hawaiian Electric Co. and Subsidiary, 6.50%, 7/01/39	7,500,000	7,985,400
Idaho 0.7%		
Idaho Health Facilities Authority Revenue, St. Luke's Health System Project, Series A, 6.75%, 11/01/37	12,500,000	13,581,750
Idaho State Housing and Finance Assn. EDR, TDF Facility Project, Recovery Zone Facilities, Series A, 7.00%, 2/01/36	13,305,000	13,477,167
Nez Perce County PCR,		
Potlatch 84, 7.00%, 12/01/14	5,000,000	5,309,750
Potlatch Corp. Project, Refunding, 6.00%, 10/01/24	22,500,000	22,500,900
		54,869,567
Illinois 6.0%		
Antioch Village Special Service Area No. 1 Special Tax, Deercrest Project, 6.625%, 3/01/33	3,218,000	2,563,137
Bolingbrook Special Service Area No. 1 Special Tax, Augusta Village Project, Pre-Refunded,		
6.25%, 3/01/32	3,496,000	3,656,641
6.75%, 3/01/32	5,046,000	5,275,290
Bourbonnais Industrial Project Revenue, Olivet Nazarene University Project, 5.50%, 11/01/40	3,570,000	3,498,600
Bryant PCR, Central Illinois Light Co. Project, Refunding, NATL Insured, 5.90%, 8/01/23	11,000,000	11,028,930
Cary Special Tax, Refunding, Radian Insured, 5.00%, 3/01/30	3,035,000	2,704,944
Chicago Board of Education GO, Refunding, 5.00%, 12/01/31	12,500,000	12,721,125
Chicago GO, Refunding, Series A, AGMC Insured, 5.00%, 1/01/27	34,105,000	34,942,278
Chicago O'Hare International Airport Revenue,		
5.00%, 1/01/40	20,430,000	19,709,025
General Airport Third Lien, Series A, NATL RE, FGIC Insured, 5.00%, 1/01/33	15,000,000	15,045,150
Passenger Facility, Series B, 5.00%, 1/01/35	12,555,000	12,233,592
Refunding, Series A, AGMC Insured, 5.00%, 1/01/38	16,500,000	16,605,435

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Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Illinois (continued)		
Cook County GO, Refunding,		
Series A, 5.25%, 11/15/33	$ 8,720,000	$ 9,127,050
Series G, 5.00%, 11/15/28	50,000,000	52,748,000
Hampshire Special Service Area No. 14 Special Tax, Lakewood Crossing Subdivision, 5.95%, 3/01/36	7,785,000	5,122,919
Illinois Finance Authority Revenue,		
Institute Technology, 6.50%, 2/01/23	1,000,000	942,390
Institute Technology, 7.125%, 2/01/34	1,500,000	1,463,040
Lutheran Hillside Village, Refunding, 5.25%, 2/01/37	7,500,000	6,559,425
Navistar International, Recovery Zone Facility, 6.50%, 10/15/40	8,500,000	8,534,000
Resurrection Health Care, Series A, AGMC Insured, 5.25%, 5/15/29	15,500,000	15,672,980
Riverside Health System, 6.25%, 11/15/35	5,000,000	5,237,450
Roosevelt University Project, Refunding, 6.50%, 4/01/39	15,000,000	15,707,550
Rush University Medical Center Obligation Group, Series B, 7.25%, 11/01/38	10,000,000	10,991,400
Sherman Health System, Series A, 5.50%, 8/01/37	17,240,000	15,529,102
Illinois Finance Authority Water Facility Revenue, American Water Capital Corp. Project, 5.25%,		
10/01/39	6,050,000	5,859,909
5/01/40	7,000,000	6,738,760
Illinois Health Facilities Authority Revenue, Thorek Hospital and Medical Center, Refunding, 5.375%, 8/15/28	8,595,000	8,440,118
Illinois State Development Finance Authority PCR, Ameren Corp. and Central Illinois Public Service Co., Refunding, Series A, 5.50%, 3/01/14	3,515,000	3,523,823
Illinois State Finance Authority Student Housing Revenue,		
CHF-DeKalb II LLC, Northern Illinois University Project, 6.875%, 10/01/43	15,000,000	15,288,000
Normal LLC, Illinois State University, 7.00%, 4/01/43	7,500,000	7,823,325
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue, McCormick Place Expansion Project, Series A, 5.50%, 6/15/50	10,475,000	10,700,631
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place Convention Center, ETM, 7.00%, 7/01/26	7,500,000	10,543,050
Minooka Special Assessment, Improvement, Prairie Ridge Project, 6.875%, 3/01/33	3,000,000	2,556,120
Otter Creek Water Reclamation District Kane County GO, Separate Waterworks and Sewage System, Refunding, XLCA Insured, 5.00%, 1/01/39	4,500,000	4,479,750
Plano Special Service Area No. 2 Special Tax, Lakewood Springs Project, Series B, 6.375%, 3/01/34	7,751,000	7,181,457
Railsplitter Tobacco Settlement Authority Revenue,		
6.25%, 6/01/24	6,000,000	6,225,240
Refunding, 6.00%, 6/01/28	24,650,000	25,268,222
Southwestern Development Authority Revenue, Anderson Hospital, 5.625%, 8/15/29	2,425,000	2,305,375
University of Illinois University Revenues, Auxiliary Facilities System, Refunding, NATL Insured, 5.00%, 4/01/32	22,430,000	22,785,964
Wauconda Special Service Area No. 1 Special Tax, Liberty Lakes Project,		
6.00%, 3/01/33	4,415,000	3,853,103
6.625%, 3/01/33	5,174,000	4,867,182

112 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Illinois (continued)		
Yorkville United City Special Service Area Special Tax,		
No. 2003-101, Windett Ridge Project, 6.875%, 3/01/33	$ 3,393,000	$ 2,496,094
No. 2004-104, MPI Grande Reserve Project, 6.375%, 3/01/34	4,219,000	3,136,869
No. 2005-108, Autumn Creek Project, 6.00%, 3/01/36	4,852,000	3,618,622
		445,311,067
Indiana 1.1%		
Delaware County Hospital Authority Hospital Revenue, Cardinal Health System, 5.25%, 8/01/36	5,000,000	4,366,800
Goshen Industrial Revenue, Greencroft Hospital Assn. Inc., Refunding, 5.75%,		
8/15/19	3,000,000	2,856,630
8/15/28	5,000,000	4,283,500
Indiana Health and Educational Facility Financing Authority Hospital Revenue, 5.50%, 3/01/37	8,000,000	7,570,720
Indiana Health and Educational Facility Financing Authority Revenue, Baptist Homes of Indiana, Refunding, 5.25%, 11/15/35	12,000,000	11,072,880
Indiana Health Facility Financing Authority Hospital Revenue,		
6.25%, 3/01/25	5,900,000	6,083,490
6.00%, 3/01/34	12,000,000	12,211,680
Community Foundation Northwest Indiana, Refunding, Series A, 6.375%, 8/01/31	11,740,000	11,831,572
Indiana Municipal Power Agency Power Supply System Revenue, Indiana Municipal Power Agency, Series B, 6.00%, 1/01/39	4,000,000	4,323,760
Jasper County PCR, Northern Indiana Public Service Co., Refunding, Series C, NATL Insured,		
5.60%, 11/01/16	10,000,000	11,156,500
5.85%, 4/01/19	5,000,000	5,581,550
		81,339,082
Iowa 0.1%		
Iowa Higher Education Loan Authority Revenue, Private College Facility, Upper Iowa University Project, Refunding, 6.00%, 9/01/39	11,000,000	10,940,820
Kansas 0.1%		
Kansas State Development Finance Authority Hospital Revenue, Adventist Health, Refunding, 5.75%, 11/15/38	6,250,000	6,665,188
Kentucky 1.5%		
Kentucky Economic Development Finance Authority Health System Revenue, Norton Healthcare Inc.,		
Refunding, Series C, NATL Insured, 6.10%, 10/01/22	10,650,000	11,179,092
Refunding, Series C, NATL Insured, 6.15%, 10/01/27	3,995,000	4,137,701
Series C, NATL Insured, Pre-Refunded, 6.10%, 10/01/22	5,325,000	5,995,577
Series C, NATL Insured, Pre-Refunded, 6.15%, 10/01/27	6,005,000	6,767,395
Kentucky Economic Development Finance Authority Hospital Facilities Revenue, Owensboro Medical Health System, Refunding, Series A, 6.50%, 3/01/45	18,330,000	18,781,285
Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian Regional Health Center Facility, Refunding and Improvement, 5.875%, 10/01/22	10,825,000	9,896,865
Kentucky Economic Development Finance Authority Louisville Arena Project Revenue, Louisville Arena, Sub Series A-1, Assured Guaranty, 6.00%, 12/01/42	5,000,000	5,279,600

Semiannual Report | 113

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Kentucky (continued)		
Louisville and Jefferson County Metropolitan Government College Revenue, Improvement, Bellarmie University Inc. Project,		
5.625%, 5/01/29	$ 5,555,000	$ 5,650,768
6.125%, 5/01/39	5,000,000	5,149,700
Louisville and Jefferson County Metropolitan Government Health Facilities Revenue, Jewish Hospital and St. Mary's HealthCare Inc. Project, Refunding, 6.125%, 2/01/37	11,500,000	11,611,090
Ohio County PCR, Big Rivers Electric Corp. Project, Refunding, Series A, 6.00%, 7/15/31	7,500,000	7,701,375
Owen County Waterworks System Revenue, American Water Co. Project, Series A,		
6.25%, 6/01/39	8,000,000	8,332,240
5.375%, 6/01/40	10,000,000	9,749,200
		110,231,888
Louisiana 4.3%		
Beauregard Parish Revenue, Boise Cascade Corp. Project, Refunding, 6.80%, 2/01/27	13,990,000	12,887,728
Calcasieu Parish Inc. IDB, PCR, Gulf States Utilities Co. Project, Refunding, 6.75%, 10/01/12	2,665,000	2,673,954
Louisiana Local Government Environmental Facilities and CDA Revenue, Westlake Chemical Corp. Projects,		
Series A, 6.50%, 8/01/29	9,000,000	9,262,530
Series A-2, 6.50%, 11/01/35	8,000,000	8,153,680
Louisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries of Our Lady Health System Project, 6.75%, 7/01/39	10,000,000	10,864,100
Louisiana Public Facilities Authority Revenue,		
Energy LLC Project, Refunding, 5.00%, 6/01/30	8,500,000	8,757,550
Entergy Gulf States Louisiana, Refunding, Series A, 5.00%, 9/01/28	25,000,000	25,360,250
FHA Insured Mortgage, Baton Rouge General Medical Center Project, NATL Insured, 5.25%, 7/01/33	20,000,000	20,349,400
Ochsner Clinic Foundation Project, 6.50%, 5/15/37	5,000,000	5,290,350
Ochsner Clinic Foundation Project, 6.75%, 5/15/41	15,500,000	16,530,905
Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/38	10,000,000	9,244,200
Ochsner Clinic Foundation Project, Series B, 5.50%, 5/15/47	10,000,000	9,294,400
Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series B, AMBAC Insured, 5.00%, 6/01/22	10,000,000	10,041,100
Louisiana State Gasoline and Fuels Tax Revenue, second lien, Series B, 5.00%, 5/01/45	26,340,000	27,407,824
Louisiana State Local Government Environmental Facilities and CDA Revenue, Westlake Chemical Corp. Projects, 6.75%, 11/01/32	41,250,000	42,327,863
New Orleans GO,		
Limited Tax, NATL Insured, 5.00%, 3/01/21	5,000,000	5,081,400
Public Improvement, Series A, Radian Insured, 5.25%, 12/01/36	13,480,000	13,256,636
Pointe Coupee Parish PCR, Gulf States Utilities Co. Project, Refunding, 6.70%, 3/01/13	2,425,000	2,433,075
Rapides Finance Authority Revenue, Cleco Power LLC Project, Mandatory Put 10/01/11, 6.00%, 10/01/38	4,750,000	4,762,968
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37	79,225,000	75,257,412
		319,237,325

114 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Maine 0.2%		
Maine Health and Higher Educational Facilities Authority Revenue, MaineGeneral Medical Center Issue,		
6.75%, 7/01/36	$ 4,250,000	$ 4,276,690
7.00%, 7/01/41	10,000,000	10,204,800
Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.625%, 7/01/20	4,800,000	4,633,536
		19,115,026
Maryland 0.7%		
Harford County Special Obligation Tax Allocation, Beachtree Estates Project, 7.50%, 7/01/40	7,000,000	7,163,520
Maryland State Community Development Administration Development Housing and CDR, Housing, Series A, 5.875%, 7/01/16	945,000	945,633
Maryland State EDC Port Facilities Revenue, CNX MarineTerminals Inc., Refunding, 5.75%, 9/01/25	8,600,000	8,502,390
Maryland State EDC Revenue, Chesapeake Bay Conference Center Project, senior lien, Refunding,		
Series A, 4.75%, 12/01/11	355,000	352,973
Series A, 5.00%, 12/01/16	3,000,000	2,513,580
Series A, 5.00%, 12/01/31	10,000,000	6,663,600
Series B, 5.00%, 12/01/16	600,000	502,716
Series B, 5.25%, 12/01/31	2,000,000	1,331,620
Maryland State EDC, EDR, 5.75%, 6/01/35	13,070,000	12,885,582
Maryland State Health and Higher Educational Facilities Authority Revenue,		
Anne Arundel Health System, Series A, 6.75%, 7/01/39	3,000,000	3,340,170
Edenwald, Series A, 5.40%, 1/01/37	1,200,000	1,014,780
Washington County Hospital, 6.00%, 1/01/43	6,000,000	5,999,400
		51,215,964
Massachusetts 1.0%		
Massachusetts Bay Transportation Authority Revenue, General Transportation System, Series A,		
7.00%, 3/01/21	1,070,000	1,292,539
ETM, 7.00%, 3/01/21	930,000	1,134,172
Massachusetts State Development Finance Agency Revenue,		
Berkshire Retirement Project, first mortgage, 5.60%, 7/01/19	870,000	870,087
Berkshire Retirement Project, first mortgage, 5.625%, 7/01/29	1,620,000	1,538,611
Curry College, Series A, ACA Insured, 5.00%, 3/01/36	2,000,000	1,806,640
Loomis Community Project, first mortgage, Refunding, Series A, 5.625%, 7/01/15	1,140,000	1,140,240
Loomis Community Project, first mortgage, Refunding, Series A, 5.75%, 7/01/23	3,500,000	3,423,455
Massachusetts State Development Finance Agency Solid Waste Disposal Revenue, Mandatory Put 5/01/19, Refunding, 5.75%, 12/01/42	3,700,000	4,046,468
Massachusetts State Health and Educational Facilities Authority Revenue, St. Memorial Medical Center, Refunding, Series A, 6.00%, 10/01/23	5,315,000	4,681,080
Massachusetts State Port Authority Special Facilities Revenue, ConRAC Project, Series A, 5.125%, 7/01/41	10,340,000	10,470,594
Massachusetts State Special Obligation Dedicated Tax Revenue, Refunding, NATL RE, FGIC Insured, 5.50%, 1/01/34	40,000,000	43,575,600
		73,979,486

Semiannual Report | 115

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Michigan 4.5%		
Delta County EDC Environmental Improvement Revenue, Mead Escanaba Paper, Series A, Pre-Refunded, 6.25%, 4/15/27	$ 10,500,000	$ 10,884,615
Detroit City School District GO, School Building and Site Improvement, Series A, AGMC Insured, 6.00%, 5/01/29	15,900,000	17,005,845
Detroit GO, Distribution State Aid, 5.25%, 11/01/35	23,000,000	23,930,810
Detroit Sewer Disposal System Revenue, second lien,		
Series A, NATL Insured, 5.00%, 7/01/35	25,750,000	24,310,832
Series B, Assured Guaranty, 5.00%, 7/01/36	10,000,000	9,429,800
Series B, NATL Insured, 5.00%, 7/01/36	3,000,000	2,828,940
Series B, NATL RE, FGIC Insured, 5.50%, 7/01/29	5,000,000	5,225,900
Detroit Water Supply System Revenue,		
Refunding, Series D, NATL Insured, 5.00%, 7/01/33	20,430,000	20,498,032
second lien, Refunding, Series C, AGMC Insured, 5.00%, 7/01/33	11,000,000	10,770,320
Ecorse City GO, Financial Recovery, Dedicated Tax, 6.50%, 11/01/35	5,215,000	5,287,906
Garden City Hospital Finance Authority Hospital Revenue, Garden City Hospital Obligated Group, Refunding, Series A,		
5.75%, 9/01/17	530,000	530,005
5.00%, 8/15/38	5,250,000	3,717,368
Michigan State Building Authority Revenue,		
Facilities Program, Refunding, Series I, 6.00%, 10/15/38	6,000,000	6,399,180
Facilities Program, Refunding, Series I, AMBAC Insured, 5.00%, 10/15/33	13,495,000	13,618,884
Facilities Program, Refunding, Series II, NATL Insured, 5.00%, 10/15/29	16,585,000	16,795,795
Facilities Program, Refunding, Series II-A, 5.375%, 10/15/41	10,000,000	10,334,300
Refunding, Series IA, NATL RE, FGIC Insured, 5.00%, 10/15/31	9,500,000	9,631,955
Michigan State Hospital Finance Authority Revenue,		
Marquette, 5.00%, 5/15/34	6,000,000	5,115,780
Memorial Healthcare Center, Refunding, 5.75%, 11/15/15	1,000,000	1,007,780
Mercy Health Services, Series Q, AMBAC Insured, ETM, 5.75%, 8/15/16	6,210,000	6,229,499
Mid-Michigan Obligation Group, Series A, 6.125%, 6/01/34	4,065,000	4,246,340
Oakwood Obligated Group, Refunding, Series A, 5.00%, 7/15/37	3,680,000	3,352,517
Michigan State Strategic Fund Limited Obligation Revenue,		
The Detroit Edison Co., Refunding, Series A, NATL Insured, 5.55%, 9/01/29	1,015,000	1,015,000
The Detroit Edison Co. Pollution Control Project, Refunding, Series C, 5.45%, 9/01/29	11,000,000	11,019,800
The Detroit Edison Co. Pollution Control Project, Refunding, Series C, XLCA Insured, 5.65%, 9/01/29	10,000,000	10,000,000
Dow Chemical, Mandatory Put 6/02/14, Refunding, Series A-1, 6.75%, 12/01/28	2,800,000	3,086,384
Dow Chemical, Refunding, Series B-2, 6.25%, 6/01/14	20,050,000	22,193,947
Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset, Senior Series A, 6.00%,		
6/01/34	13,675,000	10,322,984
6/01/48	10,000,000	7,055,100
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital, Refunding,		
8.25%, 9/01/39	20,000,000	23,255,200
Series W, 6.00%, 8/01/39	33,120,000	33,954,624
Tawas City Hospital Finance Authority Revenue, Tawas St. Joseph's Hospital Project, Series A, ETM, 5.60%, 2/15/13	470,000	471,551
		333,526,993

116 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Minnesota 0.6%		
Hubbard County Solid Waste Disposal Revenue, Potlatch Corp. Project, 7.25%, 8/01/14	$ 9,000,000	$ 9,527,850
Mahtomedi Senior Housing Revenue, St. Andrews Village Project, Refunding, 5.75%, 12/01/40	5,000,000	4,319,750
Minneapolis Health Care Facility Revenue, Augustana Chapel View Homes, Series D, 5.875%, 6/01/35	5,075,000	3,827,667
Minneapolis Health Care System Revenue, Fairview Health Services, Series A,		
6.625%, 11/15/28	11,000,000	12,186,680
6.75%, 11/15/32	6,250,000	6,863,750
Minnesota Agricultural and Economic Development Board Revenue, Health Care System, Refunding, Series A, 6.375%, 11/15/29	175,000	175,376
Minnesota State HFAR, Rental Housing, Refunding, Series D, NATL Insured, 5.95%, 2/01/18	225,000	225,108
St. Paul Housing and RDA Hospital Revenue, Healtheast Project, 6.00%, 11/15/35	10,000,000	9,713,400
		46,839,581
Mississippi 1.2%		
Claiborne County PCR, Systems Energy Resources Inc. Project, Refunding, 6.20%, 2/01/26	33,300,000	33,300,999
Lowndes County Solid Waste Disposal and PCR, Weyerhaeuser Co. Project, Refunding, Series B, 6.70%, 4/01/22	18,875,000	20,310,444
Warren County Gulf Opportunity Zone Revenue, International Paper Co. Project, Series A,		
5.50%, 9/01/31	20,000,000	19,713,800
6.50%, 9/01/32	10,000,000	10,814,100
5.80%, 5/01/34	7,000,000	7,060,970
		91,200,313
Missouri 0.4%		
Lake of the Ozarks Community Board Corp. Bridge System Revenue, Refunding, 5.25%, 12/01/20	8,350,000	7,048,652
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan 2 Project, Series A, 6.00%, 1/01/39	11,000,000	11,784,740
St. Louis Airport Revenue, Lambert, St. Louis International Airport, Series A-1,		
6.25%, 7/01/29	7,000,000	7,420,560
6.625%, 7/01/34	3,000,000	3,182,520
West Plains IDA Hospital Revenue, Ozarks Medical Center,		
6.30%, 11/15/11	165,000	165,518
6.75%, 11/15/24	3,045,000	2,978,162
Refunding, 5.50%, 11/15/12	210,000	210,559
		32,790,711
Nevada 1.0%		
Clark County ID Special Assessment,		
Local ID No. 128, The Summerlin Centre, Series A, 5.00%, 2/01/26	1,320,000	972,074
Local ID No. 128, The Summerlin Centre, Series A, 5.05%, 2/01/31	1,035,000	717,866
Local ID No. 132, Summerlin South Area, Villages 15A and 18, 6.875%, 2/01/21	3,525,000	3,518,655
Local ID No. 142, Mountains Edge, 6.375%, 8/01/23	3,940,000	3,991,693
Local ID No. 151, Summerlin-Mesa, 5.00%, 8/01/20	750,000	595,507
Local ID No. 151, Summerlin-Mesa, 5.00%, 8/01/25	2,370,000	1,689,976

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Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Nevada (continued)		
Clark County IDR, Southwest Gas Corp. Project, Series D, AMBAC Insured, 5.55%, 12/01/38	$ 7,260,000	$ 7,277,860
Henderson Health Care Facility Revenue, Catholic Healthcare West, Series A, 5.625%, 7/01/24	7,000,000	7,264,040
Henderson Local ID Special Assessment,		
No. T-4C, Green Valley, Refunding, Series A, 5.90%, 11/01/18	3,020,000	3,020,906
No. T-12, Series A, 7.375%, 8/01/18	25,550,000	22,902,509
No. T-16, 4.90%, 3/01/16	1,355,000	821,130
No. T-16, 5.00%, 3/01/18	965,000	568,993
No. T-16, 5.00%, 3/01/19	960,000	564,538
No. T-16, 5.10%, 3/01/22	1,445,000	831,323
No. T-16, 5.125%, 3/01/25	1,530,000	862,874
No. T-17, 5.00%, 9/01/15	705,000	704,739
No. T-17, 5.00%, 9/01/16	725,000	715,263
No. T-17, 5.00%, 9/01/25	1,350,000	1,190,700
Las Vegas Local Improvement Bonds Special Assessment, Special ID No. 607, 6.25%, 6/01/24	4,795,000	4,460,165
Las Vegas Special Assessment, ID No. 505, Elkhorn Springs, 8.00%, 9/15/13	1,185,000	1,210,549
Overton Power District No. 5 Special Obligation Revenue, 8.00%, 12/01/38	7,500,000	8,717,700
		72,599,060
New Hampshire 0.2%		
New Hampshire Higher Educational and Health Facilities Authority Revenue, Hillcrest Terrace, 7.50%, 7/01/24	13,350,000	13,026,930
New Hampshire State Business Finance Authority Revenue, Elliot Hospital Obligation Group, Series A, 6.125%, 10/01/39	5,000,000	4,840,500
		17,867,430
New Jersey 3.7%		
Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding, Series A, 5.75%, 1/01/40	5,000,000	5,458,400
New Jersey EDA Lease Revenue, International Center for Public Health Project, University of Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32	9,965,000	9,969,783
New Jersey EDA Revenue,		
Cigarette Tax, 5.50%, 6/15/24	23,000,000	22,421,550
Cigarette Tax, 5.50%, 6/15/31	6,500,000	5,977,920
Cigarette Tax, 5.75%, 6/15/34	10,000,000	9,292,900
first mortgage, Keswick Pines, Refunding, 5.75%, 1/01/24	1,525,000	1,324,813
first mortgage, Presbyterian, Series A, 6.25%, 11/01/20	7,635,000	7,202,706
Montclair State University, Provident Group, Montclair Properties LLC, Series A, 5.875%, 6/01/42	5,000,000	4,988,850
New Jersey EDA Special Facility Revenue, Continental Airlines Inc. Project,		
6.625%, 9/15/12	25,525,000	25,819,558
6.25%, 9/15/19	32,000,000	31,407,360
6.40%, 9/15/23	33,000,000	31,900,440

118 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
New Jersey (continued)		
New Jersey Health Care Facilities Financing Authority Revenue,		
Capital Appreciation, St. Barnabas Health Care System, Refunding, Series B, zero cpn., 7/01/33	$ 57,680,000	$ 13,579,026
Capital Appreciation, St. Barnabas Health Care System, Refunding, Series B, zero cpn., 7/01/34	52,330,000	11,452,944
South Jersey Hospital, 5.00%, 7/01/46	6,000,000	5,660,460
St. Joseph's Healthcare System, 6.625%, 7/01/38	25,000,000	24,490,750
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System, Series A,		
6.00%, 12/15/38	35,705,000	39,459,738
Pre-Refunded, 6.00%, 12/15/38	19,295,000	25,180,168
		275,587,366
New Mexico 1.9%		
Farmington PCR, Public Service Co. of New Mexico, San Juan Project, Refunding,		
Series B, 5.90%, 6/01/40	58,000,000	58,071,920
Series C, 5.90%, 6/01/40	18,435,000	18,457,859
Series D, 5.90%, 6/01/40	53,520,000	53,586,365
New Mexico State Hospital Equipment Loan Council Hospital Revenue, St. Vincent Hospital, Series A, Radian Insured, Pre-Refunded,		
5.25%, 7/01/30	4,360,000	5,100,938
5.00%, 7/01/35	3,470,000	4,027,074
		139,244,156
New York 4.8%		
Long Island Power Authority Electric System Revenue, General, Refunding, Series A, 6.00%, 5/01/33	12,500,000	13,941,500
MAC for City of Troy Revenue, Capital Appreciation, Series C, NATL Insured, zero cpn.,		
7/15/21	428,010	304,315
1/15/22	649,658	448,017
MTA Revenue, Transportation,		
Refunding, Series D, 5.25%, 11/15/40	10,000,000	10,345,600
Series A, 5.00%, 11/15/41	15,500,000	15,821,625
Series F, 5.00%, 11/15/30	7,000,000	7,166,810
New York City GO,		
Refunding, Series H, 6.25%, 8/01/15	20,000	20,083
Refunding, Series H, 6.125%, 8/01/25	10,000	10,032
Refunding, Series J, 6.00%, 8/01/21	5,000	5,017
Series B, 7.00%, 2/01/18	115,000	115,533
Series D, 7.625%, 2/01/14	5,000	5,025
Series F, 7.50%, 2/01/21	85,000	85,382
Series G, 7.50%, 2/01/22	10,000	10,044
New York City IDA Civic Facility Revenue,		
Amboy Properties Corp. Project, Refunding, 6.75%, 6/01/20	5,370,000	5,003,873
Series C, 6.80%, 6/01/28	5,000,000	5,164,050
Staten Island University Hospital Project, Series C, 6.45%, 7/01/32	1,395,000	1,414,307

Semiannual Report | 119

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
New York (continued)		
New York City IDA Special Facility Revenue,		
American Airlines Inc., JFK International Airport Project, 7.625%, 8/01/25	$ 31,860,000	$ 31,708,347
American Airlines Inc., JFK International Airport Project, 7.75%, 8/01/31	15,000,000	15,006,150
American Airlines Inc., JFK International Airport Project, Series A, 8.00%, 8/01/12	30,000,000	30,798,600
British Airways PLC Project, 7.625%, 12/01/32	15,550,000	15,771,121
New York City IDAR,		
Liberty, 7 World Trade Center Project, Series A, 6.25%, 3/01/15	45,000,000	45,332,550
Liberty, 7 World Trade Center Project, Series A, 6.50%, 3/01/35	50,000,000	50,213,500
Liberty, 7 World Trade Center Project, Series B, 6.75%, 3/01/15	5,000,000	5,048,850
Queens Baseball Stadium, Pilot, AMBAC Insured, 5.00%, 1/01/31	5,000,000	4,421,750
New York City Municipal Water Finance Authority Water and Sewer System Revenue, Series E, 5.00%, 6/15/34	10,000,000	10,169,100
New York Liberty Development Corp. Liberty Revenue, Second Priority, Bank of America Tower at One Bryant Park Project, Class 3, Refunding, 6.375%, 7/15/49	18,500,000	19,369,685
New York State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center,		
6.125%, 12/01/29	16,000,000	15,954,720
6.25%, 12/01/37	30,000,000	29,168,100
Port Authority of New York and New Jersey Special Obligation Revenue, Continental Airlines Inc., Eastern Project, La Guardia, 9.125%, 12/01/15	21,695,000	21,802,390
Utica IDA Civic Facility Revenue, Utica College Civic Facility,		
6.75%, 12/01/21	1,250,000	1,278,000
6.85%, 12/01/31	2,000,000	2,011,600
		357,915,676
North Carolina 0.4%		
Albemarle Hospital Authority Health Care Facilities Revenue, Refunding, 5.25%, 10/01/27	4,500,000	3,847,815
Columbus County Industrial Facilities and PCFA Revenue, International Paper Co. Projects,		
Recovery Zone Facility Bonds, Series B, 6.25%, 11/01/33	4,000,000	4,173,280
Series A, 6.25%, 11/01/33	1,300,000	1,356,316
North Carolina HFAR, SF, Series II, FHA Insured, 6.20%,		
3/01/16	710,000	737,953
9/01/17	525,000	525,094
North Carolina Medical Care Commission Health Care Facilities Revenue, Pennybyrn at Maryfield, Series A,		
5.75%, 10/01/23	3,625,000	3,121,596
6.00%, 10/01/23	2,500,000	2,198,225
5.65%, 10/01/25	2,000,000	1,648,340
North Carolina Medical Care Commission Retirement Facilities Revenue, first mortgage, United Methodist, Refunding, Series C,		
5.25%, 10/01/24	920,000	881,351
5.50%, 10/01/32	1,600,000	1,448,288
North Carolina Medical Care Commission Revenue, Series A, 6.125%, 10/01/35	9,250,000	7,560,765
		27,499,023

120 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
North Dakota 0.1%		
Ward County Health Care Facilities Revenue, Trinity Obligated Group, 5.125%,		
7/01/25	$ 1,750,000	$ 1,716,768
7/01/29	2,500,000	2,340,225
		4,056,993
Ohio 1.5%		
Bowling Green Student Housing Revenue, CFP I LLC, State University Project, 6.00%, 6/01/45	12,500,000	12,061,250
Buckeye Tobacco Settlement Financing Authority Revenue, Asset-Backed,		
Senior Capital Appreciation Turbo Term Bond, Series A-3, zero cpn. to 12/01/12, 6.25% thereafter, 6/01/37	15,000,000	10,392,000
Senior Current Interest Turbo Term Bond, Series A-2, 5.875%, 6/01/30	22,500,000	17,008,650
Senior Current Interest Turbo Term Bond, Series A-2, 5.75%, 6/01/34	11,250,000	8,148,263
Butler County Hospital Facilities Revenue, UC Health, 5.50%, 11/01/40	10,000,000	9,110,400
Franklin County Health Care Facilities Revenue, Presbyterian Retirement Services, Refunding, 5.50%,		
7/01/17	3,100,000	3,102,511
7/01/21	950,000	950,133
Hamilton County Healthcare Revenue, Life Enriching Communities Project, Series A,		
6.50%, 1/01/41	4,970,000	4,993,508
6.625%, 1/01/46	2,500,000	2,516,075
Little Miami Local School District GO, School Improvement, Refunding, 6.875%, 12/01/34	5,945,000	6,265,376
Miami County Hospital Facilities Revenue, Refunding and Improvement, Upper Valley Medical Center, 5.25%, 5/15/26	2,750,000	2,746,975
Ohio State Air Quality Development Authority Revenue, Environmental Improvement, Buckeye Power Inc. Project, 6.00%, 12/01/40	15,000,000	15,679,650
Scioto County Hospital Revenue, Southern Ohio Medical Center, Refunding, 5.75%, 2/15/38	17,000,000	17,172,210
Toledo Lucas County Port Authority Airport Revenue, Bax Global Project, Refunding, Series 1, 6.25%, 11/01/13	1,900,000	1,943,301
		112,090,302
Oklahoma 0.1%		
Oklahoma Development Finance Authority Revenue, Comanche County Hospital Project, Series B, 6.60%, 7/01/31	5,000,000	5,053,000
Tulsa Industrial Authority Revenue, Refunding, NATL Insured, 5.00%, 10/01/31	5,325,000	5,475,911
		10,528,911
Oregon 0.1%		
Oregon Health and Science University Revenue, Series A, 5.75%, 7/01/39	5,000,000	5,387,300
Pennsylvania 3.2%		
Allegheny County Higher Education Building Authority University Revenue, Carlow University Project, Refunding,		
6.75%, 11/01/31	1,215,000	1,251,742
7.00%, 11/01/40	2,000,000	2,059,760

Semiannual Report | 121

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Pennsylvania (continued)		
Allegheny County Hospital Development Authority Revenue, West Pennsylvania Allegheny Health System, Refunding,		
5.00%, 11/15/28	$ 8,360,000	$ 7,126,315
5.375%, 11/15/40	70,000,000	59,669,400
Delaware County IDAR, Resource Recovery Facility, Refunding, Series A,		
6.10%, 7/01/13	15,985,000	15,999,067
6.20%, 7/01/19	17,525,000	17,526,051
Lancaster County Hospital Authority Revenue, Brethren Village Project, Series A,		
6.375%, 7/01/30	1,000,000	1,006,390
6.50%, 7/01/40	3,000,000	2,988,030
Northampton County General Purpose Authority Hospital Revenue, St. Luke's Hospital Project, Series A, 5.50%, 8/15/40	15,000,000	13,859,550
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue, Allegheny Energy Supply Co. LLC Project, 7.00%, 7/15/39	60,000,000	65,235,600
Pennsylvania Economic Development Financing Authority Water Facility Revenue, Aqua Inc. Project, Series B, 5.00%, 12/01/43	7,500,000	7,797,600
Pennsylvania State Turnpike Commission Turnpike Revenue,		
Capital Appreciation, Series C, AGMC Insured, zero cpn. to 6/01/16, 6.25% thereafter, 6/01/33	5,000,000	4,082,850
Series B, 5.75%, 6/01/39	20,000,000	21,003,200
Philadelphia Hospitals and Higher Education Facilities Authority Hospital Revenue, Temple University Health System, Refunding, Series B, 5.50%, 7/01/26	18,000,000	16,738,740
Sayre Health Care Facilities Authority Revenue, Guthrie Healthcare System, Refunding, Series A, 5.75%, 12/01/21	815,000	833,916
		237,178,211
Rhode Island 0.3%		
Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing, Lifespan Obligated Group,		
Pre-Refunded, 6.50%, 8/15/32	8,000,000	8,452,720
Refunding, NATL Insured, 5.75%, 5/15/23	405,000	405,178
Series A, 7.00%, 5/15/39	8,200,000	9,081,254
Tobacco Settlement FICO Revenue, Asset-Backed, Series B, zero cpn., 6/01/52	90,000,000	1,625,400
		19,564,552
South Carolina 0.8%		
Dorchester County School District No. 002 Installment Purchase Revenue, Growth Remedy Opportunities Tax Hike, 5.25%, 12/01/29	16,500,000	16,887,585
Greenville County School District Installment Purchase Revenue, Building Equity Sooner Tomorrow, 5.00%, 12/01/28	10,000,000	10,324,700
Lancaster Educational Assistance Program Inc. Revenue, School District of Lancaster County Project, 5.00%, 12/01/26	15,015,000	15,242,177
Scago Educational Facilities Corp. for Calhoun School District Revenue, School Project, Radian Insured, 5.00%, 12/01/26	7,540,000	7,228,824
Scago Educational Facilities Corp. for Williamsburg School District Revenue, Williamsburg County Project, Refunding, Radian Insured, 5.00%, 12/01/31	2,000,000	1,955,040
South Carolina Jobs EDA Student Housing Revenue, Coastal Housing Foundation, Series A, 6.50%, 4/01/42	10,000,000	10,077,700
		61,716,026

122 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Tennessee 0.9%		
Johnson City Health and Educational Facilities Board Hospital Revenue,		
Capital Appreciation, first mortgage, Refunding, Series A, NATL Insured, zero cpn., 7/01/27	$ 19,365,000	$ 7,382,325
Capital Appreciation, first mortgage, Refunding, Series A, NATL Insured, zero cpn., 7/01/28	19,400,000	6,856,930
first mortgage, Mountain States Health, Refunding, Series A, NATL Insured, zero cpn., 7/01/29	19,365,000	6,345,910
first mortgage, Mountain States Health, Refunding, Series A, NATL Insured, zero cpn., 7/01/30	19,370,000	5,801,315
Knox County Health Educational and Housing Facilities Board Hospital Facilities Revenue,		
Capital Appreciation, Refunding and Improvement, Series A, AGMC Insured, zero cpn., 1/01/25	5,000,000	2,329,700
Capital Appreciation, Refunding and Improvement, Series A, AGMC Insured, zero cpn., 1/01/26	2,610,000	1,142,632
Covenant Health System, Refunding and Improvement, Series A, zero cpn., 1/01/37	12,760,000	2,606,996
Covenant Health System, Refunding and Improvement, Series A, zero cpn., 1/01/39	13,755,000	2,426,795
Knox County Health Educational and Housing Facilities Board Revenue, University Health System Inc., Refunding, 5.25%, 4/01/36	23,475,000	21,394,176
Memphis-Shelby County Airport Authority Airport Revenue, Refunding, Series B, 5.75%,		
7/01/23	5,000,000	5,465,700
7/01/24	3,500,000	3,810,030
		65,562,509
Texas 7.5%		
Angelina and Neches River Authority Waste Disposal Revenue, Temple-Inland Forest Products, 6.95%, 5/01/23	1,750,000	1,754,235
Austin Convention Enterprises Inc. Convention Center Revenue, first tier, Refunding, Series B, 5.75%, 1/01/34	15,750,000	14,044,747
Bexar County Health Facilities Development Corp. Revenue, Army Retirement Residence, Refunding, 5.00%,		
7/01/27	1,000,000	941,500
7/01/33	1,520,000	1,360,066
Brazos County Health Facilities Development Corp. Franciscan Services Corp. Revenue, Obligation Group, St. Joseph Regional, 5.50%, 1/01/38	5,250,000	5,114,287
Brazos River Authority PCR,		
Texas Utilities Electric Co. Project, Refunding, Series A, 7.70%, 4/01/33	21,740,000	6,958,757
TXU Electric Co. Project, Refunding, Series A, 8.25%, 10/01/30	45,000,000	17,232,300
TXU Electric Co. Project, Refunding, Series C, 7.70%, 3/01/32	6,800,000	2,312,204
TXU Electric Co. Project, Refunding, Series D-1, 8.25%, 5/01/33	17,000,000	6,503,180
TXU Energy Co. LLC Project, Mandatory Put 4/01/13, Refunding, Series A, 6.75%, 4/01/38	6,385,000	5,753,268
TXU Energy Co. LLC Project, Refunding, Series B, 6.30%, 7/01/32	9,000,000	2,925,990
TXU Energy Co. LLC Project, Refunding, Series C, 6.75%, 10/01/38	1,555,000	559,396
Brazos River Harbor Navigation District Brazoria County Environmental Revenue, Mandatory Put 6/05/12, Refunding, 6.25%, 5/15/33	5,000,000	5,186,150
Capital Area Cultural Education Facilities Finance Corp. Revenue, Roman Catholic Diocese, Series B, 6.125%, 4/01/45	10,000,000	10,162,600

Semiannual Report | 123

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Texas (continued)		
Central Texas Regional Mobility Authority Revenue,		
Capital Appreciation, Refunding, zero cpn., 1/01/35	$ 3,000,000	$ 603,000
Capital Appreciation, Refunding, zero cpn., 1/01/37	2,500,000	437,900
Capital Appreciation, Refunding, zero cpn., 1/01/38	2,405,000	393,242
Capital Appreciation, Refunding, zero cpn., 1/01/39	2,545,000	388,469
senior lien, Refunding, 5.75%, 1/01/25	2,350,000	2,401,183
senior lien, Refunding, 6.00%, 1/01/41	7,925,000	7,587,633
senior lien, Refunding, 6.25%, 1/01/46	24,340,000	23,537,754
Coppell Special Assessment, Gateway Project, 8.70%, 3/01/12	420,000	429,815
Dallas-Fort Worth International Airport Revenue,		
Joint, Series B, NATL Insured, 6.00%, 11/01/23	4,000,000	4,008,200
Joint, Series C, NATL Insured, 6.25%, 11/01/28	3,250,000	3,253,803
Joint Improvement, Series A, 5.00%, 11/01/42	12,000,000	12,201,960
Joint Improvement, Series A, 5.00%, 11/01/45	50,000,000	50,730,500
Gulf Coast Waste Disposal Authority Waste Disposal Revenue, Valero Energy Corp. Project, 6.65%, 4/01/32	1,500,000	1,515,330
Harris County Health Facilities Development Corp. Hospital Revenue, Memorial Hermann Healthcare System, Refunding, Series B, 7.25%, 12/01/35	13,500,000	15,055,065
Houston Airport System Revenue, Special Facilities, Continental Airlines, Series E, 6.75%,		
7/01/21	29,995,000	29,674,053
7/01/29	31,520,000	30,908,827
Lufkin Health Facilities Development Corp. Health System Revenue, Memorial Health System of East Texas,		
5.50%, 2/15/32	1,000,000	904,450
5.50%, 2/15/37	2,500,000	2,157,600
Refunding, 6.25%, 2/15/37	5,000,000	4,773,600
Matagorda County Navigation District No. 1 PCR, Central Power and Light Co. Project, Refunding, Series A, 6.30%, 11/01/29	10,000,000	10,757,000
Matagorda County Navigation District No. 1 Revenue, Centerpoint Energy Project, Refunding, 5.60%, 3/01/27	12,000,000	12,405,960
North Texas Tollway Authority Revenue,		
Special Projects System, Capital Appreciation, first tier, Refunding, Series I, zero cpn. to 1/01/15, 6.50% thereafter, 1/01/43	25,000,000	22,114,000
Special Projects System, Capital Appreciation, Series B, zero cpn., 9/01/37	7,500,000	1,407,975
Special Projects System, Capital Appreciation, Series C, zero cpn. to 9/01/21, 6.75% thereafter, 9/01/45	25,000,000	15,817,750
Special Projects System, Capital Appreciation, Series C, zero cpn. to 9/01/23, 7.00% thereafter, 9/01/43	10,000,000	5,578,800
System, first tier, Refunding, Series A, 5.625%, 1/01/33	1,000,000	1,043,880
System, first tier, Refunding, Series A, 6.25%, 1/01/39	12,500,000	13,328,625
System, first tier, Refunding, Series A, 5.75%, 1/01/48	30,000,000	30,666,000
System, first tier, Refunding, Series B, 5.75%, 1/01/40	11,680,000	12,027,597
System, first tier, Refunding, Series K-2, 6.00%, 1/01/38	15,000,000	15,768,000
System, second tier, Refunding, Series F, 5.75%, 1/01/38	20,000,000	19,861,400

124 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Texas (continued)		
Sabine River Authority PCR, TXU Electric Co. Project,		
Mandatory Put 11/01/11, Refunding, Series B, 5.75%, 5/01/30	$ 18,645,000	$ 18,179,061
Refunding, Series A, 5.80%, 7/01/22	1,000,000	306,080
Refunding, Series B, 6.15%, 8/01/22	13,115,000	4,341,327
Refunding, Series C, 5.20%, 5/01/28	29,945,000	9,159,876
Sam Rayburn Municipal Power Agency Revenue, Refunding, 6.00%,		
10/01/16	8,500,000	8,730,860
10/01/21	1,500,000	1,520,355
Tarrant County Cultural Education Facilities Finance Corp. Revenue, Texas Health Resources, Refunding, 5.00%, 11/15/40	15,225,000	14,880,915
Texas State Municipal Power Agency Revenue, sub. lien, Transmission, Refunding, 5.00%, 9/01/40	15,250,000	15,751,420
Texas State Turnpike Authority Central Turnpike System Revenue,		
Capital Appreciation, AMBAC Insured, zero cpn., 8/15/32	51,000,000	13,523,670
Series A, AMBAC Insured, 5.75%, 8/15/38	31,000,000	31,001,550
Trinity River Authority PCR, TXU Electric Co. Project, Refunding, 6.25%, 5/01/28	445,000	147,170
Tyler Health Facilities Development Corp. Hospital Revenue,		
East Texas Medical Center, Refunding and Improvement, Series A, 5.375%, 11/01/37	8,000,000	6,794,880
Mother Frances Hospital, Series B, 5.00%, 7/01/37	3,400,000	2,992,578
		559,877,793
Vermont 0.2%		
Vermont Educational and Health Buildings Financing Agency Revenue, Fletcher Allen Health, Series A, AMBAC Insured, 6.00%, 12/01/23	15,000,000	15,185,550
Virginia 0.2%		
James City County EDA Residential Care Facility Revenue, first mortgage, Williamsburg Landing, Series A, 5.35%, 9/01/26	750,000	682,890
Peninsula Ports Authority Coal Terminal Revenue, Dominion Terminal Associates, Refunding, 6.00%, 4/01/33	9,500,000	9,674,135
Tobacco Settlement FICO Revenue,		
Asset-Backed, Pre-Refunded, 5.50%, 6/01/26	2,500,000	2,782,050
Capital Appreciation Bonds, second sub., Refunding, Series D, zero cpn., 6/01/47	50,000,000	736,000
		13,875,075
Washington 2.0%		
Douglas County PUD No. 1 Wells Hydroelectric Revenue, Refunding, Series B, NATL RE, FGIC Insured, 5.00%, 9/01/35	7,685,000	7,871,592
FYI Properties Lease Revenue, Washington State District Project, 5.50%,		
6/01/34	11,935,000	12,602,763
6/01/39	16,250,000	17,170,075
Ocean Shores Local ID Tax Allocation, 7.25%, 2/01/31	20,160,000	21,172,435
Port of Seattle Revenue, Intermediate Lien, Refunding, Series B, 5.00%, 6/01/40	17,000,000	17,446,590
Skagit County Public Hospital District No. 1 Revenue, Skagit Valley Hospital, 5.75%,		
12/01/32	2,000,000	1,978,040
12/01/35	5,355,000	5,265,089
Snohomish County Public Hospital District No. 3 GO, AMBAC Insured, 5.00%, 12/01/31	10,000,000	9,836,700

Semiannual Report | 125

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Washington (continued)		
Washington State Health Care Facilities Authority Revenue,		
Central Washington Health Services, 7.00%, 7/01/39	$ 8,500,000	$ 8,756,275
Fred Hutchinson Cancer Center, Refunding, Series A, 6.00%, 1/01/33	7,500,000	7,778,400
Kadlec Medical Center, Refunding, Series A, Assured Guaranty, 5.00%, 12/01/30	4,000,000	4,043,720
Providence Health and Services, Series A, FGIC Insured, Pre-Refunded, 5.00%, 10/01/36	305,000	364,158
Virginia Mason Medical, Series B, ACA Insured, 6.00%, 8/15/37	30,000,000	29,304,900
Washington State Higher Education Facilities Authority Revenue, Whitworth University Project, Refunding, 5.625%, 10/01/40	5,235,000	5,063,973
		148,654,710
West Virginia 0.4%		
County Commission of Harrison County Solid Waste Disposal Revenue, Allegheny Energy Supply Co. LLC, Refunding, Series D, 5.50%, 10/15/37	14,745,000	13,944,641
Pleasants County PCR, County Commission, Series F, 5.25%, 10/15/37	16,250,000	15,954,575
		29,899,216
Wisconsin 0.8%		
Wisconsin Housing and EDA Home Ownership Revenue, Series E, 4.90%, 9/01/37	12,655,000	12,414,175
Wisconsin Public Financial Authority, Adams-Columbia Cooperative, NATL Insured, 5.50%, 12/01/40	6,755,000	7,150,438
Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/33	15,000,000	16,792,200
Wisconsin State Health and Educational Facilities Authority Revenue,		
Fort Healthcare Inc. Project, 5.75%, 5/01/24	5,000,000	5,033,750
New Castle Place Project, Series A, 7.00%, 12/01/31	2,500,000	1,890,000
Thedacare Inc., AMBAC Insured, 5.00%, 12/15/30	9,530,000	9,276,311
Thedacare Inc., Series A, 5.50%, 12/15/38	5,000,000	5,062,500
		57,619,374
Wyoming 0.3%		
Campbell County Solid Waste Facilities Revenue, Basin Electric Power Cooperative, Series A, 5.75%, 7/15/39	5,500,000	5,757,675
West Park Hospital District Revenue, West Park Hospital Project, Series A, 7.00%, 6/01/40	5,500,000	5,942,585
Wyoming CDA Student Housing Revenue, CHF-Wyoming LLC, University of Wyoming Project,		
6.25%, 7/01/31	600,000	610,500
6.50%, 7/01/43	1,600,000	1,627,664
Wyoming Municipal Power Agency Power Supply Revenue, Series A,		
5.50%, 1/01/28	1,350,000	1,447,983
5.50%, 1/01/33	2,360,000	2,487,062
5.50%, 1/01/38	2,810,000	2,936,169
5.00%, 1/01/42	1,000,000	1,015,240
5.375%, 1/01/42	2,750,000	2,842,675
		24,667,553

126 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
U.S. Territories 5.3%		
Guam 1.3%		
Guam Government Department of Education COP, John F. Kennedy High School, Series A,		
6.625%, 12/01/30	$ 5,065,000	$ 5,039,827
6.875%, 12/01/40	4,000,000	4,011,600
Guam Government GO,		
Refunding, Series A, 5.125%, 11/15/27	7,270,000	6,623,261
Refunding, Series A, 5.25%, 11/15/37	37,000,000	31,253,900
Series A, 6.00%, 11/15/19	8,000,000	8,660,160
Series A, 6.75%, 11/15/29	10,000,000	10,296,200
Series A, 7.00%, 11/15/39	15,000,000	15,382,500
Guam Government Waterworks Authority Water and Wastewater System Revenue,		
5.625%, 7/01/40	4,000,000	3,672,480
Water, 6.00%, 7/01/25	4,000,000	4,064,920
Water, 5.875%, 7/01/35	8,000,000	7,735,680
		96,740,528
Northern Mariana Islands 0.4%		
Northern Mariana Islands Commonwealth GO, Refunding, Series B, 5.00%, 10/01/33	25,000,000	19,702,500
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Series A, 6.60%, 3/15/28	7,020,000	6,689,568
		26,392,068
Puerto Rico 3.0%		
Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding,		
5.50%, 5/15/39	11,500,000	9,534,190
5.625%, 5/15/43	3,500,000	2,833,635
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/44	5,200,000	5,254,444
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A, 5.75%, 7/01/41	15,000,000	14,892,750
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Refunding, Series N, FGIC Insured, 5.25%, 7/01/39	7,000,000	6,434,750
Puerto Rico Electric Power Authority Power Revenue, Series XX,		
5.75%, 7/01/36	8,620,000	8,828,690
5.25%, 7/01/40	21,570,000	20,793,049
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	1,365,000	1,366,433
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Series S, 6.00%, 7/01/41	15,000,000	15,042,600
Puerto Rico Sales Tax FICO Sales Tax Revenue,		
Capital Appreciation, first sub., Series A, zero cpn. to 8/01/16, 6.75% thereafter, 8/01/32	53,000,000	45,525,410
Capital Appreciation, first sub., Series A, zero cpn. to 8/01/19, 6.25% thereafter, 8/01/33	36,500,000	25,825,210
first sub., Series A, 5.50%, 8/01/42	42,000,000	42,618,240
first sub., Series C, 5.50%, 8/01/40	25,000,000	25,420,750
		224,370,151

Semiannual Report | 127

128 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eEffective September 1, 2008, the redemption fee was eliminated.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 129

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eEffective September 1, 2008, the redemption fee was eliminated.
gRatios are annualized for periods less than one year.

130 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eEffective September 1, 2008, the redemption fee was eliminated.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 131

aFor the period July 1, 2008 (effective date) to February 28, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

132 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited)

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 96.9%		
Alabama 4.7%		
Alabama Drinking Water Finance Authority Revenue, Revolving Fund Loan, Series A, AMBAC Insured, 5.25%, 8/15/21	$ 2,490,000	$ 2,521,698
Anniston Regional Medical Center Board Revenue, Series A, AMBAC Insured, 5.25%, 6/01/18	5,000,000	5,010,600
Bessemer GO, wts., XLCA Insured, 5.00%, 2/01/35	2,000,000	1,707,700
Birmingham Airport Authority Airport Revenue, AGMC Insured, 5.50%, 7/01/40	20,000,000	20,878,600
Birmingham Waterworks Board Water Revenue, Series A, Assured Guaranty, 5.25%, 1/01/39	5,000,000	5,234,500
Chatom IDB Gulf Opportunity Zone Revenue, PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%,		
8/01/30	5,250,000	5,615,453
8/01/37	5,000,000	5,196,400
Helena Utilities Board Water and Sewer Revenue, NATL Insured, Pre-Refunded, 5.25%,		
4/01/27	3,260,000	3,385,836
4/01/33	4,890,000	5,078,754
Houston County Health Care Authority Revenue, Series A, AMBAC Insured, 5.125%,		
10/01/24	5,855,000	5,764,423
10/01/25	6,065,000	5,826,767
Leeds Public Educational Building Authority Educational Facilities Revenue, Assured Guaranty, 5.125%, 4/01/38	10,865,000	11,209,746
Limestone County Water and Sewer Authority Water Revenue, AMBAC Insured, 5.00%, 12/01/35	9,100,000	8,874,593
Orange Beach Water Sewer and Fire Protection Authority Revenue, NATL Insured, 5.00%, 5/15/35	3,665,000	3,710,299
Pell City GO, wts.,		
Refunding, XLCA Insured, 5.00%, 2/01/24	1,020,000	1,057,434
XLCA Insured, 5.00%, 2/01/34	5,195,000	5,119,049
Phenix City Water and Sewer Revenue, wts., Series A, AGMC Insured, 5.00%, 8/15/40	8,090,000	8,488,109
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest Student Housing LLC University of Alabama Ridgecrest Residential Project, Assured Guaranty, 6.75%, 7/01/38	5,000,000	5,660,200
University of Alabama at Birmingham Hospital Revenue, Refunding, Series A, AMBAC Insured, 5.00%, 9/01/41	5,000,000	4,819,500
University of Alabama University Revenues, General, University of Alabama at Birmingham, NATL RE, FGIC Insured, Pre-Refunded, 5.25%, 10/01/27	5,975,000	5,996,152
		121,155,813
Alaska 0.4%		
Alaska Energy Authority Power Revenue, Bradley Lake Project, Refunding, NATL Insured, 6.25%, 7/01/21	5,000	5,016
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center, Assured Guaranty, 6.00%, 9/01/32	10,000,000	11,246,600
		11,251,616

Semiannual Report | 133

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Arizona 2.8%		
Arizona State COP, Department of Administration,		
Series A, AGMC Insured, 5.25%, 10/01/26	$ 8,500,000	$ 9,100,100
Series A, AGMC Insured, 5.25%, 10/01/28	10,000,000	10,517,000
Series A, AGMC Insured, 5.00%, 10/01/29	5,000,000	5,150,550
Series B, AGMC Insured, 5.00%, 10/01/27	8,000,000	8,392,240
Downtown Phoenix Hotel Corp. Revenue,		
Senior Series A, FGIC Insured, 5.00%, 7/01/36	15,000,000	11,664,450
sub. bond, Series B, NATL RE, FGIC Insured, 5.00%, 7/01/36	6,450,000	6,461,997
Maricopa County IDA Hospital Facility Revenue, Samaritan Health Services, Series A, NATL Insured, ETM, 7.00%, 12/01/16	300,000	362,493
Pima County Sewer Revenue, System, Assured Guaranty, 5.00%, 7/01/25	7,000,000	7,591,360
Tucson Water Revenue, Series B, AGMC Insured, 5.00%, 7/01/32	12,000,000	12,521,880
		71,762,070
Arkansas 0.3%		
Benton Regional Public Water Authority Water Revenue, Refunding and Improvement, XLCA Insured, 5.00%, 10/01/35	5,230,000	5,350,656
University of Arkansas University Revenues, Various Facility, Fayetteville Campus, AMBAC Insured, 5.00%, 11/01/36	3,205,000	3,331,566
		8,682,222
California 7.8%		
California State GO,		
Refunding, AMBAC Insured, 5.00%, 2/01/33	7,000,000	7,040,040
Refunding, NATL Insured, 5.00%, 2/01/31	20,000,000	20,182,400
Refunding, NATL Insured, 5.00%, 10/01/32	1,910,000	1,921,594
Various Purpose, 6.00%, 4/01/38	30,000,000	32,658,000
Various Purpose, Refunding, NATL Insured, 4.75%, 3/01/35	20,855,000	20,364,282
California State Public Works Board Lease Revenue, Various Capital Projects, Series G-1, 5.25%, 10/01/24	5,000,000	5,584,300
California State University Revenue, Systemwide, Series A, AGMC Insured, 5.00%, 11/01/39	10,000,000	10,180,500
Colton Joint USD, GO, Election of 2008, Series A, Assured Guaranty, 5.375%, 8/01/34	10,000,000	10,268,100
East Side UHSD Santa Clara County GO, Election of 2008, Series B, Assured Guaranty, 5.25%, 8/01/35	23,800,000	24,750,334
Los Angeles USD, GO, Election of 2004, Series H, AGMC Insured, 5.00%, 7/01/32	32,565,000	33,776,744
Montebello USD, GO, Election of 2004, Series A-1, Assured Guaranty, 5.25%, 8/01/34	5,000,000	5,236,700
Oakland RDA Tax Allocation, Central District Redevelopment, Refunding, AMBAC Insured, 5.50%, 2/01/14	130,000	133,714
Richmond Joint Powers Financing Authority Revenue, Lease, Civic Center Project, Refunding, Assured Guaranty, 5.75%, 8/01/29	13,315,000	14,559,020
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Refunding, Series A, NATL Insured, 5.25%, 1/15/30	4,000,000	3,057,720
San Jose RDA Tax Allocation, Merged Area, Refunding, Series D, Assured Guaranty, 5.00%, 8/01/22	10,000,000	10,308,500

134 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
Val Verde USD, COP, School Construction Project,		
Refunding, Series B, NATL RE, FGIC Insured, 5.00%, 1/01/35	$ 1,680,000	$ 1,446,060
Series B, FGIC Insured, Pre-Refunded, 5.00%, 1/01/35	820,000	940,737
		202,408,745
Colorado 2.9%		
Colorado State Board of Governors University Enterprise System Revenue, Series A, NATL RE, FGIC Insured, 5.00%, 3/01/37	10,000,000	10,309,200
Colorado State Health Facilities Authority Revenue,		
Catholic Health Initiatives, Series C-7, AGMC Insured, 5.00%, 9/01/36	20,000,000	19,886,800
Health Facility Authority, Hospital, Refunding, Series B, AGMC Insured, 5.25%, 3/01/36	10,000,000	10,186,400
Denver City and County Airport Revenue, Series C, NATL Insured, ETM, 6.125%,		
11/15/25	3,590,000	4,675,401
11/15/25	4,410,000	4,421,995
Denver Convention Center Hotel Authority Revenue, senior bond, Refunding, XLCA Insured, 5.00%, 12/01/35	15,000,000	12,575,400
University of Colorado Hospital Authority Revenue, Refunding, Series A, AMBAC Insured,		
5.20%, 11/15/17	5,425,000	5,438,237
5.25%, 11/15/22	7,800,000	7,800,234
		75,293,667
Connecticut 0.2%		
Connecticut State Health and Educational Facilities Authority Revenue, Child Care Facilities Program, Series G, Assured Guaranty, 6.00%, 7/01/38	5,000,000	5,503,650
District of Columbia 0.8%		
District of Columbia HFA, RMR, Series 1, FGIC Insured, 7.75%, 9/01/16	115,000	115,223
District of Columbia Hospital Revenue, Children's Hospital Obligation, Sub Series 1, AGMC Insured, 5.45%, 7/15/35	19,540,000	20,015,018
		20,130,241
Florida 10.6%		
Brevard County Local Option Fuel Tax Revenue, NATL RE, FGIC Insured, 5.00%,		
8/01/32	12,440,000	12,171,047
8/01/37	13,000,000	12,261,340
Broward County HFAR,		
5.65%, 11/01/22	405,000	405,239
5.70%, 11/01/29	225,000	225,050
Broward County School Board COP,		
NATL Insured, 5.00%, 7/01/28	2,000,000	2,022,380
Series A, AGMC Insured, 5.00%, 7/01/26	2,850,000	2,881,008
Series A, AGMC Insured, 5.00%, 7/01/30	2,000,000	2,031,800
Cape Coral Water and Sewer Revenue, AMBAC Insured, 5.00%, 10/01/36	2,000,000	1,927,960
Celebration CDD, Special Assessment, Series B, NATL Insured, 5.50%, 5/01/19	170,000	170,575

Semiannual Report | 135

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Florida (continued)		
Clearwater Water and Sewer Revenue, NATL RE, FGIC Insured, Pre-Refunded, 5.00%,		
12/01/28	$11,050,000	$ 11,286,912
12/01/32	13,665,000	13,957,978
Coral Gables Health Facilities Authority Hospital Revenue, Baptist Health South Florida Obligated Group, AGMC Insured, Pre-Refunded, 5.00%, 8/15/29	1,000,000	1,135,020
Dade County HFA, MFMR, Siesta Pointe Apartments, Series A, 5.75%, 9/01/29	1,890,000	1,890,472
Destin Capital Improvement Revenue, NATL Insured, 5.00%, 8/01/27	1,315,000	1,325,139
Escambia County Utilities Authority Utility System Revenue,		
NATL RE, FGIC Insured, 5.00%, 1/01/31	1,775,000	1,775,603
Refunding, Series B, NATL RE, FGIC Insured, 5.00%, 1/01/22	2,000,000	2,012,800
Florida Gulf Coast University FICO Capital Improvement Revenue, Housing Project, Series A, NATL Insured, 5.00%, 2/01/37	10,000,000	9,651,000
Florida HFAR, Spinnaker Cove Apartments, Series G, AMBAC Insured, 6.50%, 7/01/36	1,600,000	1,572,736
Florida HFC Revenue,		
Housing, Logan's Pointe Apartments, Series F-1, AGMC Insured, 5.90%, 12/01/19	1,080,000	1,083,175
Marina Bay Apartments, Series S, AGMC Insured, 5.85%, 2/01/41	1,070,000	1,070,257
Florida Intergovernmental Finance Commission Capital Revenue, Series A, AMBAC Insured, 5.00%, 8/01/32	3,570,000	3,583,280
Florida State Board of Education Capital Outlay GO, Public Education, Series B, NATL RE, FGIC Insured, 5.00%, 6/01/23	5,395,000	5,557,605
Florida State Board of Education GO,		
Series C, NATL Insured, 5.00%, 6/01/27	4,245,000	4,340,767
Series F, NATL Insured, 5.00%, 6/01/28	2,000,000	2,043,360
Florida State Correctional Privatization Commission COP, Series B, AMBAC Insured, 5.00%, 8/01/25	2,000,000	2,082,060
Florida State Department of Environmental Protection Preservation Revenue, Florida Forever, Series A, NATL Insured, 5.00%, 7/01/21	3,000,000	3,097,710
Hernando County School Board COP, NATL Insured, 5.00%, 7/01/30	1,150,000	1,157,015
Hillsborough County School Board COP, Master Lease Program, Refunding, Series A, NATL Insured, 5.00%, 7/01/26	1,670,000	1,723,741
Indian Trail Water Control District Improvement Revenue, NATL Insured, 5.75%, 8/01/16	820,000	823,206
Jacksonville Capital Improvement Revenue, Refunding, Series C, AMBAC Insured, 5.00%, 10/01/25	4,000,000	4,065,280
Jacksonville Guaranteed Entitlement Revenue, Refunding and Improvement, NATL RE, FGIC Insured, 5.00%, 10/01/32	1,000,000	1,006,480
Jacksonville Sales Tax Revenue,		
AMBAC Insured, 5.00%, 10/01/30	5,000,000	5,000,600
Better Jacksonville, NATL Insured, 5.00%, 10/01/30	1,500,000	1,509,315
Jacksonville Transportation Revenue, NATL Insured,		
5.00%, 10/01/26	2,000,000	2,002,960
5.25%, 10/01/29	11,000,000	11,017,710
Lake County School Board COP, Series A, AMBAC Insured, 5.00%, 6/01/30	2,080,000	2,084,763
Lee County Airport Revenue, Refunding, AGMC Insured, 5.00%, 10/01/33	3,530,000	3,572,607
Lee Memorial Health System Hospital Revenue, Series A, AMBAC Insured, 5.00%,		
4/01/32	1,460,000	1,366,779
4/01/37	11,000,000	10,070,280
Leon County COP, AMBAC Insured, 5.00%, 7/01/25	8,935,000	9,274,977

136 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Florida (continued)		
Maitland CDA Revenue, AMBAC Insured, 5.00%, 7/01/34	$ 2,595,000	$ 2,642,644
Marion County Utility System Revenue, NATL RE, FGIC Insured,		
5.00%, 12/01/31	880,000	896,403
Pre-Refunded, 5.00%, 12/01/31	620,000	633,293
Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30	3,000,000	3,016,350
Miami-Dade County Aviation Revenue, Miami International Airport, Hub of the Americas,		
Refunding, Series A, CIFG Insured, 5.00%, 10/01/38	1,625,000	1,471,600
Series B, NATL RE, FGIC Insured, 5.75%, 10/01/29	2,500,000	2,514,025
Series B, NATL RE, FGIC Insured, 5.00%, 10/01/30	3,500,000	3,517,640
Miami-Dade County GO, Building Better Communities Program, NATL RE, FGIC Insured, 5.00%, 7/01/33	2,000,000	2,013,680
Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A, NATL Insured, 5.00%, 6/01/31	1,650,000	1,591,689
Miami-Dade County School Board COP, Series A, NATL RE, FGIC Insured, 5.00%, 5/01/25	5,000,000	5,150,950
Orange County Health Facilities Authority Revenue, Hospital, Orlando Regional Healthcare System, Refunding, Series B, AGMC Insured, 5.00%, 12/01/32	7,000,000	7,203,910
Orange County School Board COP, Series A, NATL Insured, 5.00%, 8/01/27	10,000,000	10,130,900
Orlando-Orange County Expressway Authority Revenue,		
junior lien, NATL RE, FGIC Insured, 6.50%, 7/01/12	225,000	236,005
Series B, AMBAC Insured, 5.00%, 7/01/35	20,000,000	20,084,800
Osceola County HFA, MFHR, Tierra Vista Apartment Project, Series A, 5.70%, 12/01/17	480,000	480,384
Osceola County School Board COP, Series A, AMBAC Insured, Pre-Refunded, 5.25%, 6/01/27	13,000,000	13,610,480
Osceola County Tourist Development Tax Revenue, NATL RE, FGIC Insured, 5.00%, 10/01/32	3,000,000	3,019,440
Panama City Beach Utility Revenue, Refunding, AMBAC Insured, 5.00%, 6/01/32	2,000,000	2,015,380
Pasco County Guaranteed Entitlement Revenue, Refunding, AGMC Insured, 5.00%, 12/01/33	2,185,000	2,211,089
Pembroke Pines Public Improvement Revenue,		
Series A, AMBAC Insured, 5.00%, 10/01/29	2,000,000	2,033,460
Series B, AMBAC Insured, 5.00%, 10/01/34	2,000,000	2,025,440
Pinellas County Health Facilities Authority Revenue, Baycare Health System, AGMC Insured, 5.00%, 11/15/30	4,000,000	4,006,520
Pinellas County Sewer Revenue, AGMC Insured, 5.00%, 10/01/32	3,000,000	3,046,410
Polk County Public Facilities Revenue, NATL Insured, 5.00%, 12/01/33	2,000,000	2,032,640
Polk County Utility System Revenue, Series A, NATL RE, FGIC Insured, 5.00%, 10/01/30	1,000,000	1,026,550
Port Orange GO, NATL Insured, 5.00%, 4/01/33	1,755,000	1,823,866
Port St. Lucie Utility Revenue, NATL Insured, 5.00%, 9/01/34	8,420,000	8,642,793
St. Lucie West Services District Utility Revenue, senior lien, NATL Insured, 6.125%, 10/01/32	2,240,000	2,265,066
Sumter County School District Revenue, Multi-District Loan Program, AGMC Insured, ETM, 7.15%, 11/01/15	245,000	309,219
Sunrise Utilities System Revenue,		
AMBAC Insured, ETM, 5.20%, 10/01/22	860,000	1,026,900
Refunding, AMBAC Insured, 5.20%, 10/01/22	1,140,000	1,294,778
Tampa Bay Water Utility System Revenue, FGIC Insured, Pre-Refunded, 5.75%, 10/01/29	2,000,000	2,007,780

Semiannual Report | 137

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Florida (continued)		
Tavares Water and Sewer Revenue, AMBAC Insured, 5.50%, 10/01/30	$ 1,000,000	$ 1,001,730
University of Central Florida Athletics Assn. Inc. COP, Series A, NATL RE, FGIC Insured, 5.00%,		
10/01/27	1,000,000	946,040
10/01/30	1,485,000	1,365,012
		273,532,852
Georgia 5.4%		
Albany Dougherty Payroll Development Authority Revenue, Darton College Project, Assured Guaranty, 5.75%, 6/15/41	5,550,000	5,886,774
Athens Housing Authority Student Housing Lease Revenue, University of Georgia,		
AMBAC Insured, Pre-Refunded, 5.00%, 12/01/33	435,000	459,812
Refunding, AMBAC Insured, 5.00%, 12/01/33	5,565,000	5,588,429
Atlanta Airport Revenue, General, Series A, AGMC Insured, 5.00%, 1/01/40	9,215,000	9,251,676
Atlanta Water and Wastewater Revenue,		
AGMC Insured, 5.00%, 11/01/37	15,000,000	15,195,300
Refunding, Series B, AGMC Insured, 5.375%, 11/01/39	23,000,000	23,882,050
Series A, NATL RE, FGIC Insured, 5.00%, 11/01/29	4,750,000	4,752,280
Brunswick Water and Sewer Revenue, Refunding and Improvement, NATL Insured, 6.10%, 10/01/14	1,535,000	1,702,376
Bulloch County Development Authority Revenue, Assured Guaranty, 5.25%, 7/01/33	14,825,000	15,621,992
Cherokee County Water and Sewer Authority Revenue, NATL Insured, 6.90%, 8/01/18	15,000	15,063
Columbus Building Authority Lease Revenue, Series A, NATL RE, FGIC Insured, 5.00%, 1/01/31	3,500,000	3,622,290
Dahlonega Water and Wastewater Revenue, Series A, Assured Guaranty, 5.50%, 9/01/37	6,450,000	6,781,659
East Point Building Authority Revenue, Water and Sewer Project, Series A, XLCA Insured, 5.00%, 2/01/30	11,360,000	9,502,754
Fulton County Development Authority Revenue, Georgia Institute of Technology Athletic Assn., Refunding, AMBAC Insured, 5.125%, 10/01/32	9,000,000	9,008,370
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation III LLC Project, Series A, Assured Guaranty, 5.00%, 6/15/38	9,250,000	9,208,745
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare System, Refunding, AGMC Insured, 5.00%, 8/01/41	7,500,000	7,510,350
Savannah EDA Revenue, SSU Community Development LLC Project, Series I, Assured Guaranty, 5.75%, 6/15/41	10,000,000	10,577,600
		138,567,520
Hawaii 0.1%		
Hawaii County GO, Refunding and Improvement, Series A, NATL RE, FGIC Insured, 5.60%,		
5/01/12	1,000,000	1,034,400
5/01/13	1,000,000	1,084,350
		2,118,750
Illinois 6.2%		
Chicago Board of Education GO, Refunding, Series C, Assured Guaranty, 5.25%, 12/01/26	12,575,000	13,206,517
Chicago GO, Refunding, Series A, AGMC Insured, 5.00%,		
1/01/28	29,885,000	30,515,275
1/01/29	13,345,000	13,571,198
1/01/30	6,200,000	6,283,824

138 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Illinois (continued)		
Chicago O'Hare International Airport Revenue,		
AGMC Insured, 5.25%, 1/01/35	$26,635,000	$ 27,300,342
Refunding, Series A, AGMC Insured, 5.00%, 1/01/28	24,915,000	25,674,907
Illinois Finance Authority Revenue,		
Edward Hospital, Series A, AMBAC Insured, 5.50%, 2/01/40	4,000,000	3,988,360
Southern Illinois HealthCare, AGMC Insured, 5.375%, 3/01/35	8,500,000	8,718,195
Illinois Health Facilities Authority Revenue, Northwestern Medical Facility Foundation, Refunding, NATL Insured, 5.125%, 11/15/28	5,000,000	4,803,550
Illinois State GO, Refunding, AGMC Insured, 5.00%, 1/01/23	10,000,000	10,570,600
Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%, 11/01/20	290,000	352,663
Saline Valley Conservancy District Waterworks Revenue, Saline Valley Conservancy District, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/41	7,000,000	7,140,070
St. Clair County School District No. 189 East St. Louis GO, Alternate Revenue Source, Refunding, AMBAC Insured, 5.125%, 1/01/28	7,135,000	7,290,828
		159,416,329
Indiana 0.5%		
Indiana Health and Educational Facilities Finance Authority Revenue, St. Francis, Series E, AGMC Insured, 5.25%, 5/15/41	3,750,000	3,823,500
Indianapolis Local Public Improvement Bond Bank Revenue, Waterworks Project, Series A, Assured Guaranty, 5.50%, 1/01/38	8,650,000	9,222,630
		13,046,130
Kansas 0.6%		
Overland Park Development Corp. Revenue, second tier, Overland Park Convention Center Hotel, Refunding, Series B, AMBAC Insured, 5.125%, 1/01/32	20,000,000	16,645,000
Kentucky 1.7%		
Kentucky Economic Development Finance Authority Health System Revenue, Norton Healthcare Inc.,		
Refunding, Series C, NATL Insured, 6.05%, 10/01/20	8,505,000	8,983,491
Series C, NATL Insured, Pre-Refunded, 6.05%, 10/01/20	4,255,000	4,786,450
Series C, NATL Insured, Pre-Refunded, 6.15%, 10/01/26	12,195,000	13,743,277
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project, Series A, NATL Insured, 5.00%, 9/01/37	10,000,000	10,131,800
Louisville and Jefferson County Metropolitan Sewer District and Drain System Revenue, Series A, NATL Insured, Pre-Refunded, 5.50%, 5/15/34	5,000,000	5,098,350
		42,743,368
Louisiana 2.8%		
Lafayette Public Trust Financing Authority Revenue, Ragin' Cajun Facilities, Housing and Package Project, Assured Guaranty,		
5.00%, 10/01/25	5,500,000	5,854,475
5.50%, 10/01/41	15,000,000	15,563,100
Louisiana Local Government Environmental Facilities and CDA Revenue,		
LCTCS Facilities Corp. Project, Series B, Assured Guaranty, 5.00%, 10/01/26	2,750,000	2,910,765
Parking Facilities Corp. Garage Project, Series A, AMBAC Insured, 5.375%, 10/01/31	5,480,000	5,180,847
Southeastern Louisiana University, Series A, AGMC Insured, 5.00%, 10/01/40	8,545,000	8,815,022

Semiannual Report | 139

140 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Michigan 8.7%		
Birmingham City School District GO, School Building and Site, AGMC Insured, 5.00%, 11/01/33	$ 8,135,000	$ 8,363,593
Central Michigan University Revenue, Series A, AMBAC Insured, 5.05%, 10/01/32	8,650,000	8,729,147
Detroit City School District GO, School Building and Site Improvement, Series A, AGMC Insured, Pre-Refunded, 5.125%, 5/01/31	6,500,000	6,710,015
Detroit Public Improvements GO, Series A-1, NATL Insured, 5.00%, 4/01/21	12,390,000	10,991,293
Detroit Sewer Disposal System Revenue,		
second lien, Series B, NATL Insured, 5.00%, 7/01/36	15,000,000	14,144,700
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 7/01/32	2,905,000	2,827,814
senior lien, Series B, AGMC Insured, 7.50%, 7/01/33	6,000,000	7,075,260
Detroit Water Supply System Revenue,		
second lien, Series B, AGMC Insured, 7.00%, 7/01/36	5,000,000	5,895,300
senior lien, Series A, AGMC Insured, 5.00%, 7/01/34	7,040,000	6,954,534
senior lien, Series A, NATL Insured, 5.00%, 7/01/34	10,150,000	10,026,779
Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Refunding, Series C, Assured Guaranty, 5.00%, 6/01/26	15,000,000	15,790,500
Michigan Municipal Bond Authority Revenue, Clean Water State Revolving Fund, NATL Insured, 5.00%, 10/01/23	5,095,000	5,108,145
Michigan State Building Authority Revenue, Refunding, Series IA,		
AGMC Insured, 5.00%, 10/15/36	28,895,000	29,382,748
NATL RE, FGIC Insured, 5.00%, 10/15/36	10,000,000	10,075,600
Michigan State Hospital Finance Authority Revenue,		
Hospital, Botsford Obligated Group, Refunding, Series A, NATL Insured, 5.25%, 2/15/22	2,000,000	1,990,400
Oakwood Obligated Group, Refunding, Series A, AGMC Insured, 5.00%, 8/15/31	10,000,000	10,002,400
Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/36	13,000,000	12,321,790
St. John's Hospital, Refunding, Series A, AMBAC Insured, ETM, 6.00%, 5/15/13	1,105,000	1,141,576
Trinity Health Credit Group, Series A, 6.50%, 12/01/33	25,000,000	27,410,000
Michigan State Strategic Fund Limited Obligation Revenue, Detroit Edison Co. Pollution Control Bonds Project, Refunding, Collateralized Series BB, AMBAC Insured, 7.00%, 5/01/21	250,000	319,248
Michigan State Strategic Fund Resources Recovery Limited Obligation Revenue, Detroit Education Exempt Facilities, Refunding, Series D, XLCA Insured, 5.25%, 12/15/32	10,000,000	10,006,500
Michigan State Trunk Line Revenue, Series A, AGMC Insured, Pre-Refunded, 5.25%, 11/01/30	15,000,000	15,116,850
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital, Series M, NATL Insured, 5.25%, 11/15/31	4,000,000	3,975,080
		224,359,272
Minnesota 0.6%		
Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue, sub. bond, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/35	15,000,000	15,117,450
Minnesota Agricultural and Economic Development Board Revenue, Health Care System, Refunding, Series A, NATL Insured, 5.75%, 11/15/26	180,000	180,103
Minnesota State HFAR, Rental Housing, Refunding, Series D, NATL Insured, 6.00%, 2/01/22	130,000	130,092
		15,427,645

Semiannual Report | 141

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Mississippi 0.4%		
Harrison County Wastewater Management District Revenue, Wastewater Treatment Facilities, Series A, FGIC Insured, ETM, 8.50%, 2/01/13	$ 200,000	$ 213,362
Mississippi Development Bank Special Obligation Revenue, Municipal Energy Agency, Series A, XLCA Insured, 5.00%, 3/01/36	10,915,000	9,510,894
		9,724,256
Missouri 0.8%		
Bi-State Development Agency Missouri-Illinois Metropolitan District Mass Transit Sales Tax Revenue, Metrolink Cross County Extension, Assured Guaranty, 5.00%, 10/01/39	6,000,000	6,283,620
Missouri State Health and Educational Facilities Authority Health Facilities Revenue, St. Luke's Health System, Series B, AGMC Insured, 5.50%, 11/15/35	15,000,000	15,612,600
		21,896,220
Nebraska 0.1%		
Lancaster County Hospital Authority Revenue, Bryan Memorial Hospital Project No. 1, NATL Insured, ETM, 6.70%, 6/01/22	2,500,000	3,171,200
Nevada 1.2%		
Clark County GO, Series A, AMBAC Insured, 6.50%, 6/01/17	250,000	304,910
Clark County Passenger Facility Charge Revenue, Las Vegas, McCarran International Airport, Series A,		
AGMC Insured, 5.25%, 7/01/42	5,000,000	5,049,950
Assured Guaranty, 5.25%, 7/01/39	20,000,000	20,226,800
Reno Hospital Revenue, Washoe Medical Center, Refunding, Series C, AGMC Insured, 5.375%, 6/01/39	5,000,000	5,053,400
		30,635,060
New Hampshire 0.2%		
Manchester General Airport Revenue, General, Refunding, Series A, AGMC Insured, 5.125%, 1/01/30	6,000,000	6,242,640
New Jersey 2.1%		
Essex County Improvement Authority Revenue, Garden State Cancer Center Project, AMBAC Insured, 6.00%, 12/01/20	2,100,000	2,106,447
Middlesex County COP, NATL Insured, 5.30%, 6/15/29	3,575,000	3,579,326
New Brunswick Parking Authority Revenue, Guaranteed Parking, Series A, NATL Insured, 5.00%, 9/01/34	1,500,000	1,507,575
New Jersey EDA Revenue,		
Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/29	3,450,000	3,544,634
Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/34	21,250,000	21,469,300
Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28	4,000,000	4,056,480
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System, Series A,		
6.00%, 12/15/38	9,620,000	10,631,639
Pre-Refunded, 6.00%, 12/15/38	5,380,000	7,020,954
New Jersey State Turnpike Authority Turnpike Revenue,		
Refunding, Series C, AMBAC Insured, 6.50%, 1/01/16	50,000	56,066
Series C, AMBAC Insured, ETM, 6.50%, 1/01/16	20,000	22,494
Series C, AMBAC Insured, Pre-Refunded, 6.50%, 1/01/16	230,000	258,683
		54,253,598

142 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
New York 3.1%		
MTA Revenue,		
Series B, NATL Insured, 5.00%, 11/15/28	$20,000,000	$ 20,592,600
Transportation, Series A, AGMC Insured, 5.00%, 11/15/33	20,000,000	20,512,200
MTA Service Contract Revenue, Series B, NATL Insured, 5.00%, 1/01/31	7,000,000	7,046,480
New York City Transitional Finance Authority Revenue,		
Future Tax Secured, Series A, NATL RE, FGIC Insured, 5.125%, 8/01/33	14,590,000	14,895,369
Refunding, Series B, NATL Insured, 5.00%, 8/01/32	2,230,000	2,272,437
New York State Dormitory Authority Revenues,		
State Supported Debt, Mental Health Services Facilities Improvement, Series B, NATL Insured, 5.25%, 8/15/31	5,530,000	5,536,746
Vassar Brothers Hospital, AGMC Insured, 5.375%, 7/01/25	4,000,000	4,012,760
Triborough Bridge and Tunnel Authority Revenues, Refunding, NATL Insured, 5.00%, 11/15/32	5,000,000	5,083,600
		79,952,192
North Carolina 0.3%		
Raleigh Combined Enterprise System Revenue, 5.00%, 3/01/40	7,915,000	8,502,372
North Dakota 1.2%		
Cass County Health Facilities Revenue, Health Care, Essentia Obligation, Series D, Assured Guaranty, 5.00%, 2/15/40	31,970,000	32,091,166
Ohio 2.6%		
Akron Income Tax Revenue, Community Learning Centers, Series A, NATL RE, FGIC Insured, 5.00%, 12/01/33	5,000,000	5,067,150
Cleveland Airport System Revenue, Series A, AGMC Insured, 5.00%, 1/01/31	13,780,000	13,762,086
Jefferson Area Local School District GO, School Facilities Construction and Improvement, NATL RE, FGIC Insured, 5.00%, 12/01/31	4,085,000	4,189,535
Lucas County Hospital Revenue, ProMedica Healthcare Obligated Group, Refunding, AMBAC Insured, 5.375%, 11/15/29	5,000,000	5,003,150
Ohio State Higher Educational Facility Commission Revenue, Summa Health System, 2010 Project, Refunding, Assured Guaranty, 5.25%, 11/15/40	15,000,000	15,134,250
Olentangy Local School District GO, School Facilities Construction and Improvement, Series A, FGIC Insured, Pre-Refunded, 5.25%, 12/01/32	11,450,000	12,949,492
Reynoldsburg City School District GO, School Facilities Construction and Improvement, AGMC Insured, 5.00%, 12/01/31	4,000,000	4,123,720
Springfield City School District GO, FGIC Insured, Pre-Refunded, 5.20%, 12/01/23	3,860,000	3,982,208
Toledo City School District GO, School Facilities Improvement, Series B, NATL RE, FGIC Insured, 5.00%, 12/01/32	4,000,000	4,083,640
		68,295,231
Oklahoma 0.0%[†]		
McGee Creek Authority Water Revenue, NATL Insured, 6.00%, 1/01/23	300,000	329,661
Oregon 0.5%		
Medford Hospital Facilities Authority Revenue, Asante Health System, Series A, Assured Guaranty, 5.00%, 8/15/40	4,935,000	4,995,207
Oregon Health and Science University Revenue,		
Refunding, Series B, NATL Insured, 5.25%, 7/01/15	400,000	400,996
Series A, NATL Insured, 5.00%, 7/01/32	8,000,000	8,062,400
		13,458,603

Semiannual Report | 143

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Pennsylvania 4.2%		
Allegheny County Sanitary Authority Sewer Revenue, AGMC Insured, 5.00%,		
6/01/25	$ 3,540,000	$ 3,822,280
6/01/26	5,930,000	6,350,674
Centre County Hospital Authority Revenue, Hospital, Mount Nittany Medical Center Project, Assured Guaranty,		
5.875%, 11/15/29	1,000,000	1,038,270
6.125%, 11/15/39	3,000,000	3,100,830
6.25%, 11/15/44	2,500,000	2,584,950
Delaware River Port Authority Revenue, Series E, AGMC Insured, 5.00%, 1/01/40	15,000,000	15,759,150
Lackawanna County GO, Series B, AGMC Insured, 5.00%, 9/01/35	7,500,000	7,537,650
Pennsylvania Convention Center Authority Revenue, Series A, FGIC Insured, ETM, 6.00%, 9/01/19	500,000	626,925
Pennsylvania State Public School Building Authority Lease Revenue, School District of Philadelphia Project, Refunding, Series B, AGMC Insured, 4.75%, 6/01/30	6,000,000	6,032,760
Pennsylvania State Turnpike Commission Turnpike Revenue,		
AGMC Insured, 6.00%, 12/01/41	10,000,000	10,653,600
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.25%, 6/01/38	10,000,000	10,969,900
Subordinate, Series A, Assured Guaranty, 5.00%, 6/01/39	10,000,000	10,218,000
Philadelphia Gas Works Revenue, 1998 General Ordinance, Fourth Series, AGMC Insured, 5.00%, 8/01/32	4,000,000	4,029,400
Philadelphia Water and Wastewater Revenue,		
Series A, FGIC Insured, Pre-Refunded, 5.25%, 11/01/24	2,000,000	2,115,760
Series C, AGMC Insured, 5.00%, 8/01/40	7,000,000	7,269,710
Pittsburgh Water and Sewer Authority Revenue, FGIC Insured, ETM, 7.25%, 9/01/14	50,000	54,878
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial, Refunding, Series B, Assured Guaranty, 5.375%, 7/01/35	15,000,000	15,471,600
		107,636,337
Rhode Island 1.4%		
Rhode Island State Clean Water Finance Agency Revenue, Cranston Wastewater Treatment System, NATL Insured, 5.80%, 9/01/22	7,785,000	7,786,324
Rhode Island State EDC Special Facility Revenue, first lien, Rhode Island Airport Corp. Project, CIFG Insured, 5.00%, 7/01/31	5,730,000	5,686,853
Rhode Island State Health and Educational Building Corp. Higher Education Facility Revenue, University of Rhode Island, Auxiliary Enterprise, Series B, AGMC Insured, 5.00%,		
9/15/30	7,535,000	7,811,836
9/15/35	4,500,000	4,558,635
9/15/40	10,270,000	10,373,932
Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing, Lifespan Obligated Group, Refunding, NATL Insured, 5.75%, 5/15/23	100,000	100,044
		36,317,624
South Carolina 2.1%		
Piedmont Municipal Power Agency Electric Revenue, Refunding, NATL RE, FGIC Insured, 6.25%, 1/01/21	200,000	249,908
Richland County Hospital Facilities Revenue, Community Provider, Pooled Loan Program, Series A, AGMC Insured, ETM, 7.125%, 7/01/17	1,440,000	1,680,120

144 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
South Carolina (continued)		
Scago Educational Facilities Corp. for Pickens School District Revenue, Pickens County Project, AGMC Insured, 5.00%, 12/01/31	$17,800,000	$ 18,209,934
South Carolina Jobs EDA Hospital Facilities Revenue, Palmetto Health, Refunding, Series A, AGMC Insured, 5.00%, 8/01/35	20,000,000	20,112,600
South Carolina Jobs EDA Industrial Revenue, South Carolina Electric and Gas Co. Project, Series A, AMBAC Insured, 5.20%, 11/01/27	5,000,000	5,081,950
Spartanburg Waterworks Revenue, System, Assured Guaranty, 5.00%, 6/01/39	6,000,000	6,436,740
Woodruff Roebuck Water District Water System Revenue, Improvement, Refunding, AGMC Insured, 5.00%, 6/01/40	3,000,000	3,162,570
		54,933,822
South Dakota 0.3%		
Brookings COP, Refunding, AMBAC Insured, 5.10%, 12/01/18	5,000,000	5,001,400
South Dakota Lease Revenue, Series A, AGMC Insured, 6.75%, 12/15/16	1,920,000	2,114,669
		7,116,069
Tennessee 0.4%		
Johnson City Health and Educational Facilities Board Hospital Revenue,		
Medical Center Hospital, Refunding and Improvement, NATL Insured, ETM, 5.25%, 7/01/28	8,500,000	8,499,490
Series A, NATL Insured, Pre-Refunded, 5.125%, 7/01/25	2,780,000	2,785,143
		11,284,633
Texas 5.3%		
Austin Water and Wastewater System Revenue, Refunding, AGMC Insured,		
5.125%, 5/15/27	1,325,000	1,326,603
5.25%, 5/15/31	70,000	70,048
Coastal Bend Health Facilities Development Corp. Revenue, Series B, AMBAC Insured, ETM, 6.30%, 1/01/17	7,255,000	8,092,372
Dallas-Fort Worth International Airport Revenue,		
Joint, Series A, NATL RE, FGIC Insured, 6.00%, 11/01/21	2,210,000	2,215,061
Refunding and Improvement, Joint, Series A, NATL RE, FGIC Insured, 5.625%, 11/01/21	12,000,000	12,053,760
Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured, 5.25%, 2/15/37	10,250,000	10,468,325
Harris County Houston Sports Authority Revenue, senior lien, Series G, NATL Insured, 5.25%, 11/15/30	21,325,000	19,697,263
Laredo ISD Public Facility Corp. Lease Revenue, Series C, AMBAC Insured, 5.00%, 8/01/29	1,000,000	1,002,130
Matagorda County Navigation District No. 1 Revenue, Houston Industries Inc. Project, Refunding,		
Series A, NATL Insured, 5.25%, 11/01/29	3,185,000	2,969,407
Series B, NATL Insured, 5.15%, 11/01/29	2,750,000	2,683,313
North Fort Bend Water Authority Water System Revenue, Assured Guaranty, 5.25%, 12/15/34	20,000,000	21,367,400
North Harris County Regional Water Authority Revenue, senior lien, NATL RE, FGIC Insured, 5.00%, 12/15/33	10,000,000	10,121,400
Palestine ISD, GO, School Building, Assured Guaranty, 5.50%, 2/15/39	12,530,000	13,470,251

Semiannual Report | 145

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Texas (continued)		
Pflugerville GO, NATL RE, FGIC Insured, Pre-Refunded,		
5.25%, 8/01/27	$ 3,320,000	$ 3,470,529
5.20%, 8/01/32	3,000,000	3,134,670
Port Neches-Groves ISD, GO, School Building, Assured Guaranty, 5.00%, 2/15/34	11,375,000	11,864,125
San Antonio Airport System Revenue, Improvement, sub. lien, Passenger Facility Charge, Refunding, AGMC Insured, 5.375%, 7/01/40	5,000,000	5,263,150
Tarrant County Health Facilities Development Corp. Health Systems Revenue, Harris Methodist Health System, NATL Insured, ETM, 6.00%, 9/01/24	3,250,000	4,128,442
United ISD, GO, PSF Guarantee, Pre-Refunded, 5.125%, 8/15/26	3,000,000	3,139,800
		136,538,049
Utah 0.0%†		
Provo Electric System Revenue, Series A, AMBAC Insured, ETM, 10.375%, 9/15/15	30,000	35,694
Virginia 0.8%		
Chesterfield County EDA Revenue, Bon Secours Health, Series C-2, Assured Guaranty, 5.00%, 11/01/42	8,000,000	8,164,400
Front Royal and Warren County IDA Lease Revenue, School and Capital Improvement, Series B, AGMC Insured, 5.00%, 4/01/35	5,000,000	5,093,850
Middle River Regional Jail Authority Jail Facility Revenue, NATL Insured, 5.00%, 5/15/28	3,510,000	3,646,504
Winchester IDA Educational Facilities Revenue, first mortgage, Shenandoah University Project, NATL Insured,		
5.00%, 10/01/18	1,000,000	1,002,260
5.25%, 10/01/28	1,420,000	1,420,014
		19,327,028
Washington 2.1%		
King County Sewer Revenue, Refunding,		
Second Series, AGMC Insured, 5.00%, 1/01/36	5,000,000	5,200,700
Series A, NATL RE, FGIC Insured, 5.00%, 1/01/35	6,420,000	6,538,000
Snohomish County PUD No. 1 Electric Revenue, Generation System, FGIC Insured, ETM, 6.65%, 1/01/16	4,250,000	4,935,227
Washington State Health Care Facilities Authority Revenue,		
MultiCare Health System, Series B, Assured Guaranty, 6.00%, 8/15/39	1,500,000	1,605,390
Providence Health and Services, Refunding, Series D, AGMC Insured, 5.25%, 10/01/33	18,000,000	18,704,160
Series B, NATL Insured, 5.00%, 2/15/27	5,895,000	5,491,782
Swedish Health Services, Refunding, AMBAC Insured, 5.50%, 11/15/28	13,000,000	13,000,520
		55,475,779
West Virginia 0.5%		
Shepherd University Board of Governors Revenue, Residence Facilities Projects, NATL Insured, 5.00%, 6/01/35	7,445,000	7,578,861
West Virginia State Water Development Authority Water Development Revenue, Loan Program II, Refunding, Series C-II, NATL RE, FGIC Insured, 5.00%, 11/01/36	5,000,000	5,078,300
		12,657,161

146 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Wisconsin 1.8%		
Superior Limited Obligation Revenue, Midwest Energy Resources, Refunding, Series E, NATL RE, FGIC Insured, 6.90%, 8/01/21	$ 3,000,000	$ 3,747,330
Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/36	20,000,000	22,182,200
Wisconsin State Health and Educational Facilities Authority Revenue, Aurora Medical Group Incorporate Project, AGMC Insured, 5.75%, 11/15/25	20,950,000	20,980,168
		46,909,698
U.S. Territories 3.0%		
Puerto Rico 2.1%		
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, Assured Guaranty, 5.125%, 7/01/47	10,000,000	10,036,400
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Refunding, Series CC, AGMC Insured, 5.25%,		
7/01/32	5,000,000	5,134,050
7/01/36	8,870,000	8,808,442
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub.,		
Series A, Assured Guaranty, 5.00%, 8/01/40	10,000,000	10,136,500
Series C, AGMC Insured, 5.125%, 8/01/42	20,000,000	20,451,000
		54,566,392
U.S. Virgin Islands 0.9%		
Virgin Islands PFAR, Matching Fund Loan Note, senior lien, AGMC Insured, 5.00%, 10/01/29	23,000,000	23,048,990
Total U.S. Territories		77,615,382
Total Municipal Bonds before Short Term Investments (Cost $2,466,714,082)		2,507,035,415
Short Term Investments 1.4%		
Municipal Bonds 1.4%		
Colorado 0.2%		
[a]Colorado Educational and Cultural Facilities Authority Revenue, National Jewish Federation Bond Program, Series A-10, Daily VRDN and Put, 0.17%, 9/01/37	5,640,000	5,640,000
Maryland 0.2%		
[a]Maryland State EDC, EDR, U.S. Pharmacopeial Convention Inc. Project, Refunding, Series A, Daily VRDN and Put, 0.17%, 7/01/38	5,500,000	5,500,000
Michigan 0.0%[f]		
[a]Michigan Higher Education Facilities Authority Revenue, Limited Obligation, University of Detroit Mercy Project, Refunding, Daily VRDN and Put, 0.14%, 11/01/36	300,000	300,000
Missouri 0.1%		
[a]Missouri Development Finance Board Cultural Facilities Revenue, The Nelson Gallery Foundation, Refunding, Series A, Daily VRDN and Put, 0.13%, 12/01/37	3,900,000	3,900,000
North Carolina 0.4%		
[a]North Carolina Medical Care Commission Hospital Revenue, Randolph Hospital, Refunding, Daily VRDN and Put, 0.16%, 10/01/37	9,085,000	9,085,000

Semiannual Report | 147

148 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eEffective September 1, 2008, the redemption fee was eliminated.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 149

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eEffective September 1, 2008, the redemption fee was eliminated.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

150 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the period July 1, 2009 (effective date) to February 28, 2010.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 151

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited)

Franklin Massachusetts Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 97.7%		
Massachusetts 96.9%		
Auburn GO, AMBAC Insured, 5.125%, 6/01/24	$ 1,465,000	$ 1,588,294
Boston Convention Center Act of 1997 Revenue, Special Obligation, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 5/01/27	3,970,000	4,095,055
Boston GO, Series A, NATL Insured, Pre-Refunded, 5.00%,		
2/01/21	3,000,000	3,058,320
2/01/22	2,940,000	2,997,154
Dudley-Charlton Regional School District GO, Series B, NATL RE, FGIC Insured, 5.25%, 5/01/19	3,140,000	3,730,728
Holyoke Gas and Electric Department Revenue, Series A, NATL Insured, 5.00%, 12/01/26	9,805,000	9,853,241
Lowell GO, State Qualified, AMBAC Insured, Pre-Refunded, 5.00%,		
2/01/21	1,330,000	1,369,142
2/01/22	1,405,000	1,446,349
Martha's Vineyard Land Bank Revenue, AMBAC Insured,		
4.875%, 5/01/22	2,000,000	2,060,940
5.00%, 5/01/34	7,000,000	7,080,990
Massachusetts Bay Transportation Authority Revenue, General Transportation System, Series C, NATL RE, FGIC Insured, 5.25%, 3/01/15	2,000,000	2,315,860
Massachusetts Bay Transportation Authority Sales Tax Revenue, senior bond, Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/27	5,000,000	5,197,650
Massachusetts Educational Financing Authority Education Loan Revenue,		
Issue I, Refunding, Series A, 5.50%, 1/01/22	3,000,000	3,253,740
Series I, 6.00%, 1/01/28	10,905,000	11,700,302
Massachusetts State College Building Authority Project Revenue,		
Refunding, Series A, XLCA Insured, 5.00%, 5/01/43	2,000,000	2,024,860
Refunding, Series B, XLCA Insured, 5.50%, 5/01/39	5,000,000	5,973,900
Series 1, NATL Insured, ETM, 5.375%, 5/01/23	5,000,000	5,014,200
Series A, Assured Guaranty, 5.00%, 5/01/33	10,000,000	10,453,700
Series B, 5.00%, 5/01/40	4,625,000	4,812,497
Massachusetts State Department of Transportation Metropolitan Highway System Revenue, Contract Assistance, Series B, 5.00%, 1/01/35	10,000,000	10,556,200
Massachusetts State Development Finance Agency Revenue,		
Broad Institute, Series A, 5.375%, 4/01/41	15,000,000	15,366,000
Boston University, Series T-1, AMBAC Insured, 5.00%, 10/01/35	3,600,000	3,627,540
Boston University, Series T-1, AMBAC Insured, 5.00%, 10/01/39	18,630,000	18,758,733
Brandeis University, Series N, 5.00%, 10/01/39	5,000,000	5,017,550
Massachusetts College of Pharmacy and Allied Health Sciences, Series E, Assured Guaranty, 5.00%, 7/01/31	5,000,000	5,113,600
Massachusetts College of Pharmacy and Allied Health Sciences, Series E, Assured Guaranty, 5.00%, 7/01/37	5,060,000	5,113,079
Massachusetts/Saltonstall Redevelopment Building Corp., Series A, NATL Insured, 5.125%, 2/01/34	22,400,000	20,941,760
Series A, AMBAC Insured, Pre-Refunded, 5.375%, 1/01/42	4,000,000	4,106,440
Series A, GNMA Secured, Pre-Refunded, 6.90%, 10/20/41	2,090,000	2,211,575
Series P, NATL Insured, 4.75%, 7/01/42	11,000,000	11,166,870
Sterling and Francine Clark Art Institute, 5.00%, 7/01/41	12,900,000	13,458,699
Western New England College, Refunding, Series A, Assured Guaranty, 5.00%, 9/01/33	12,200,000	12,305,042
WGBH Educational Foundation, Refunding, Series A, Assured Guaranty, 5.00%, 1/01/36	15,945,000	16,269,002
Worcester Polytechnic Institute, Refunding, NATL Insured, 5.00%, 9/01/37	12,850,000	13,035,682

152 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Massachusetts Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Massachusetts (continued)		
Massachusetts State GO,		
Consolidated Loan, Series A, AGMC Insured, Pre-Refunded, 5.00%, 3/01/24	$ 5,000,000	$ 5,782,250
Consolidated Loan, Series C, AMBAC Insured, 5.00%, 8/01/37	10,000,000	10,510,000
Consolidated Loan, Series C, FGIC Insured, Pre-Refunded, 5.25%, 11/01/30	6,205,000	6,552,976
Consolidated Loan, Series D, NATL Insured, ETM, 5.00%, 8/01/27	3,430,000	3,574,574
Consolidated Loan, Series D, NATL Insured, Pre-Refunded, 5.00%, 8/01/27	965,000	1,005,675
NATL Insured, Pre-Refunded, 5.00%, 8/01/22	4,100,000	4,270,929
Series C, FGIC Insured, Pre-Refunded, 5.25%, 11/01/30	3,440,000	3,632,915
Massachusetts State Health and Educational Facilities Authority Revenue,		
Boston College, Series N, NATL Insured, 5.125%, 6/01/33	5,000,000	5,073,000
Cable Housing and Health Services, Series A, NATL Insured, 5.25%, 7/01/23	1,000,000	992,110
Cape Cod Healthcare Obligation, Assured Guaranty, 6.00%, 11/15/28	3,000,000	3,275,190
Cape Cod Healthcare Obligation, Assured Guaranty, 5.125%, 11/15/35	3,150,000	3,157,056
Children's Hospital, Series M, 5.25%, 12/01/39	7,000,000	7,206,850
Clark Art Institute, 5.00%, 7/01/40	10,000,000	10,531,200
Emmanuel College, NATL Insured, 5.00%, 7/01/37	10,000,000	9,147,000
Harvard University, Series FF, 5.125%, 7/15/37	1,350,000	1,365,012
Harvard University, Series FF, Pre-Refunded, 5.125%, 7/15/37	300,000	312,612
Lesley University, Series A, Assured Guaranty, 5.25%, 7/01/39	9,350,000	9,596,466
New England Medical Center Hospital, Series H, FGIC Insured, Pre-Refunded, 5.00%, 5/15/22	390,000	402,737
Partners Healthcare, Refunding, Series J1, 5.00%, 7/01/39	4,345,000	4,397,966
Southcoast Health System Obligated Group, Series D, 5.00%, 7/01/39	5,500,000	5,284,070
University of Massachusetts, Series C, NATL RE, FGIC Insured, 5.125%, 10/01/34	3,000,000	3,022,380
University of Massachusetts, Worcester Campus, Series B, FGIC Insured, Pre-Refunded, 5.25%, 10/01/31	3,500,000	3,512,250
University of Massachusetts Project, Series C, NATL Insured, Pre-Refunded, 5.25%, 10/01/31	1,500,000	1,578,885
Wheelock College, Series B, NATL Insured, Pre-Refunded, 5.625%, 10/01/30	1,770,000	1,776,655
Massachusetts State HFA, MFHR, Section 8 Assisted, Series A, ETM, 7.00%, 4/01/21	430,000	585,630
Massachusetts State HFA Housing Revenue,		
Series C, 5.125%, 12/01/39	1,700,000	1,688,559
Series C, 5.35%, 12/01/49	4,500,000	4,516,830
Series D, 5.05%, 6/01/40	4,815,000	4,873,069
Massachusetts State Port Authority Revenue,		
Series A, AGMC Insured, 4.50%, 7/01/32	5,590,000	5,643,832
Series A, AGMC Insured, 4.50%, 7/01/37	7,935,000	7,815,340
Series A, AMBAC Insured, 5.00%, 7/01/35	12,000,000	12,283,800
US Airways Project, NATL Insured, 6.00%, 9/01/21	4,700,000	4,453,344
US Airways Project, Series A, NATL Insured, 5.875%, 9/01/23	4,500,000	4,100,580
Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Series A, AMBAC Insured, 4.75%, 8/15/32	15,000,000	15,421,500
Massachusetts State Special Obligation Dedicated Tax Revenue,		
FGIC Insured, Pre-Refunded, 5.25%, 1/01/29	5,000,000	5,546,950
Refunding, NATL RE, FGIC Insured, 5.50%, 1/01/25	15,900,000	18,486,453
Refunding, NATL RE, FGIC Insured, 5.50%, 1/01/34	16,900,000	18,410,691

Semiannual Report | 153

See Abbreviations on page 190.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

154 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eEffective September 1, 2008, the redemption fee was eliminated.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 155

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eEffective September 1, 2008, the redemption fee was eliminated.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

156 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eEffective September 1, 2008, the redemption fee was eliminated.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 157

aFor the period July 1, 2008 (effective date) to February 28, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eEffective September 1, 2008, the redemption fee was eliminated.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

158 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited)

Franklin New Jersey Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 99.0%		
Delaware 0.7%		
Delaware River and Bay Authority Revenue, NATL Insured, 5.00%, 1/01/27	$10,000,000	$ 10,149,900
New Jersey 70.4%		
Atlantic County Improvement Authority Luxury Tax Revenue, Convention Center Project, NATL Insured, ETM, 7.40%, 7/01/16	8,255,000	9,721,171
Bergen County Improvement Authority School District Revenue GO, Wyckoff Township Board of Education Project, 5.00%, 4/01/32	3,400,000	3,568,470
Bergen County Utilities Authority Water PCR, System, AMBAC Insured, 5.00%, 12/15/31	3,000,000	3,105,900
Berhards Township School District GO, NATL Insured,		
5.00%, 7/15/30	1,680,000	1,762,102
Pre-Refunded, 5.00%, 7/15/30	8,358,000	9,765,487
Cape May County Industrial PCFA Revenue, Atlantic City Electric Co., Refunding, Series A, NATL Insured, 6.80%, 3/01/21	5,400,000	6,817,932
Egg Harbor Township School District GO, NATL Insured, Pre-Refunded, 5.00%, 4/01/30	3,027,000	3,511,804
Essex County Improvement Authority Lease Revenue,		
6.00%, 11/01/25	5,000,000	5,084,000
6.25%, 11/01/30	1,690,000	1,718,071
Higher Education Student Assistance Authority Student Loan Revenue, Series A, NATL Insured, 6.15%, 6/01/19	1,150,000	1,151,484
Hoboken GO, Parking Utility, Series A, FGIC Insured, 5.00%, 1/01/23	4,315,000	4,350,340
Hudson County Improvement Authority Lease Revenue, County Secured, County Services Building Project, AGMC Insured, 5.00%, 4/01/32	3,895,000	4,032,532
Hudson County Improvement Authority Parking Revenue, County-Guaranteed, Harrison Parking Facility Redevelopment Project, Series C, Assured Guaranty, 5.125%, 1/01/34	2,000,000	2,108,980
Middlesex County COP, NATL Insured,		
5.00%, 8/01/31	3,250,000	3,252,438
zero cpn., 6/15/24	1,000,000	560,740
Middlesex County Improvement Authority Lease Revenue, County Guaranteed, Regional Educational Services Commission, 5.25%, 12/15/33	3,000,000	3,256,170
Middlesex County Improvement Authority Revenue, Administration Building Residential Project, FNMA Insured,		
5.25%, 7/01/21	750,000	750,923
5.35%, 7/01/34	1,575,000	1,575,630
Morristown Parking Authority Parking Revenue, NATL Insured, 5.00%,		
8/01/30	1,815,000	1,929,127
8/01/33	2,630,000	2,765,550
Mount Olive Township Board of Education GO, NATL Insured, Pre-Refunded, 5.00%, 7/15/29	7,875,000	8,908,279
New Jersey EDA Lease Revenue, International Center for Public Health Project, University of Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32	5,000,000	5,002,400
New Jersey EDA Revenue,		
Cigarette Tax, 5.50%, 6/15/24	5,000,000	4,874,250
Cigarette Tax, 5.75%, 6/15/34	5,000,000	4,646,450
Montclair State University, Provident Group, Montclair Properties LLC, Series A, 5.875%, 6/01/42	17,950,000	17,909,971
Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/27	5,000,000	5,170,900
Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/29	12,500,000	12,842,875
Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/34	10,000,000	10,103,200

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Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin New Jersey Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
New Jersey (continued)		
New Jersey EDA Revenue, (continued)		
Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28	$16,240,000	$ 16,469,309
School Facilities Construction, Refunding, Series K, NATL RE, FGIC Insured, 5.25%, 12/15/21	10,000,000	11,573,700
School Facilities Construction, Refunding, Series N-1, NATL RE, FGIC Insured, 5.50%, 9/01/27	8,660,000	9,830,919
School Facilities Construction, Series C, NATL Insured, 4.75%, 6/15/25	16,500,000	16,573,755
School Facilities Construction, Series L, AGMC Insured, 5.00%, 3/01/30	3,500,000	3,584,210
School Facilities Construction, Series O, 5.125%, 3/01/28	5,000,000	5,201,100
School Facilities Construction, Series U, AMBAC Insured, 5.00%, 9/01/37	5,000,000	5,089,400
School Facilities Construction, Series Y, 5.00%, 9/01/33	6,000,000	6,134,760
School Facilities Construction, Series Z, Assured Guaranty, 5.50%, 12/15/34	3,000,000	3,180,330
New Jersey EDA State Lease Revenue, Liberty State Park Lease Rental, Refunding, AMBAC Insured, 5.75%, 3/15/20	4,605,000	4,620,519
New Jersey EDA Water Facilities Revenue, New Jersey American Water Co., Refunding,		
Series A, 5.70%, 10/01/39	10,000,000	10,167,500
Series B, 5.00%, 10/01/39	8,750,000	8,854,562
New Jersey Health Care Facilities Financing Authority Revenue,		
Atlantic City Medical Center, Pre-Refunded, 5.75%, 7/01/25	2,170,000	2,267,259
Atlantic City Medical Center, Refunding, 5.75%, 7/01/25	2,830,000	2,878,535
Atlantic Health System Hospital Corp., 6.00%, 7/01/41	10,600,000	11,328,856
Atlantic Health System Hospital Corp., Series A, 5.00%, 7/01/27	8,000,000	8,114,800
Atlanticare Regional Medical Center, 5.00%, 7/01/25	4,605,000	4,716,717
Atlanticare Regional Medical Center, Refunding, 5.00%, 7/01/37	19,490,000	18,857,355
Burdette Tomlin Memorial Hospital, 5.50%, 7/01/29	5,725,000	5,725,515
Englewood Hospital, NATL Insured, 5.00%, 8/01/31	9,275,000	9,336,957
Hackensack University Medical Center, Refunding, Assured Guaranty, 5.25%, 1/01/31	5,000,000	5,156,800
Hackensack University Medical Center, Refunding, Assured Guaranty, 5.25%, 1/01/36	5,000,000	5,104,650
Holy Name Hospital, 5.00%, 7/01/36	5,000,000	4,216,650
Hunterdon Medical Center, Series A, 5.125%, 7/01/35	2,000,000	1,900,920
Jersey City Medical Center, AMBAC Insured, 5.00%, 8/01/31	4,050,000	4,056,683
Meridian Health System Obligated Group Issue, AGMC Insured, 5.25%, 7/01/29	20,000,000	19,999,800
Meridian Health System Obligated Group Issue, Refunding, AGMC Insured, 5.375%, 7/01/24	6,500,000	6,502,925
Meridian Health System Obligated Group Issue, Tranche I, Assured Guaranty, 5.00%, 7/01/38	9,980,000	10,117,425
Meridian Health System Obligated Group Issue, Tranche II, Assured Guaranty, 5.00%, 7/01/38	13,940,000	14,131,954
Somerset Medical Center, 5.75%, 7/01/28	11,000,000	9,642,050
South Jersey Hospital, 5.00%, 7/01/36	10,000,000	9,574,400
South Jersey Hospital, 5.00%, 7/01/46	27,200,000	25,660,752
South Jersey Hospital, Pre-Refunded, 5.875%, 7/01/21	10,000,000	10,462,700
South Jersey Hospital, Pre-Refunded, 6.00%, 7/01/32	18,600,000	19,479,594
Southern Ocean County Hospital, AGMC Insured, 5.00%, 7/01/27	2,000,000	2,000,380
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	10,000,000	8,794,200
St. Mary's Hospital, ETM, 5.875%, 7/01/12	545,000	569,983
St. Mary's Hospital Passaic, Series 1, 5.00%, 3/01/26	3,355,000	3,393,448

160 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin New Jersey Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
New Jersey (continued)		
New Jersey Health Care Facilities Financing Authority Revenue, (continued)		
St. Peters University Hospital, Refunding, 6.00%, 7/01/26	$ 1,000,000	$ 1,008,760
St. Peters University Hospital, Refunding, 6.25%, 7/01/35	3,400,000	3,387,114
Virtua Health, Assured Guaranty, 5.50%, 7/01/38	10,000,000	10,431,300
New Jersey Health Care Facilities Financing Authority State Contract Revenue, Hospital Asset Transformation Program, Series A,		
5.75%, 10/01/31	10,000,000	10,746,600
5.25%, 10/01/38	15,000,000	15,211,500
New Jersey State COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/29	1,000,000	1,050,010
New Jersey State Educational Facilities Authority Revenue,		
5.00%, 7/01/39	15,000,000	16,372,950
College of New Jersey, Refunding, Series D, AGMC Insured, 5.00%, 7/01/28	5,940,000	6,140,594
College of New Jersey, Refunding, Series D, AGMC Insured, 5.00%, 7/01/35	11,000,000	11,306,240
Kean University, Refunding, Series A, 5.50%, 9/01/36	6,500,000	6,931,990
Kean University, Series B, NATL Insured, Pre-Refunded, 5.00%, 7/01/30	5,240,000	6,248,228
Kean University, Series D, AGMC Insured, 5.00%, 7/01/39	1,000,000	1,016,580
Kean University, Series D, FGIC Insured, Pre-Refunded, 5.00%, 7/01/33	10,000,000	10,812,000
Kean University, Series D, NATL RE, FGIC Insured, 5.00%, 7/01/39	4,695,000	4,748,992
Montclair State University, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/31	10,000,000	10,123,100
Montclair State University, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/36	20,000,000	20,272,000
Montclair State University, Series J, 5.25%, 7/01/38	2,000,000	2,052,840
Princeton University, Refunding, Series A, 5.00%, 7/01/30	5,000,000	5,287,700
Princeton University, Refunding, Series E, 5.00%, 7/01/33	5,000,000	5,367,050
Princeton University, Series D, Pre-Refunded, 5.00%, 7/01/29	1,000,000	1,130,950
Ramapo College of New Jersey, Series D, NATL Insured, Pre-Refunded, 5.00%, 7/01/36	6,745,000	8,042,805
Refunding, Series D, 5.00%, 7/01/27	1,325,000	1,314,890
Refunding, Series D, 5.00%, 7/01/33	1,000,000	947,780
Richard Stockton College, Refunding, Series A, 5.375%, 7/01/38	5,000,000	5,153,450
Richard Stockton College, Refunding, Series F, AMBAC Insured, 5.00%, 7/01/28	2,370,000	2,436,976
Rowan University, Refunding, Series D, AMBAC Insured, 5.00%, 7/01/24	1,755,000	1,854,052
Seton Hall University, Refunding, Series E, 6.25%, 7/01/37	5,000,000	5,578,000
Stevens Institute of Technology, Refunding, Series A, 5.00%, 7/01/34	4,750,000	4,478,347
Stevens Institute of Technology, Refunding, Series I, 5.00%, 7/01/18	590,000	590,543
Stevens Institute of Technology, Refunding, Series I, 5.00%, 7/01/28	865,000	864,957
Stevens Institute of Technology, Series I, ETM, 5.00%, 7/01/18	510,000	511,321
Stevens Institute of Technology, Series I, ETM, 5.00%, 7/01/28	710,000	710,795
William Paterson University, Series C, Assured Guaranty, 5.00%, 7/01/38	5,500,000	5,588,550
New Jersey State Higher Education Assistance Authority Student Loan Revenue,		
Refunding, Series 1, 5.875%, 12/01/33	2,140,000	2,208,737
Refunding, Series 1A, 5.00%, 12/01/25	4,150,000	4,323,096
Refunding, Series 1A, 5.00%, 12/01/26	2,000,000	2,069,440
Refunding, Series 1A, 5.125%, 12/01/27	5,000,000	5,181,400
Refunding, Series 1A, 5.25%, 12/01/28	5,000,000	5,199,500
Series 2, 5.00%, 12/01/26	4,125,000	4,279,193
Series 2, 5.00%, 12/01/27	3,000,000	3,091,530
Series 2, 5.00%, 12/01/28	2,955,000	3,033,958
Series 2, 5.00%, 12/01/30	1,500,000	1,522,065

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Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin New Jersey Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
New Jersey (continued)		
New Jersey State Higher Education Assistance Authority Student Loan Revenue, (continued)		
Series 2, 5.00%, 12/01/36	$ 1,000,000	$ 1,000,000
Series A, 5.625%, 6/01/30	14,500,000	15,216,445
Series A, Assured Guaranty, 6.125%, 6/01/30	10,000,000	10,542,300
New Jersey State Housing and Mortgage Finance Agency MFHR,		
Series A1, AGMC Insured, 6.35%, 11/01/31	2,000,000	2,001,360
Series B, AGMC Insured, 6.25%, 11/01/26	970,000	970,863
Series D, AGMC Insured, 5.50%, 5/01/22	650,000	651,625
Series E1, AGMC Insured, 5.70%, 5/01/20	2,405,000	2,407,718
Series E1, AGMC Insured, 5.75%, 5/01/25	1,090,000	1,091,003
Series I, 5.75%, 11/01/38	2,910,000	2,980,102
New Jersey State Housing and Mortgage Finance Agency Revenue,		
Home Buyer, Series CC, NATL Insured, 5.875%, 10/01/31	150,000	150,086
Series AA, 6.50%, 10/01/38	6,280,000	6,618,366
New Jersey State Transportation Trust Fund Authority Revenue,		
Capital Appreciation, Transportation System, Series A, zero cpn., 12/15/29	5,000,000	1,700,350
Capital Appreciation, Transportation System, Series C, AGMC Insured, zero cpn., 12/15/33	10,000,000	2,532,300
Transportation System, Refunding, Series B, AMBAC Insured, 5.25%, 12/15/23	5,000,000	5,721,550
Transportation System, Series A, 6.00%, 12/15/38	16,110,000	17,804,128
Transportation System, Series A, 5.50%, 6/15/41	5,000,000	5,338,500
Transportation System, Series A, AGMC Insured, 5.00%, 12/15/34	15,000,000	15,289,950
Transportation System, Series A, AMBAC Insured, 5.00%, 12/15/34	10,000,000	10,193,300
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38	8,890,000	11,601,539
Transportation System, Series A, zero cpn., 12/15/32	10,000,000	2,733,600
New Jersey State Turnpike Authority Turnpike Revenue,		
Growth and Income Securities, Series B, AMBAC Insured, zero cpn. to 1/01/15, 5.15% thereafter, 1/01/35	7,500,000	6,370,875
Refunding, Series I, 5.00%, 1/01/35	5,000,000	5,126,200
Series A, AMBAC Insured, 5.00%, 1/01/30	13,500,000	13,707,765
Series E, 5.25%, 1/01/40	25,000,000	26,014,250
Series H, 5.00%, 1/01/36	14,000,000	14,335,020
Newark Housing Authority Port Authority Revenue, Newark Marine Terminal, NATL Insured, Pre-Refunded,		
5.00%, 1/01/26	3,245,000	3,593,253
5.50%, 1/01/27	3,240,000	3,625,106
5.50%, 1/01/28	2,000,000	2,237,720
5.00%, 1/01/34	15,000,000	16,609,800
North Hudson Sewer Authority Sewer Revenue, Series C, NATL Insured, 5.00%,		
8/01/22	1,000,000	1,001,520
8/01/31	1,000,000	1,000,500
Passaic County Improvement Authority Parking Facilities Revenue, 200 Hospital Plaza Corp. Project, 5.00%, 5/01/42	3,200,000	3,329,728
Rutgers State University Revenue, Series F, 5.00%, 5/01/39	20,000,000	20,970,200
Salem County PCFA, PCR, Atlantic City Electric, Refunding, Series A, 4.875%, 6/01/29	5,000,000	5,232,050
South Jersey Transportation Authority Transportation System Revenue, AMBAC Insured, 5.00%, 11/01/29	12,000,000	12,007,920

162 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin New Jersey Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
New Jersey (continued)		
Sussex County Municipal Utilities Authority Wastewater Facilities Revenue, Capital Appreciation, Series B, AGMC Insured, zero cpn.,		
12/01/35	$ 2,815,000	$ 826,709
12/01/36	2,810,000	796,214
12/01/37	2,815,000	752,956
12/01/38	2,810,000	710,986
Tobacco Settlement FICO Revenue, Asset-Backed, Pre-Refunded, 6.00%, 6/01/37	13,000,000	13,552,370
Union County Utilities Authority Solid Waste Revenue, Ogden Martin, Refunding, Series A, AMBAC Insured, 5.35%, 6/01/23	1,980,000	1,944,320
University of Medicine and Dentistry COP,		
AMBAC Insured, 5.00%, 4/15/32	2,000,000	1,957,100
NATL Insured, 5.00%, 6/15/36	12,500,000	11,985,000
Series A, NATL Insured, 5.00%, 9/01/22	1,700,000	1,738,284
University of Medicine and Dentistry Revenue, Series A, AMBAC Insured, 5.00%,		
12/01/24	2,500,000	2,512,000
12/01/31	28,395,000	27,791,322
Upper Freehold Regional School District GO, NATL Insured, Pre-Refunded, 5.00%, 2/15/35	8,730,000	10,513,277
		1,010,933,961
New York 6.9%		
Port Authority of New York and New Jersey Revenue, Consolidated,		
One Hundred Fifty-Third Series, Refunding, 5.00%, 7/15/38	8,850,000	9,240,816
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/34	10,000,000	10,470,100
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/37	5,000,000	5,197,600
One Hundred Forty-Fourth Series, 5.00%, 10/01/29	5,000,000	5,326,350
One Hundred Forty-Ninth Series, 5.00%, 11/15/31	10,000,000	10,565,600
One Hundred Sixtieth Series, Refunding, 5.00%, 9/15/36	15,000,000	15,778,800
One Hundred Sixty-First Series, 5.00%, 10/15/33	10,000,000	10,636,400
One Hundred Twenty-Fifth Series, AGMC Insured, 5.00%, 4/15/32	23,950,000	24,347,091
Port Authority of New York and New Jersey Special Obligation Revenue, John F. Kennedy International Airport Terminal, NATL Insured, 5.75%, 12/01/22	8,000,000	7,850,160
		99,412,917
Pennsylvania 1.4%		
Delaware River Joint Toll Bridge Commission Bridge Revenue, Series A, NATL Insured, 5.00%, 7/01/35	5,000,000	5,118,700
Delaware River Port Authority Revenue, Series E, 5.00%, 1/01/35	14,000,000	14,450,940
		19,569,640
U.S. Territories 19.6%		
Puerto Rico 19.3%		
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/44	4,100,000	4,142,927

Semiannual Report | 163

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin New Jersey Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
U.S. Territories (continued)		
Puerto Rico (continued)		
Puerto Rico Commonwealth GO, Public Improvement,		
Refunding, AGMC Insured, 5.125%, 7/01/30	$ 8,350,000	$ 8,350,584
Refunding, Series A-4, AGMC Insured, 5.00%, 7/01/31	5,000,000	4,993,400
Series A, 5.00%, 7/01/29	10,000,000	9,964,300
Series B, 5.00%, 7/01/35	1,825,000	1,681,792
Series B, Pre-Refunded, 5.00%, 7/01/35	3,175,000	3,802,507
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Refunding, Series CC, AGMC Insured, 5.25%, 7/01/34	5,000,000	5,012,850
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Refunding, Series N, NATL Insured, 5.25%, 7/01/32	10,000,000	9,583,900
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue,		
5.00%, 7/01/46	14,200,000	12,496,142
Series B, 5.00%, 7/01/37	8,000,000	7,257,120
Puerto Rico Electric Power Authority Power Revenue,		
Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	30,000,000	35,125,800
Series TT, 5.00%, 7/01/32	17,000,000	16,381,030
Series TT, 5.00%, 7/01/37	17,925,000	16,883,737
Series WW, 5.50%, 7/01/38	16,620,000	16,665,373
Series XX, 5.25%, 7/01/40	17,000,000	16,387,660
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Educational Facilities Revenue, University Plaza Project, Series A, NATL Insured, 5.00%, 7/01/33	1,000,000	920,160
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding,		
Series D, 5.375%, 7/01/33	6,830,000	6,773,106
Series N, 5.00%, 7/01/32	20,000,000	18,791,400
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub.,		
Series A, 5.75%, 8/01/37	10,000,000	10,358,700
Series A, 5.50%, 8/01/42	17,000,000	17,250,240
Series A, 6.00%, 8/01/42	32,000,000	33,597,440
Series C, 5.50%, 8/01/40	20,000,000	20,336,600
		276,756,768
U.S. Virgin Islands 0.3%		
Virgin Islands PFAR, Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33	5,000,000	4,780,950
Total U.S. Territories		281,537,718
Total Municipal Bonds (Cost $1,387,474,031) 99.0%		1,421,604,136
Other Assets, less Liabilities 1.0%		14,530,885
Net Assets 100.0%		$1,436,135,021

See Abbreviations on page 190.

164 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 165

166 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 167

Franklin Tax-Free Trust

Financial Statements (continued)

Statements of Assets and Liabilities (continued)
August 31, 2011 (unaudited)

168 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 169

170 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 171

172 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 173

174 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-four separate funds, seven of which are included in this report (Funds). The financial statements of the remaining funds in the Trust are presented separately. The classes of shares offered within each of the Funds are indicated below. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.

Semiannual Report | 175

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b. Securities Purchased on a When-Issued Basis

The Funds purchase securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c. Income Taxes

It is each fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required. Each fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. Each fund records a provision for taxes in its financial statements including penalties and interest, if any, for a tax position taken on a tax return (or expected to be taken) when it fails to meet the more likely than not (a greater than 50% probability) threshold and based on the technical merits, the tax position may not be sustained upon examination by the tax authorities. As of August 31, 2011, and for all open tax years, each fund has determined that no provision for income tax is required in each fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their

176 | Semiannual Report

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Security Transactions, Investment Income, Expenses and Distributions (continued)

tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Funds are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There is no guarantee the insurer will be able to fulfill its obligations under the terms of the policy.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Semiannual Report | 177

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST

At August 31, 2011, there were an unlimited number of shares authorized (without par value).

Transactions in the Funds’ shares were as follows:

Franklin Double Tax-Free Income Fund		Franklin Federal Intermediate-Term Tax-Free Income Fund	
	Shares	Amount	Shares	Amount
Class A Shares:				
Six Months ended August 31, 2011				
Shares sold	3,967,070	$ 45,152,898	20,672,711	$ 240,676,233
Shares issued in reinvestment of distributions	904,914	10,286,357	1,670,347	19,449,549
Shares redeemed	(4,378,143)	(49,281,333)	(28,613,577)	(327,368,007)
Net increase (decrease)	493,841	$ 6,157,922	(6,270,519)	$ (67,242,225)
Year ended February 28, 2011				
Shares sold	12,293,945	$ 144,158,642	63,204,912	$ 736,824,122
Shares issued in reinvestment of distributions	1,601,287	18,615,435	3,388,266	39,394,126
Shares redeemed	(10,746,413)	(123,739,507)	(56,037,915)	(651,693,793)
Net increase (decrease)	3,148,819	$ 39,034,570	10,555,263	$ 124,524,455
Class C Shares:				
Six Months ended August 31, 2011				
Shares sold	566,196	$ 6,468,858	4,309,577	$ 50,335,261
Shares issued in reinvestment of distributions	140,262	1,600,251	324,254	3,786,623
Shares redeemed	(996,399)	(11,256,409)	(4,339,008)	(50,401,720)
Net increase (decrease)	(289,941)	$ (3,187,300)	294,823	$ 3,720,164
Year ended February 28, 2011				
Shares sold	2,941,997	$ 34,905,756	18,135,107	$ 212,081,002
Shares issued in reinvestment of distributions	245,137	2,860,927	551,031	6,422,164
Shares redeemed	(2,440,739)	(28,071,859)	(9,670,299)	(111,547,290)
Net increase (decrease)	746,395	$ 9,694,824	9,015,839	$ 106,955,876
Advisor Class Shares:				
Six Months ended August 31, 2011				
Shares sold	425,720	$ 4,715,507	25,563,184	$ 293,305,004
Shares issued in reinvestment of distributions	8,004	91,723	490,798	5,742,446
Shares redeemed	(114,481)	(1,296,871)	(13,349,750)	(154,176,516)
Net increase (decrease)	319,243	$ 3,510,359	12,704,232	$ 144,870,934
Year ended February 28, 2011				
Shares sold	320,102	$ 3,820,012	40,017,865	$ 473,005,449
Shares issued in reinvestment of distributions	2,605	29,711	289,287	3,344,425
Shares redeemed	(173,336)	(1,964,143)	(14,718,966)	(169,695,669)
Net increase (decrease)	149,371	$ 1,885,580	25,588,186	$ 306,654,205

178 | Semiannual Report

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) *(continued)*

2. Shares of Beneficial Interest *(continued)*

	Franklin Federal Limited-Term Tax-Free Income Fund		Franklin High Yield Tax-Free Income Fund	
	Shares	Amount	Shares	Amount
Class A Shares:				
Six Months ended August 31, 2011				
Shares sold	17,114,230	$ 178,313,161	38,181,839	$ 375,106,736
Shares issued in reinvestment of distributions	433,895	4,519,948	10,506,756	103,305,542
Shares redeemed	(15,654,903)	(163,104,117)	(55,475,208)	(540,992,365)
Net increase (decrease)	1,893,222	$ 19,728,992	(6,786,613)	$ (62,580,087)
Year ended February 28, 2011				
Shares sold	47,804,572	$ 494,798,400	97,296,734	$ 977,100,810
Shares issued in reinvestment of distributions	685,744	7,097,403	19,020,088	189,973,012
Shares redeemed	(23,004,978)	(237,602,249)	(129,935,472)	(1,282,312,373)
Net increase (decrease)	25,485,338	$ 264,293,554	(13,618,650)	$ (115,238,551)
Class B Shares:				
Six Months ended August 31, 2011				
Shares sold			11,163	$ 110,921
Shares issued in reinvestment of distributions			51,279	507,072
Shares redeemed			(1,362,789)	(13,459,455)
Net increase (decrease)			(1,300,347)	$ (12,841,462)
Year ended February 28, 2011				
Shares sold			87,916	$ 890,508
Shares issued in reinvestment of distributions			150,334	1,518,140
Shares redeemed			(3,614,227)	(36,439,830)
Net increase (decrease)			(3,375,977)	$ (34,031,182)
Class C Shares:				
Six Months ended August 31, 2011				
Shares sold			8,610,616	$ 85,829,534
Shares issued in reinvestment of distributions			1,869,410	18,638,761
Shares redeemed			(10,136,596)	(100,661,739)
Net increase (decrease)			343,430	$ 3,806,556
Year ended February 28, 2011				
Shares sold			25,557,425	$ 261,096,346
Shares issued in reinvestment of distributions			3,262,596	33,020,628
Shares redeemed			(25,514,255)	(254,166,873)
Net increase (decrease)			3,305,766	$ 39,950,101

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Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) *(continued)*

2. Shares of Beneficial Interest *(continued)*

	Franklin Insured Tax-Free Income Fund		Franklin Massachusetts Tax-Free Income Fund	
	Shares	Amount	Shares	Amount
Class C Shares:				
Six Months ended August 31, 2011				
Shares sold	2,921,539	$ 34,401,277	316,023	$ 3,603,304
Shares issued in reinvestment of distributions	511,023	6,016,116	100,955	1,153,783
Shares redeemed	(4,397,865)	(51,457,646)	(930,925)	(10,579,171)
Net increase (decrease)	(965,303)	$ (11,040,253)	(513,947)	$ (5,822,084)
Year ended February 28, 2011				
Shares sold	15,866,963	$ 191,491,289	1,477,347	$ 17,369,988
Shares issued in reinvestment of distributions	895,703	10,660,143	207,781	2,405,707
Shares redeemed	(11,583,274)	(134,862,862)	(1,407,681)	(16,026,548)
Net increase (decrease)	5,179,392	$ 67,288,570	277,447	$ 3,749,147
Advisor Class Shares:				
Six Months ended August 31, 2011				
Shares sold	2,363,731	$ 26,814,586	233,299	$ 2,582,629
Shares issued in reinvestment of distributions	60,437	705,642	3,242	37,129
Shares redeemed	(850,292)	(9,991,772)	(65,504)	(738,729)
Net increase (decrease)	1,573,876	$ 17,528,456	171,037	$ 1,881,029
Year ended February 28, 2011				
Shares sold	1,782,234	$ 21,003,725	304,882	$ 3,519,329
Shares issued in reinvestment of distributions	26,203	303,387	1,017	11,327
Shares redeemed	(681,998)	(7,841,554)	(291,047)	(3,267,295)
Net increase (decrease)	1,126,439	$ 13,465,558	14,852	$ 263,361

	Franklin New Jersey Tax-Free Income Fund	
	Shares	Amount
Class A Shares:		
Six Months ended August 31, 2011		
Shares sold	5,339,583	$ 62,316,449
Shares issued in reinvestment of distributions	1,523,372	17,861,929
Shares redeemed	(12,744,296)	(147,747,782)
Net increase (decrease)	(5,881,341)	$ (67,569,404)
Year ended February 28, 2011		
Shares sold	20,185,765	$ 242,001,145
Shares issued in reinvestment of distributions	3,056,452	36,523,792
Shares redeemed	(27,621,919)	(325,118,922)
Net increase (decrease)	(4,379,702)	$ (46,593,985)

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Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) *(continued)*

2. Shares of Beneficial Interest *(continued)*

	Franklin New Jersey Tax-Free Income Fund	
	Shares	Amount
Class B Shares:		
Six Months ended August 31, 2011		
Shares sold	4,925	$ 56,868
Shares issued in reinvestment of distributions	16,073	189,136
Shares redeemed	(505,932)	(5,935,485)
Net increase (decrease)	(484,934)	$ (5,689,481)
Year ended February 28, 2011		
Shares sold	9,060	$ 109,359
Shares issued in reinvestment of distributions	57,866	698,723
Shares redeemed	(1,658,524)	(20,055,744)
Net increase (decrease)	(1,591,598)	$ (19,247,662)
Class C Shares:		
Six Months ended August 31, 2011		
Shares sold	1,155,565	$ 13,659,690
Shares issued in reinvestment of distributions	338,658	4,008,919
Shares redeemed	(2,987,461)	(35,076,752)
Net increase (decrease)	(1,493,238)	$ (17,408,143)
Year ended February 28, 2011		
Shares sold	6,003,031	$ 73,210,281
Shares issued in reinvestment of distributions	674,149	8,133,129
Shares redeemed	(7,012,230)	(83,065,636)
Net increase (decrease)	(335,050)	$ (1,722,226)
Advisor Class Shares:		
Six Months ended August 31, 2011		
Shares sold	1,959,441	$ 22,461,298
Shares issued in reinvestment of distributions	37,945	447,076
Shares redeemed	(468,495)	(5,465,152)
Net increase (decrease)	1,528,891	$ 17,443,222
Year ended February 28, 2011		
Shares sold	1,889,953	$ 22,850,704
Shares issued in reinvestment of distributions	11,993	139,920
Shares redeemed	(843,475)	(9,915,616)
Net increase (decrease)	1,058,471	$ 13,075,008

182 | Semiannual Report

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

a. Management Fees

The Funds, except the Franklin Federal Limited-Term Tax-Free Income Fund, pay an investment management fee to Advisers based on the month-end net assets of each of the funds as follows:

The Franklin Federal Limited-Term Tax-Free Income Fund pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

b. Administrative Fees

FT Services provides administrative services to the Funds. The Franklin Federal Limited-Term Tax-Free Income Fund pays an administrative fee to FT Services of 0.20% per year of its average daily net assets. Under an agreement with Advisers, the administrative fee for the Funds, except the Franklin Federal Limited-Term Tax-Free Income Fund, is paid by Advisers based on each fund’s average daily net assets, and is not an additional expense of the funds.

Semiannual Report | 183

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
c.	Distribution Fees

The Trust’s Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of the Funds’ shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the funds’ Class B and C compensation distribution plans, the funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has

184 | Semiannual Report

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Sales Charges/Underwriting Agreements (continued)

advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

e. Transfer Agent Fees

For the period ended August 31, 2011, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

FT Services and Advisers have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Franklin Federal Limited-Term Tax-Free Income Fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding distribution fees, and acquired fund fees and expenses) for each class of the fund do not exceed 0.45% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until June 30, 2012.

Semiannual Report | 185

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At February 28, 2011, the capital loss carryforwards were as follows:

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous law. Any post-enactment capital losses generated will be required to be utilized prior to the losses incurred in pre-enactment tax years.

For tax purposes, realized capital losses occurring subsequent to October 31 may be deferred and treated as occurring on the first day of the following fiscal year. At February 28, 2011, deferred losses were as follows:

186 | Semiannual Report

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES (continued)

At August 31, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts, non-deductible expenses, regulatory settlements, and wash sales.

Semiannual Report | 187

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2011, were as follows:

6. CREDIT RISK

At August 31, 2011, the Franklin High Yield Tax-Free Income Fund had 22.30% of its portfolio invested in high yield or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

7. CONCENTRATION OF RISK

The Franklin Double Tax-Free Income Fund, Franklin Massachusetts Tax-Free Income Fund and Franklin New Jersey Tax-Free Income Fund invest a large percentage of their total assets in obligations of issuers within their respective state and U.S. territories. Such concentration may subject the funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

8. CREDIT FACILITY

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 20, 2012. This Global Credit Facility provides a source of funds to the Borrowers for

188 | Semiannual Report

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

8. CREDIT FACILITY (continued)

temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statements of Operations. During the period ended August 31, 2011, the Funds did not use the Global Credit Facility.

9. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At August 31, 2011, all of the Funds’ investments in securities carried at fair value were in Level 2 inputs.

10. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and

Semiannual Report | 189

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

10. NEW ACCOUNTING PRONOUNCEMENTS (continued)

include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Funds are currently evaluating the impact, if any, of applying this provision.

11. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Franklin Tax-Free Trust

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Semiannual Report | 191

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Franklin Templeton Funds

Literature Request. To receive a summary prospectus and/or prospectus, please call us at (800) DIAL BEN/342-5236 or visit franklintempleton.com. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information. Please carefully read a prospectus before investing. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

VALUE

Franklin All Cap Value Fund

Franklin Balance Sheet Investment Fund Franklin Large Cap Value Fund Franklin MicroCap Value Fund1 Franklin MidCap Value Fund Franklin Small Cap Value Fund Mutual Beacon Fund Mutual Quest Fund Mutual Recovery Fund2 Mutual Shares Fund

BLEND

Franklin Focused Core Equity Fund Franklin Large Cap Equity Fund Franklin Rising Dividends Fund

GROWTH

Franklin DynaTech Fund Franklin Flex Cap Growth Fund Franklin Growth Fund Franklin Growth Opportunities Fund Franklin Small Cap Growth Fund Franklin Small-Mid Cap Growth Fund

SECTOR

Franklin Biotechnology Discovery Fund Franklin Global Real Estate Fund Franklin Gold & Precious Metals Fund Franklin Natural Resources Fund Franklin Real Estate Securities Fund Franklin Utilities Fund Mutual Financial Services Fund

GLOBAL

Franklin World Perspectives Fund Mutual Global Discovery Fund Templeton Global Opportunities Trust Templeton Global Smaller Companies Fund Templeton Growth Fund Templeton World Fund

INTERNATIONAL

Franklin India Growth Fund Franklin International Growth Fund

Franklin International Small Cap Growth Fund Mutual European Fund Mutual International Fund Templeton Asian Growth Fund Templeton BRIC Fund Templeton China World Fund Templeton Developing Markets Trust Templeton Emerging Markets Small Cap Fund Templeton Foreign Fund Templeton Foreign Smaller Companies Fund Templeton Frontier Markets Fund

HYBRID

Franklin Balanced Fund

Franklin Convertible Securities Fund Franklin Equity Income Fund Franklin Income Fund

Templeton Emerging Markets Balanced Fund Templeton Global Balanced Fund3

ASSET ALLOCATION

Franklin Templeton Corefolio® Allocation Fund Franklin Templeton Founding Funds Allocation Fund Franklin Templeton Conservative Allocation Fund Franklin Templeton Growth Allocation Fund Franklin Templeton Moderate Allocation Fund Franklin Templeton 2015 Retirement Target Fund Franklin Templeton 2025 Retirement Target Fund Franklin Templeton 2035 Retirement Target Fund Franklin Templeton 2045 Retirement Target Fund Franklin Templeton Global Allocation Fund

FIXED INCOME

Franklin Adjustable U.S. Government Securities Fund4 Franklin Floating Rate Daily Access Fund Franklin High Income Fund

Franklin Limited Maturity U.S. Government Securities Fund4 Franklin Low Duration Total Return Fund Franklin Real Return Fund Franklin Strategic Income Fund Franklin Strategic Mortgage Portfolio Franklin Templeton Hard Currency Fund Franklin Total Return Fund Franklin U.S. Government Securities Fund4 Templeton Global Bond Fund Templeton Global Total Return Fund Templeton International Bond Fund

TAX-FREE INCOME5
National

Double Tax-Free Income Fund Federal Tax-Free Income Fund High Yield Tax-Free Income Fund Insured Tax-Free Income Fund6

Limited-/ Intermediate-Term

California Intermediate-Term Tax-Free Income Fund Federal Intermediate-Term Tax-Free Income Fund Federal Limited-Term Tax-Free Income Fund New York Intermediate-Term Tax-Free Income Fund

State-Specific Alabama Arizona California (4 funds) Colorado Connecticut Florida Georgia Kentucky Louisiana Maryland Massachusetts Michigan	Minnesota Missouri New Jersey New York (2 funds) North Carolina Ohio Oregon Pennsylvania Tennessee Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust7

1. The fund is closed to new investors. Existing shareholders and select retirement plans can continue adding to their accounts.
2. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%–25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
3. Effective 7/1/11, Templeton Income Fund changed its name to Templeton Global Balanced
Fund. Additionally, the fund changed its goal and pricing structure. Under normal circumstances, the fund will invest: at least 25% of its assets in fixed income senior securities

10/11

and at least 25% of its assets in equity securities; at least 40% of its assets in non-U.S.
investments; and in issuers located in at least three different countries (including the U.S.).
4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
5. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.
6. The fund invests primarily in insured municipal securities.
7. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

Not part of the semiannual report

VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

Franklin Tax-Free Trust

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2011 Franklin Templeton Investments. All rights reserved.

TF1 S 10/11

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A
(d)	N/A
(f)	Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-FREE TRUST

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date October 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date October 27, 2011

By /s/GASTON GARDEY
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date October 27, 2011